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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-1355

                                 The Alger Funds
               (Exact name of registrant as specified in charter)

                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1.  REPORT(S) TO STOCKHOLDERS.


--------------------------------------------------------------------------------
ALGER LARGECAP GROWTH FUND | ALGER SMALLCAP GROWTH FUND |
ALGER BALANCED FUND | ALGER MIDCAP GROWTH FUND | ALGER
CAPITAL APPRECIATION FUND | ALGER HEALTH SCIENCES FUND |
ALGER SMALLCAP AND MIDCAP GROWTH FUND | ALGER CORE
FIXED-INCOME FUND | ALGER MONEY MARKET FUND
--------------------------------------------------------------------------------

                                 THE ALGER FUNDS
--------------------------------------------------------------------------------

           [GRAPHIC]

         SEMI-ANNUAL
              REPORT
      April 30, 2007                                            [LOGO]
         (Unaudited)                                            ALGER

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE ALGER FUNDS
--------------------------------------------------------------------------------

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Highlights                                                               12
--------------------------------------------------------------------------------
Portfolio Summary                                                             20
--------------------------------------------------------------------------------
Schedules of Investments                                                      22
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                          62
--------------------------------------------------------------------------------
Statements of Operations                                                      65
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Statements of Changes in Net Assets                                           68
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Financial Highlights                                                          74
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Notes to Financial Statements                                                 88
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Additional Information                                                       105
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

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS,                                                  JUNE 8, 2007
--------------------------------------------------------------------------------

      In our October 31, 2006 report, we likened the new global economy to a "Brave New World." While we are usually loath to recycle a metaphor so quickly, in this case, it seems fitting to continue to use it. Nothing that has happened over the past six months alters our view that we are entering uncharted waters for both the global economy and for the thousands of companies that are being reshaped by it.

      As with any sweeping change, there are those who embrace it and try to anticipate the risks and rewards; there are those who deny that there is any change; and finally those who simply wait to see what everyone else thinks. At Alger, we fall into the first camp, and, in fact, believe that we are still in the early stages of a radical shift in how the global economy functions; one that has already produced new winners and losers, not just in terms of nations, but of companies that are seizing the opportunities and those that are unable to. While the story of China and India is familiar, it is hardly limited to them and now includes such disparate regions as Vietnam, Eastern Europe and Australia, to name three, all of which are adding additional complexity and additional fuel to the expanding global economy.

      Here then is our six-month postcard from this Brave New World. The themes include the greening of corporate America and the lessons gleaned from the swift fall and startling sharp recovery of the equity markets on February 27. They include the coming of age of private equity as a force that can move and shape the markets, and the importance of free cash flow as a metric for measuring the strength of corporate balance sheets. And of course, one other theme stands out above all -- the surprising (at least to most on Wall Street) strength of corporate earnings at the end of the first quarter.

THE CONVERGENCE OF BUSINESS AND GREEN

      The beginning of 2007 saw one of the warmest Januaries on record, but instead of snow, we were treated to a flurry of articles, announcements, conferences, and high level public speeches that demanded action on the part of countries, individuals and companies to address the issue of global warming. Appearing simultaneously but independently, FORTUNE, THE ECONOMIST and BUSINESSWEEK all ran lengthy cover stories describing the shift in corporate America to embrace socially responsible business practices as a better -- and potentially more profitable -- way of doing business. These articles were the most noticeable in a few weeks' span, but they were hardly a comprehensive list of the hundreds published about the greening of corporate America, not to mention Europe, Asia, and the world. By late January, whether or not "greening" was a mere zeitgeist was debatable. But on February 2, the Intergovernmental Panel on Climate Change issued their Fourth Assessment Report indicating that global warming was "unequivocal" -- a real and growing danger.

      In response, many dynamic, innovative companies are stepping up and looking for ways to solve the intractable issues of energy and the environment. Case in point is private equity firms Kohlberg Kravis Roberts and Texas Pacific Group, which announced plans to acquire one of the largest public utility companies in the United States, TXU. What made the TXU deal distinctive were the conditions attached to its approval. Under the proposed terms, KKR and Texas Pacific agreed to several substantial concessions to environmental groups including scaling back plans to build new coal-fired power plants while aggressively working on so-called "clean coal" technologies (i.e. coal gasification) that lower and potentially eliminate emissions. They also agreed to increase R&D spending on alternate energy by as much as half a billion dollars. Goldman Sachs, who brokered the deal, pressured both sides to agree to the pro-environment change in the initial plans. The result was a deal hailed by Wall Street and the green lobby in equal measure.

      The convergence of vast amounts of private equity cash and environmentalism was a sign of the cultural, global shift taking place. Clearly, a number of the major investment banks already saw the long-term value in their companies "going green," and the rest of the financial world was swiftly joining them.

THE RETURN OF VOLATILITY

      On February 27 global stock markets saw their most dramatic sell-off in years. Wall Street pundits were, as usual, divided. Some said it was a long-awaited correction and a sign of a weakening economy, while others said it was simply the return of volatility to what has been a fairly stable market.

      That said, nothing actually happened to trigger the declines. No sudden change in the economic forecasts. No critically bad economic or corporate news. However, there were rumors in Shanghai and Beijing that a government squeeze on credit and stock-speculation was imminent, and that alone was enough to send investors fleeing. But even after the sell-off, the Shenzhen market -- Shanghai's smaller sibling -- was still up more than 30% year-to-date, and well over 100% for the past 12 months. Hardly comforting if you bought on Monday before the sell-off, but not bad for those who had been in those markets for more than a couple of months.

      What happened? In our view this was a market phenomenon, a brief reminder of volatility after months of stability, and a bout of profit-taking and stepping aside that had been long overdue. Within days, fears of a "global bear market" dissipated as continued liquidity and private equity activity bolstered markets both in the United States and around the world.

PRIVATE EQUITY AND FREE CASH FLOW

      For the first half of the fiscal year, private equity activity was truly impressive, with the purchase of troubled companies such as Chrysler that in earlier years would have made unlikely buyout targets. While no major company today -- public or private -- seems beyond private equity interests, there is one theme that unites both private equity and mutual fund investors: free cash flow.

      At Alger, as bottom-up, fundamental investors, one of the key metrics we use is the ability of companies to generate free cash flow. Why? Because free cash flow can fund further growth at a company, pay dividends, and allow for the buy-back of stock in order to return value to shareholders -- all of which, properly done, can contribute to earnings growth and shareholder value. It is a sign of both a strong business model and disciplined financial management to be able to grow (at impressive rates) and not require constant infusions of new capital. We think that private equity firms buying public companies of all sizes and across many industries is not irrational. It is seizing an opportunity to acquire solid franchises that are generating strong cash flows at extraordinary valuations for the long-term investor. And the amount of private equity activity is another confirmation that globalization, broadly speaking, benefits U.S. corporate profits.

THE EARNINGS SURPRISE

      At the beginning of 2007, the overwhelming consensus was that after several years of strong, double-digit earnings growth, the first quarter would show the companies of the Standard & Poor's 500(i) slowing to an anemic 3-4% growth rate. That assumption was based on several factors including the woes of the U.S. housing market, the slowing of the U.S. industrial economy, and the basic assumption that corporate earnings would have to "revert to the mean" of their multi-decade average (about 7%) and hence dip significantly. All of these assumptions proved to be wrong.

      When all was said and done at the end of reporting seasons for the first quarter of 2007, the S&P companies registered earnings growth of about 9%, and nearly three-quarters of all companies have reported positive "surprises" relative to expectations. Indeed, at the tail end of May, the S&P broke its own record, reaching heights last seen seven years ago during the heady days of the technology boom -- and this despite another minor overnight sell-off in China. So what happened? It's a case of our friends back at the Old World struggling to explain New World geography in terms they're familiar with -- even if those terms don't quite fit anymore.

      True, most top-down analysts were correct about their predictions of the slowdown of the U.S. economy. In fact, first quarter GDP growth was even worse than had been predicted, registering a paltry 0.6% growth on weak exports and slower corporate capital expenditures. But the experts also continued to use the United States and past economic patterns as a proxy for predicting earnings for U.S.-listed companies. This made perfect sense for the last half of the 20th century, when the United States was the dominant economic power globally and U.S. corporations reflected that strength. But while the United States remains far and away the largest economy, it is simply no longer the sole engine of growth or the fastest. As such, the U.S. economy and economic data are no longer a good proxy for how companies will do. Instead, they may well mislead investors and analysts to underestimate the growth of U.S.-listed companies.

      We have said for the past three years -- for most of this decade, in fact -- that the U.S. markets have been good markets for "stock pickers" in that they have not been either notably frothy or notably flighty (occasional junctures notwithstanding). What is now emerging, we believe, is a global "stock picker" market, but many people are still playing markets rather than stocks. That leaves some markets and many stocks, especially U.S.-listed ones and U.S.-listed growth equities above all, undervalued and less loved than they should be. And that, of course, represents an opportunity to pick and choose quality growth companies while the rest of the investing community focuses their eyes elsewhere.

PORTFOLIO MATTERS

ALGER LARGECAP GROWTH FUND

      The Alger LargeCap Growth Fund gained 10.08% for the six months ended April 30, 2007, compared with a return of 8.42% for the Russell 1000 Growth Index(ii).

      Information Technology represented an average weight of 27.62%. The Fund was slightly overweight compared to the benchmark, but outperformed in this sector. Strong performers included Memc Electronic Materials, Inc., a global supplier of silicon wafers to the semiconductor industry, Nintendo Co. Ltd. ADR, and Apple Computer, Inc.

      In the Financials sector, at an average weight of 9.46%, the Fund was overweight but outperformed the benchmark. Intercontinental Exchange, Inc., a global electronic marketplace for trading futures and OTC energy contracts, Jones Lang LaSalle Inc., a leader in real estate services and money management, and the investment banking firm of Goldman Sachs were the top performers in this sector.

      The Fund was overweight and outperformed the benchmark in the Energy sector, at an average weight 6.13%. Key contributors included National-Oilwell Varco Inc., a prominent oil and gas drilling company, Valero Energy Corp., the largest refiner in North America, and Schlumberger Ltd., a global oilfield and information services company.

      At an average weight of 13.30% the Fund was underweight in the Consumer Discretionary sector and somewhat underperformed the benchmark. XM Satellite Radio Holdings, Inc., Sony Corp., and Laureate Education, Inc., an international network of accredited campus-based and online universities, were solid performers in this sector. International Game Technology, producers of slot and video gaming machines, Netflix, Inc., and the retail chain Best Buy Co., Inc. performed poorly.

ALGER SMALLCAP GROWTH FUND

      The Alger SmallCap Growth Fund gained 10.23% for the six months ended April 30, 2007, compared to the Russell 2000 Growth Index(iii) which returned 7.41%.

      In the Information Technology sector, the Fund, at an average weight of 22.86%, was slightly underweight the benchmark, but outperformed. Top performers in this sector were Synchronoss Technologies, Inc., a provider of on-demand transaction management solutions, WebEx Communications, Inc., the leader in online meeting applications, and Omniture, Inc., a provider of online business optimization services.

      At an average weight of 13.25%, the Fund was underweight but outperformed the benchmark in Industrials. Teletech Holdings, Inc., a global business process company that provides outsourcing solutions was the prominent performer in this sector, followed by BE Aerospace, Inc., the world's foremost manufacturer of cabin interior products for commercial aircraft, Bucyrus International, Inc., the global leader for the surface mining industry, and RBC Bearings, Inc., a manufacturer of bearing products.

      In the Consumer Discretionary sector, the Fund, at an average weight of 15.70% was marginally underweight the benchmark but outperformed. Top performers in this sector were the travel web site priceline.com, Inc., Aeropostale, Inc., and Focus

Media Holding, Ltd. ADR, the largest outdoor TV advertising network in China. Coldwater Creek, Inc., a clothing company showed a weaker performance in this sector.

      At an average weight of 7.48%, the Fund was overweight and outperformed the benchmark in the Energy sector. Top performers were SXR Uranium One, Inc., a premier mining company, Dril-Quip, Inc., one of the world's leading manufacturers of precision-engineered offshore drilling and production equipment, and Petrobank Energy & Resources, Ltd., a Calgary-based oil and natural gas exploration and production company.

ALGER BALANCED FUND

      The Alger Balanced Fund gained 7.33% for the six months ended April 30, 2007, underperforming the Russell 1000 Growth Index return of 8.42%.

      The Fund's largest sector exposure was in Information Technology. Weighting, at an average weight of 26.87%, closely mirrored the benchmark but the Fund outperformed with contributors including Memc Electronic Materials, Inc., Nintendo Co. Ltd. ADR, and Apple Computer, Inc.

      Our holdings in the Financials sector, at an average weight of 9.54%, were slightly overweight but outperformed the benchmark. IntercontinentalExchange, Inc., Goldman Sachs Group, Inc., and Jones Lang LaSalle, Inc. were the top performers.

      In the Energy sector, at an average weight of 6.18%, the Fund was slightly overweight but outperformed the benchmark. National-Oilwell Varco, Inc., Valero Energy Corp., and Schlumberger Ltd. were the outstanding fund performers in this sector.

      Fund holdings in the Consumer Discretionary sector, at an average weight of 13.10%, were underweight the benchmark and underperformed. Detracting performers included International Game Technology, Netflix, Inc., and Best Buy Co., Inc.

      The Fixed Income portion of the balanced fund benefited from good issue selection, taking advantage of change of control language covenants to protect against Mergers and Acquisition activity and diversification across sectors.

      For the six months ended April 30, 2007, the Fixed Income portion of the Fund returned 2.56% versus the Lehman Brothers Government/Credit Bond Index(iv) return of 2.48%. As of April 30, 2007, 35% of the fixed income portfolio was in corporate securities, 40% in Mortgage/ABS Product, 14% in Treasuries, 11% in Agencies and 0% in cash.

ALGER MIDCAP GROWTH FUND

      For the six months ended April 30, 2007, the Alger MidCap Growth Fund gained 15.67%, compared to the Russell MidCap Growth Index(v) with a return of 11.76%.

      The Fund, at an average weight of 20.61%, had a significant exposure in Information Technology. This weighting was slightly over the benchmark but outperformed. Memc Electronic Materials, Inc. was the strongest contributor in this sector, followed by Nintendo Co. Ltd. ADR, and Tessera Technologies, Inc. Isilon Systems, Inc., a modular network storage solutions developer, showed a weaker performance in this sector.

      In Consumer Discretionary the Fund had an average weight of 22.59%, similar to the benchmark but outperforming. The auction house Sothebys Holding Inc., Focus Media Holding, Ltd. ADR, and the retail chain GameStop Corp., were the top performers in this sector.

      At an average weight of 12.79%, the Fund was slightly underweight the benchmark in the Industrials sector, but outperformed. Notable contributors included Armor Holdings, Inc., a manufacturer and provider of specialized security products, BE Aerospace, Inc., and Teletech Holdings, Inc.

      The Fund was weighted similarly to the benchmark, at an average weight of 7.34%, in the Energy sector but outperformed. Strong contributors included National-Oilwell Varco, Inc., and Cameron International Corp., a leading oil and gas products and services provider. Detractors included BJ Services Co., a provider of pressure pumping, cementing, stimulation and coiled tubing services worldwide, and Patterson-UTI Energy, Inc., the second largest onshore contract drilling company in North America.

ALGER CAPITAL APPRECIATION FUND

      The Alger Capital Appreciation Fund gained 16.27% for the six months ended April 30, 2007, outperforming the Russell 3000 Growth Index(vi) return of 8.33%.

      Information Technology represented an average weight of 32.90% of the Fund's holdings, an overweight to the benchmark, but with outperformance. Strong contributions including Memc Electronic Materials, Inc., ON Semiconductor Corp., a provider of semiconductor components, and DealerTrack Holdings, Inc., a provider of on-demand software and data solutions for the automotive retail industry.

      In the Industrials sector, the Fund, at an average weight of 8.47%, was underweight compared to the benchmark but showed outperformance. The top performers were Armor Holdings, Inc., Terex Corp. and BE Aerospace, Inc.

      At an average weight of 10.17%, the Fund was overweight the benchmark in the Energy sector and outperformed. Valero Energy Corp., Petrobank Energy & Resources, Ltd., and Cameco Corp., the world's largest publicly traded uranium company, were top performers.

      In Consumer Discretionary, the Fund, at an average weight of 10.72%, was somewhat underweight the benchmark but outperformed. Focus Media Holding, Ltd. ADR, was a top performer as was the retailer GameStop Corp., Detractors in this sector included NutriSystem, Inc., Circuit City Stores, Inc., and Best Buy Co., Inc.

ALGER HEALTH SCIENCES FUND

      The Alger Health Sciences Fund gained 6.71% for the six months ended April 30, 2007, underperforming the S&P 500 Index return of 8.60%.

      Overall, the Mergers and Acquisitions and LBO themes remained a focus for the Healthcare industry in all sub-sectors, and in some cases, keeping valuations at a floor. The Pharmaceuticals sector continued to shine as valuations proved to be low and companies' fundamental performance improved noticeably. Greater top line growth and new product introductions all contributed to earnings outperformance. Managed Care, Healthcare IT and Services remained a highlight, and Medicare continued to drive profitability, sustaining relatively fair valuations compared to the overall market. Biotech delivered expected alpha generation, and Medical Equipment and Supplies improved as a subsector as valuations cycled from being egregiously expensive over the past 18-24 months to finally being reasonable after product recalls and other headline risks appeared to be less of a factor.

      Among the top pharmaceutical performers were Schering-Plough Corporation, a global research-based pharmaceutical company, Regeneron Pharmaceuticals, Inc., a developer of therapeutic medicines for the treatment of serious medical conditions, and Gilead Sciences, Inc., a biopharmaceutical company that develops innovative therapeutics in areas of unmet medical need. Among the poorer pharmaceutical performers were Nuvelo, Inc., a developer of commercialized therapeutics, Adolor Corp., a bio-pharmaceutical company specializing in the development of prescription pain management products, and Amgen, Inc., a leading human therapeutics company in the biotechnology industry.

      Strong contributors in Health Care Equipment and Services were Medco Health Solutions, Inc., a leading pharmacy benefit manager with the nation's largest mail order pharmacy operations, Wellcare Group, Inc., a leading provider of government-sponsored health plans, and Baxter International, Inc., a medical products and services company that focuses on critical therapies for life-threatening conditions.

ALGER SMALLCAP AND MIDCAP GROWTH FUND

      The Alger SmallCap and MidCap Growth Fund gained 14.55% for the six months ended April 30, 2007, outperforming the Russell 2500 Growth Index(vii) return of 10.62%.

      In the Consumer Discretionary sector, the Fund, at an average weight of 17.79%, approximated the benchmark but outperformed it. Top performers were Focus Media Holding Ltd. ADR, Priceline.com, Inc., and the retailer Urban Outfitters, Inc.

      The Fund's holdings in the Information Technology sector, at an average weight of 19.92% was underweight the benchmark but outperformed it. Synchronoss Technologies, Inc., Omniture, Inc., a leader in online business optimization services, and WebEx Communications, Inc. were all top performers.

      The Fund, at an average weight of 12.96%, was underweight but outperformed the benchmark in the Industrials sector. Top performers in this sector were BE Aerospace, Inc., Bucyrus International, Inc., and FTI Consulting, Inc., which provides corporate finance, economic, and forensic and litigation consulting services to clients.

      In the Energy sector, the Fund, with an average weight of 7.42%, had similar weight to the benchmark but outperformed it. SXR Uranium One, Inc., Grant Prideco, Inc., the world's leading supplier of drill pipe and stem products, and Petrobank Energy & Resources Ltd. comprised the top performers in this sector.

ALGER CORE FIXED INCOME FUND

      The Fund benefited from good issue selection, taking advantage of change of control language covenants to protect against Mergers and Acquisition activity and diversification across sectors. For the six months ending April 30, 2007, the Fund returned 2.27% compared to the Lehman Brothers Intermediate U.S.

Government/Credit Bond Index(viii) return of 2.59%. 40% of all holdings in the Fund were in Corporates, 31% in Mortgage/ABS Products, 14% in Treasuries, 5% in Agencies, and 10% in cash.

IN SUMMARY

      Six months ago, we surmised that braving the waters of the new global economy would provide both challenges and opportunities. Indeed, the first half of the year bore this out and often rewarded the innovative, dynamic companies and investors that embraced those changes. Going forward, we expect more of the same as the global, economic landscape continues to expand and evolve. As the first six months of this fiscal year come to a close, we would like to thank you for continuing to journey with us and entrusting us with your investing needs.

      Respectfully submitted,

      /s/ Daniel C. Chung                           /s/ Zachary Karabell

      Daniel C. Chung                               Zachary Karabell
      CHIEF INVESTMENT OFFICER                      CHIEF ECONOMIST

----------

(i) Standard & Poor's 500 Index is an index of the 500 largest and most profitable companies in the United States.

(ii) The Russell 1000 Growth Index is an unmanaged index designed to measure the performance of the largest 1000 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on the total market capitalization, which represents 98% of the U.S. Equity Market.

(iii) The Russell 2000 Growth Index is an unmanaged index designed to measure the performance of the 2000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(iv) Lehman Brothers Government/Credit Bond Index is an index designed to track performance of government and corporate bonds.

(v) The Russell Midcap Growth Index is an unmanaged index designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

(vi) The Russell 3000 Growth Index is an unmanaged index designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(vii) The Russell 2500 Growth Index is an unmanaged index designed to measure the performance of the 2500 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(viii) Lehman Brothers Intermediate U.S. Government/Credit Bond Index is an index designed to track performance of intermediate government and corporate bonds.

      Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses or taxes.

      This report and the financial statements contained herein are submitted for the general information of shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless proceeded or accompanied by an effective prospectus for the Fund. Funds returns represent the semi-annual period return of Class B shares prior to the deduction of any sales charges. The performance data quoted represents past performance, which is not an indication or guarantee of future results. The investment return and principal value of an investment in a fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at WWW.ALGER.COM, or call us at (800) 992-3863.

      The views and opinions of the Funds' management in this report are as of the date of the Shareholders letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a portfolio. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of April 30, 2007.

A WORD ABOUT RISK

      Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Funds that invest in fixed-income securities, such as the Balanced Fund, are subject to the fixed-income securities' sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when interest rates fall. These funds are also subject to the risk of a decline in the value of the fund's securities in the event of an issue's falling credit rating or actual default. Funds that participate in leveraging, such as the Capital Appreciation, SmallCap and MidCap and Health Sciences Funds, are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the fund's net asset value can decrease more quickly than if the fund had not borrowed. For a more detailed discussion of the risks associated with a Fund, please see the Funds' Prospectus.

      MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

      BEFORE INVESTING, CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES. THE FUNDS' PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT (800) 992-3863, OR VISITING OUR WEBSITE AT WWW.ALGER.COM, OR CONTACTING THE FUNDS' DISTRIBUTOR, FRED ALGER & COMPANY, INCORPORATED, 111 FIFTH AVENUE, NEW YORK 10003. MEMBER NYSE, SIPC READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
                         FUND PERFORMANCE AS OF 3/31/07
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                  1        5       10         SINCE
                                                 YEAR    YEARS    YEARS     INCEPTION
--------------------------------------------------------------------------------------
ALGER LARGECAP CLASS A
(Inception 1/1/97)                               0.78%    2.40%    6.99%       6.75%
ALGER LARGECAP CLASS B
(Inception 11/11/86)                             0.64%    2.37%    6.92%      11.09%
ALGER LARGECAP CLASS C
(Inception 8/1/97)                               4.65%    2.74%     n/a        4.25%
--------------------------------------------------------------------------------------
ALGER SMALLCAP CLASS A
(Inception 1/1/97)                               3.45%   10.38%    3.86%       2.54%
ALGER SMALLCAP CLASS B
(Inception 11/11/86)                             3.23%   10.48%    3.82%      10.15%
ALGER SMALLCAP CLASS C
(Inception 8/1/97)                               7.41%   10.78%     n/a        1.24%
--------------------------------------------------------------------------------------
ALGER BALANCED CLASS A
(Inception 1/1/97)                               0.68%    3.51%    8.20%       7.93%
ALGER BALANCED CLASS B
(Inception 6/1/92)                               0.47%    3.52%    8.13%       8.41%
ALGER BALANCED CLASS C
(Inception 8/1/97)                               4.49%    3.86%     n/a        6.10%
--------------------------------------------------------------------------------------
ALGER MIDCAP CLASS A
(Inception 1/1/97)                               0.72%    7.44%   12.25%      11.28%
ALGER MIDCAP CLASS B
(Inception 5/24/93)                              0.82%    7.52%   12.15%      14.42%
ALGER MIDCAP CLASS C
(Inception 8/1/97)                               4.59%    7.81%     n/a        9.72%
--------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION CLASS A
(Inception 1/1/97)                              11.68%    6.32%    8.85%       8.19%
ALGER CAPITAL APPRECIATION CLASS B
(Inception 11/11/86)                            12.01%    6.36%    8.79%      12.92%
ALGER CAPITAL APPRECIATION CLASS C
(Inception 8/1/97)                              16.03%    6.67%     n/a        5.70%
--------------------------------------------------------------------------------------
ALGER HEALTH SCIENCES CLASS A
(Inception 5/1/02)                               1.82%     n/a      n/a       14.12%
ALGER HEALTH SCIENCES CLASS B
(Inception 5/1/02)                               1.72%     n/a      n/a       14.31%
ALGER HEALTH SCIENCES CLASS C
(Inception 5/1/02)                               5.72%     n/a      n/a       14.55%
--------------------------------------------------------------------------------------
ALGER SMALLCAP AND MIDCAP CLASS A
(Inception 5/8/02)                               6.00%     n/a      n/a       11.05%
ALGER SMALLCAP AND MIDCAP CLASS B
(Inception 5/8/02)                               6.12%     n/a      n/a       11.24%
ALGER SMALLCAP AND MIDCAP CLASS C
(Inception 5/8/02)                              10.12%     n/a      n/a       11.51%
--------------------------------------------------------------------------------------
ALGER CORE FIXED-INCOME CLASS A
(Inception 3/1/06)                               0.03%     n/a      n/a       -0.25%
ALGER CORE FIXED-INCOME CLASS B
(Inception 3/1/06)                              -0.82%     n/a      n/a       -1.11%
ALGER CORE FIXED-INCOME CLASS C
(Inception 3/1/06)                               3.16%     n/a      n/a        3.48%

--------------------------------------------------------------------------------
ALGER LARGECAP GROWTH FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES
                            -- 10 YEARS ENDED 4/30/07

                                  [LINE GRAPH]

Ending Value Alger LargeCap Growth Class B: $19,523
Ending Value Russell 1000 Growth Index: $16,797

                    Alger LargeCap        Russell 1000
                    Growth Class B        Growth Index
  5/1/1997              $10,000             $10,000
                        $11,905             $11,545
10/31/1998              $14,346             $14,389
                        $19,986             $19,317
10/31/2000              $21,433             $21,119
                        $15,437             $12,686
10/31/2002              $11,562             $10,197
                        $14,459             $12,421
10/31/2004              $14,615             $12,842
                        $16,826             $13,975
10/31/2006              $17,724             $15,493
 4/30/2007              $19,523             $16,797

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger LargeCap Growth Class B shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2007. Figures for the Alger LargeCap Growth Class B shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger LargeCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
                      PERFORMANCE COMPARISON AS OF 4/30/07+
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                               1       5        10      SINCE
                                             YEAR    YEARS    YEARS   INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)                    3.23%   4.50%    6.99%     7.07%
Russell 1000 Growth Index                    12.26%   6.23%    5.32%     5.86%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 11/11/86)                  3.17%   4.51%    6.92%    11.24%
Russell 1000 Growth Index                    12.26%   6.23%    5.32%    10.32%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)                    7.08%   4.83%      --      4.60%
Russell 1000 Growth Index                    12.26%   6.23%      --      3.39%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.ALGER.COM OR CALL US AT
(800) 992-3863.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

--------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES
                            -- 10 YEARS ENDED 4/30/07

                                  [LINE GRAPH]

Ending Value Russell 2000 Growth Index: $19,136
Ending Value Alger SmallCap Growth Class B: $15,094

                    Alger SmallCap        Russell 2000
                    Growth Class B        Growth Index
  5/1/1997             $10,000              $10,000
                       $12,735              $13,070
10/31/1998             $11,253              $10,999
                       $14,865              $14,219
10/31/2000             $14,805              $16,517
                       $ 7,851              $11,312
10/31/2002             $ 6,266              $ 8,873
                       $ 8,760              $13,002
10/31/2004             $ 9,191              $13,722
                       $11,380              $15,218
10/31/2006             $13,695              $17,817
 4/30/2007             $15,094              $19,136

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger SmallCap Growth Class B shares and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2007. Figures for both the Alger SmallCap Growth Class B shares and the Russell 2000 Growth Index, include reinvestment of dividends. Performance for the Alger SmallCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
                      PERFORMANCE COMPARISON AS OF 4/30/07+
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                               1       5        10      SINCE
                                             YEAR    YEARS    YEARS   INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)                    5.14%  11.84%    4.24%     2.81%
Russell 2000 Growth Index                     4.52%   8.91%    6.71%     5.23%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 11/11/86)                  5.23%  11.93%    4.20%    10.26%
Russell 2000 Growth Index                     4.52%   8.91%    6.71%     7.72%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)                    9.21%  12.22%      --      1.53%
Russell 2000 Growth Index                     4.52%   8.91%      --      4.46%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.ALGER.COM OR CALL US AT
(800) 992-3863.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

--------------------------------------------------------------------------------
ALGER BALANCED FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES
                            -- 10 YEARS ENDED 4/30/07

                                 [LINE GRAPH]

Ending Value Alger Balanced Class B: $21,711
Ending Value Lehman Brothers Gov't/Credit Bond Index: $18,624
Ending Value Russell 1000 Growth Index: $16,797

                  Alger Balanced    Russell 1000        Lehman Brothers
                      Class B       Growth Index    Gov't/Credit Bond Index
  5/1/1997            $10,000          $10,000              $10,000
                      $11,492          $11,545              $10,741
10/31/1998            $13,429          $14,389              $11,845
                      $17,662          $19,317              $11,767
10/31/2000            $19,314          $21,119              $12,604
                      $17,003          $12,686              $14,536
10/31/2002            $14,818          $10,197              $15,331
                      $17,361          $12,421              $16,278
10/31/2004            $17,913          $12,842              $17,188
                      $19,774          $13,975              $17,328
10/31/2006            $20,645          $15,493              $18,172
 4/30/2007            $21,711          $16,797              $18,624

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger Balanced Class B shares, the Russell 1000 Growth Index (an unmanaged index of common stocks) and the Lehman Brothers Government/Credit Bond Index (an unmanaged index of government and corporate bonds) for the ten years ended April 30, 2007. Figures for the Alger Balanced Class B shares, the Russell 1000 Growth Index and the Lehman Brothers Government/Credit Bond Index include reinvestment of dividends and/or interest. Performance for the Alger Balanced Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
                      PERFORMANCE COMPARISON AS OF 4/30/07+
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                               1       5        10      SINCE
                                             YEAR    YEARS    YEARS   INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)                    2.66%   4.71%    8.13%     8.14%
Russell 1000 Growth Index                    12.26%   6.23%    5.32%     5.86%
Lehman Brothers Gov't/Credit Bond Index       7.34%   5.29%    6.42%     6.26%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 6/1/92)                    2.54%   4.72%    8.06%     8.56%
Russell 1000 Growth Index                    12.26%   6.23%    5.32%     8.75%
Lehman Brothers Gov't/Credit Bond Index       7.34%   5.29%    6.42%     6.68%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)                    6.55%   5.05%      --      6.32%
Russell 1000 Growth Index                    12.26%   6.23%      --      3.39%
Lehman Brothers Gov't/Credit Bond Index       7.34%   5.29%      --      6.03%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.ALGER.COM OR CALL US AT
(800) 992-3863.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

--------------------------------------------------------------------------------
ALGER MIDCAP GROWTH FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES
                            -- 10 YEARS ENDED 4/30/07

                                  [LINE GRAPH]

Ending Value Alger Midcap Growth Class B: $32,217
Ending Value Russell Midcap Growth Index: $25,114

                   Alger MidCap     Russell Midcap
                  Growth Class B     Growth Index
  5/1/1997            $10,000          $10,000
                      $12,378          $12,124
10/31/1998            $13,151          $12,418
                      $17,403          $17,097
10/31/2000            $25,481          $23,708
                      $19,747          $13,565
10/31/2002            $15,543          $11,176
                      $21,602          $15,569
10/31/2004            $22,337          $16,935
                      $25,704          $19,626
10/31/2006            $24,910          $22,473
 4/30/2007            $32,217          $25,114

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger MidCap Growth Class B shares and Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2007. Figures for the Alger MidCap Growth Class B shares and Russell Midcap Growth Index include reinvestment of dividends. Performance for the Alger MidCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
                      PERFORMANCE COMPARISON AS OF 4/30/07+
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              1        5        10      SINCE
                                             YEAR    YEARS    YEARS   INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)                    4.53%   8.81%   12.49%    11.57%
Russell Midcap Growth Index                  11.11%  11.60%    9.65%     9.18%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 5/24/93)                   4.59%   8.90%   12.41%    14.62%
Russell Midcap Growth Index                  11.11%  11.60%    9.65%    10.92%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)                    8.50%   9.18%      --     10.04%
Russell Midcap Growth Index                  11.11%  11.60%      --      7.62%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.ALGER.COM OR CALL US AT
(800) 992-3863.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

--------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES
                            -- 10 YEARS ENDED 4/30/07

                                  [LINE GRAPH]

Ending Value Alger Capital Appreciation Class B: $23,039
Ending Value Russell 3000 Growth Index: $16,896

                   Alger Capital       Russell 3000
               Appreciation Class B    Growth Index
  5/1/1997            $10,000            $10,000
                      $12,020            $11,676
10/31/1998            $13,205            $14,057
                      $21,523            $18,923
10/31/2000            $24,019            $20,668
                      $15,097            $12,537
10/31/2002            $11,361            $10,061
                      $14,005            $12,410
10/31/2004            $14,068            $12,847
                      $16,777            $14,002
10/31/2006            $19,825            $15,596
 4/30/2007            $23,039            $16,896

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger Capital Appreciation Class B shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2007. Figures for the Alger Capital Appreciation Class B shares and the Russell 3000 Growth Index include reinvestment of dividends. Performance for Alger Capital Appreciation Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
                      PERFORMANCE COMPARISON AS OF 4/30/07+
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              1        5        10      SINCE
                                             YEAR    YEARS    YEARS   INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)                  15.77%    8.40%    8.77%     8.53%
Russell 3000 Growth Index                   11.52%    6.43%    5.38%     5.74%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 11/1/93)                 16.27%    8.45%    8.70%    13.16%
Russell 3000 Growth Index                   11.52%    6.43%    5.38%     8.63%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)                  20.17%    8.72%      --      6.06%
Russell 3000 Growth Index                   11.52%    6.43%      --      3.43%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.ALGER.COM OR CALL US AT
(800) 992-3863.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

--------------------------------------------------------------------------------
ALGER HEALTH SCIENCES FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES
                         FROM 5/01/02 TO 4/30/07

                                  [LINE GRAPH]
Ending Value Alger Health Sciences Class B: $20,301
Ending Value S&P 500 Index: $15,064

                   Alger Health
                 Sciences Class B   S&P 500 Index
  5/1/2002            $10,000          $10,000
10/31/2002            $ 9,260          $ 8,298
10/31/2003            $11,780          $10,025
10/31/2004            $13,300          $10,968
10/31/2005            $16,952          $11,923
10/31/2006            $19,213          $13,873
 4/30/2007            $20,501          $15,064

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Health Sciences Class B shares, with a contingent deferred sales charge of 2%, and the Standard & Poor's 500 Index (an unmanaged index of common stocks) on May 1, 2002, the inception date of the Alger Health Sciences Fund, through April 30, 2007. Figures for both the Alger Health Sciences Class B shares and the Standard & Poor's 500 Index include reinvestment of dividends. Performance for the Alger Health Sciences Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
                      PERFORMANCE COMPARISON AS OF 4/30/07+
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                1       SINCE
                                                               YEAR   INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 5/1/02)                                    11.61%    15.04%
S&P 500 Index                                                 15.25%     8.54%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 5/1/02)                                    11.89%    15.22%
S&P 500 Index                                                 15.25%     8.54%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 5/1/02)                                    15.96%    15.45%
S&P 500 Index                                                 15.25%     8.54%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.ALGER.COM OR CALL US AT
(800) 992-3863.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

--------------------------------------------------------------------------------
ALGER SMALLCAP AND MIDCAP GROWTH FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES
                             FROM 5/8/02 TO 4/30/07

                                  [LINE GRAPH]

Ending Value Alger SmallCap and MidCap Growth Class B: $17,415

Ending Value Russell 2500 Growth Index: $16,621

                   Alger SmallCap and
                      MidCap Growth     Russell 2500
                         Class B        Growth Index
  5/8/2002               $10,000           $10,000
10/31/2002               $ 7,630           $ 7,434
10/31/2003               $ 9,870           $10,761
10/31/2004               $10,270           $11,422
10/31/2005               $12,832           $13,001
10/31/2006               $15,377           $15,025
 4/30/2007               $17,615           $16,621

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger SmallCap and MidCap Growth Class B shares, with a contingent deferred sales charge of 2%, and the Russell 2500 Growth Index (an unmanaged index of common stocks) on May 8, 2002, the inception date of the Alger SmallCap and MidCap Growth Fund, through April 30, 2007. Figures for both the Alger SmallCap and MidCap Growth Class B shares and the Russell 2500 Growth Index include reinvestment of dividends. Performance for the Alger SmallCap and MidCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
                      PERFORMANCE COMPARISON AS OF 4/30/07+
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                1       SINCE
                                                               YEAR   INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 5/8/02)                                     7.89%    11.61%
Russell 2500 Growth Index                                      7.32%    10.74%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 5/8/02)                                     8.12%    11.79%
Russell 2500 Growth Index                                      7.32%    10.74%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 5/8/02)                                    12.03%    12.04%
Russell 2500 Growth Index                                      7.32%    10.74%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.ALGER.COM OR CALL US AT
(800) 992-3863.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

--------------------------------------------------------------------------------
ALGER CORE FIXED-INCOME FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES
                             FROM 3/01/06 TO 4/30/07

                                  [LINE GRAPH]

Ending Value Alger Core Fixed-Income Class B: $9,940
Ending Value Lehman Brothers Intermediate Gov't/Credit Bond Index: $10,618

                                        Lehman Brothers
                    Alger Core        Intermediate Gov't/
               Fixed-Income Class B    Credit Bond Index
  3/1/2006           $10,000               $10,000
10/31/2006           $10,208               $10,350
 4/30/2007           $ 9,940               $10,618

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Core Fixed-Income Class B shares, with a contingent deferred sales charge of 5%, and the Lehman Brothers Intermediate Gov't/Credit Bond Index (an unmanaged index of government and corporate bonds) on March 1, 2006, the inception date of the Alger Core Fixed-Income Fund, through April 30, 2007. Figures for both the Alger Core Fixed-Income Class B shares and the Lehman Brothers Intermediate Gov't/Credit Bond Index include reinvestment of dividends. Performance for the Alger Core Fixed-Income Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
                      PERFORMANCE COMPARISON AS OF 4/30/07+
--------------------------------------------------------------------------------
                                  TOTAL RETURNS
--------------------------------------------------------------------------------
                                                               1       SINCE
                                                              YEAR   INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 3/1/06)                                    0.66%     0.22%
Lehman Brothers Int. Gov't/Credit Bond Index                  6.59%     5.28%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 3/1/06)                                   (0.22)%   (0.52)%
Lehman Brothers Int. Gov't/Credit Bond Index                  6.59%     5.28%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 3/1/06)                                    3.92%     3.74%
Lehman Brothers Int. Gov't/Credit Bond Index                  6.59%     5.28%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.ALGER.COM OR CALL US AT
(800) 992-3863.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY+
April 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     SMALLCAP
                                                                                        AND
                            LARGECAP   SMALLCAP   MIDCAP      CAPITAL      HEALTH     MIDCAP
SECTORS                      GROWTH     GROWTH    GROWTH   APPRECIATION   SCIENCES    GROWTH
---------------------------------------------------------------------------------------------
Consumer Discretionary        11.9%      15.1%     20.5%       11.7%         0.4%      18.3%
Consumer Staples              11.3        1.0       0.7         7.6          1.0        2.1
Energy                         7.0        9.2       9.9        10.7          0.0        8.0
Financials                     9.3        8.2      10.3         8.6          0.3        7.7
Health Care                   11.5       19.0      13.3        14.0         90.6       18.6
Industrials                   11.9        9.8      11.8         2.5          0.0       13.0
Information Technology        30.7       21.4      25.2        31.7          0.0       19.7
Materials                      1.3        4.9       4.8         4.1          0.5        2.7
Telecommunication
  Services                     1.0        3.2       2.7         4.3          0.0        3.2
Utilities                      1.2        0.9       1.1         0.0          0.0        1.2
Cash and Net Other Assets      2.9        7.3      -0.3         4.8          7.2        5.5
---------------------------------------------------------------------------------------------
                             100.0%     100.0%    100.0%      100.0%       100.0%     100.0%
=============================================================================================

                                                                     CORE FIXED-
SECTORS/SECURITY TYPES                               BALANCED FUND   INCOME FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                     9.3%
Consumer Staples                                           7.9
Energy                                                     6.8
Financials                                                 5.9
Health Care                                                7.2
Industrials                                                6.1
Information Technology                                    18.3
Materials                                                  0.7
Telecommunication Services                                 0.6
Utilities                                                  0.5
--------------------------------------------------------------------------------
   Total Common Stocks                                    63.3%
--------------------------------------------------------------------------------
Corporate Bonds                                           18.4%          59.6%
Agency Bonds                                              12.0           15.2
U.S. Treasury Bonds                                        4.9           13.4
--------------------------------------------------------------------------------
   Total Bonds                                            35.3%          88.2%
--------------------------------------------------------------------------------
Cash and Net Other Assets                                  1.4%          11.8%
--------------------------------------------------------------------------------
                                                         100.0%         100.0%
================================================================================

                                                                    MONEY MARKET
DAYS TO MATURITY                                                        FUND
--------------------------------------------------------------------------------
0 to 30                                                                 53.7%
31 to 60                                                                31.7
61 to 90                                                                14.6
--------------------------------------------------------------------------------
                                                                       100.0%
================================================================================

+ BASED ON NET ASSETS FOR EACH FUND, EXCEPT FOR MONEY MARKET FUND WHICH IS BASED ON TOTAL INVESTMENTS.

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--97.1%                                    SHARES            VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.2%
Boeing Company                                          53,950   $    5,017,350
General Dynamics Corporation                           104,600        8,211,100
--------------------------------------------------------------------------------
                                                                     13,228,450
--------------------------------------------------------------------------------
BEVERAGES--1.8%
PepsiCo, Inc.                                          112,000        7,402,080
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.1%
Amgen Inc.+                                            126,185        8,093,506
Genentech, Inc.*                                        58,700        4,695,413
--------------------------------------------------------------------------------
                                                                     12,788,919
--------------------------------------------------------------------------------
CABLE--1.0%
Time Warner Cable, Inc.*                               109,200        4,020,744
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.5%
Bear Stearns Companies Inc.                             34,300        5,340,510
Goldman Sachs Group, Inc.                               23,170        5,065,194
--------------------------------------------------------------------------------
                                                                     10,405,704
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--6.4%
Cisco Systems, Inc.*                                   455,185       12,171,647
Corning Incorporated*                                  140,500        3,332,660
QUALCOMM Inc.+                                         103,850        4,548,630
Research In Motion Limited*                             49,770        6,548,737
--------------------------------------------------------------------------------
                                                                     26,601,674
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.2%
Apple Computer, Inc.*                                   87,185        8,701,063
Autodesk, Inc.                                          45,200        1,865,404
Dell Inc.*                                             125,200        3,156,292
Hewlett-Packard Company                                 80,800        3,404,912
Memc Electronic Materials, Inc.*                       109,785        6,025,001
SanDisk Corporation*                                    53,600        2,328,920
--------------------------------------------------------------------------------
                                                                     25,481,592
--------------------------------------------------------------------------------
CONGLOMERATE--1.9%
ITT Industries, Inc.                                   121,900        7,778,439
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Emerson Electric Co.                                    87,850        4,128,071
--------------------------------------------------------------------------------
ELECTRONICS--1.7%
Nintendo Co., Ltd. ADR#                                174,700        6,879,896
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.4%
Cameron International Corp.*                            63,600        4,106,652
National-Oilwell Varco Inc.*                            56,735        4,813,965
Schlumberger Limited                                    59,555        4,396,946
Transocean Inc.*                                        55,200        4,758,240
--------------------------------------------------------------------------------
                                                                     18,075,803
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
FINANCE--1.0%
Intercontinental Exchange Inc.*                         32,250   $    4,095,750
--------------------------------------------------------------------------------
FINANCIAL SERVICES--2.9%
Chicago Mercantile Exchange Holdings Inc.                8,015        4,141,751
Hong Kong Exchanges & Clearing Limited                 233,000        2,244,552
UBS AG                                                  83,400        5,412,660
--------------------------------------------------------------------------------
                                                                     11,798,963
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.6%
CVS Caremark Corporation                               115,600        4,189,344
Wal-Mart Stores, Inc.                                   64,500        3,090,840
Walgreen Co.                                           185,200        8,130,280
Whole Foods Market, Inc.                                81,000        3,789,990
--------------------------------------------------------------------------------
                                                                     19,200,454
--------------------------------------------------------------------------------
FOOD PRODUCTS--.8%
Kraft Foods Inc. Cl. A                                 100,642        3,368,488
--------------------------------------------------------------------------------
FREIGHT & LOGISTICS--1.3%
FedEx Corp.                                             49,100        5,177,104
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE--.8%
Brookdale Senior Living Inc.                            76,865        3,490,440
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Intuitive Surgical, Inc.*                               23,300        3,021,078
Medtronic, Inc.                                         66,500        3,519,845
--------------------------------------------------------------------------------
                                                                      6,540,923
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.0%
Health Net Inc.*                                       137,970        7,458,658
UnitedHealth Group Incorporated                         96,300        5,109,678
--------------------------------------------------------------------------------
                                                                     12,568,336
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.9%
Hilton Hotels Corporation                              149,100        5,069,400
International Game Technology                          194,300        7,410,602
Penn National Gaming, Inc.*                             58,800        2,842,392
Royal Caribbean Cruises Ltd.                            71,105        2,955,835
Starbucks Corporation*                                 200,900        6,231,918
--------------------------------------------------------------------------------
                                                                     24,510,147
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.2%
Procter & Gamble Company                               144,715        9,306,622
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.2%
3M Co.                                                  54,700        4,527,519
General Electric Company                               237,700        8,761,622
--------------------------------------------------------------------------------
                                                                     13,289,141
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES--.7%
Cognizant Technology Solutions Corporation Cl. A*       33,900        3,030,660
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
INSURANCE--1.7%
American International Group, Inc.                     102,300   $    7,151,793
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.2%
eBay Inc.*                                             267,875        9,091,677
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.9%
Google Inc. Cl. A*                                      29,925       14,106,046
Yahoo! Inc. *                                          224,800        6,303,392
--------------------------------------------------------------------------------
                                                                     20,409,438
--------------------------------------------------------------------------------
MACHINERY--.6%
Joy Global Inc.                                         48,125        2,436,569
--------------------------------------------------------------------------------
MEDIA--3.2%
Comcast Corporation Special Cl. A*                     267,300        7,056,720
News Corporation Cl. A                                 145,800        3,264,462
XM Satellite Radio Holdings Inc. Cl. A*                267,340        3,127,878
--------------------------------------------------------------------------------
                                                                     13,449,060
--------------------------------------------------------------------------------
METALS & MINING--1.9%
Freeport-McMoRan Copper & Gold, Inc. Cl. B              82,265        5,524,917
Peabody Energy Corporation                              51,300        2,461,374
--------------------------------------------------------------------------------
                                                                      7,986,291
--------------------------------------------------------------------------------
OIL & GAS--2.1%
EOG Resources, Inc.                                     57,200        4,200,768
Valero Energy Corporation                               62,800        4,410,444
--------------------------------------------------------------------------------
                                                                      8,611,212
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.9%
Bristol-Myers Squibb, Company                           35,400        1,021,644
Merck & Co. Inc.                                        89,100        4,583,304
Sepracor Inc.*                                          55,300        2,968,504
Wyeth                                                   64,400        3,574,200
--------------------------------------------------------------------------------
                                                                     12,147,652
--------------------------------------------------------------------------------
REAL ESTATE--1.2%
Jones Lang LaSalle Incorporated                         47,755        5,133,185
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
Broadcom Corporation Cl. A*                            128,200        4,172,910
Intel Corporation                                      196,100        4,216,150
NVIDIA Corporation*                                    104,200        3,427,138
--------------------------------------------------------------------------------
                                                                     11,816,198
--------------------------------------------------------------------------------
SOFTWARE--5.6%
Adobe Systems Incorporated                              74,400        3,092,064
Microsoft Corporation                                  413,430       12,378,094
Symantec Corporation*                                  203,305        3,578,168
TomTom NV*                                              92,500        3,937,487
--------------------------------------------------------------------------------
                                                                     22,985,813
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
Best Buy Co., Inc.                                      71,465   $    3,333,842
Urban Outfitters, Inc.*                                160,700        4,139,632
--------------------------------------------------------------------------------
                                                                      7,473,474
--------------------------------------------------------------------------------
TOBACCO--1.9%
Altria Group, Inc.                                     111,135        7,659,424
--------------------------------------------------------------------------------
TRANSPORTATION BY AIR--.8%
UAL Corporation*                                        95,600        3,193,040
--------------------------------------------------------------------------------
UTILITIES--1.2%
Veolia Environnement                                    58,395        4,817,003
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
NII Holdings Inc. Cl. B*                                55,555        4,263,846
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $371,955,252)                                               401,794,075
--------------------------------------------------------------------------------

PURCHASED OPTIONS--.2%                               CONTRACTS
--------------------------------------------------------------------------------
PUT OPTIONS
Amgen/July/60+                                             350           33,250
Google Inc. Cl. A/June/470+                                150          184,500
Qualcomm Inc./October/42.5+                                973          233,520
Yahoo! Inc.*/July/30+                                      900          225,000
--------------------------------------------------------------------------------
TOTAL PURCHASED PUT OPTIONS
  (Cost $1,112,200)                                                     676,270
--------------------------------------------------------------------------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--4.5%                            AMOUNT
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
  (Cost $18,710,000)                              $ 18,710,000       18,710,000
--------------------------------------------------------------------------------

================================================================================
Total Investments
  (Cost $391,777,452)(a)                                 101.8%     421,180,345
Liabilities in Excess of Other Assets                     (1.8)      (7,255,792)
--------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $  413,924,553
================================================================================

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR PORTION OF THE SECURITIES ARE PLEDGED AS COLLATERAL FOR OPTIONS
      WRITTEN.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $400,432,028 AMOUNTED TO $20,748,317 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $36,198,506 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $15,450,189.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -25-

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND
SCHEDULE OF OPTIONS WRITTEN (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                             SHARES
                                                            SUBJECT
                                            CONTRACTS   TO CALL/PUT       VALUE
--------------------------------------------------------------------------------
CALL OPTIONS WRITTEN
Amgen/July/65                                     350        35,000   $  96,250
QUALCOMM Inc./October/50                          973        97,300     126,490
--------------------------------------------------------------------------------
TOTAL
  (Premiums Received $209,666)                                          222,740
--------------------------------------------------------------------------------
PUT OPTIONS WRITTEN
Amgen/July/55                                     350        35,000      12,250
Google Inc. Cl. A/June/420                        150        15,000      24,000
QUALCOMM Inc./October/37.5                        973        97,300      97,300
Yahoo! Inc./July/27.5                             900        90,000     108,000
--------------------------------------------------------------------------------
TOTAL
  (Premiums Received $433,999)                                          241,550
--------------------------------------------------------------------------------
TOTAL OPTIONS WRITTEN
  (Premiums Received $643,665)                                        $ 464,290
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.                                          -26-

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--92.7%                                    SHARES            VALUE
--------------------------------------------------------------------------------
ADVERTISING--.5%
24/7 Real Media, Inc.*                                 245,300   $    2,440,735
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.2%
BE Aerospace, Inc.*                                    176,100        6,454,065
Esterline Technologies Corporation*                    121,850        5,084,800
SI International Inc.*                                 144,750        3,830,085
--------------------------------------------------------------------------------
                                                                     15,368,950
--------------------------------------------------------------------------------
AIRLINES--.8%
AirTran Holdings, Inc.*                                371,050        4,085,260
--------------------------------------------------------------------------------
AUTO COMPONENTS--.8%
LKQ Corporation*                                       164,500        3,714,410
--------------------------------------------------------------------------------
AUTOMOTIVE EQUIPMENT & SERVICES--.8%
Tenneco Inc.*                                          125,500        3,758,725
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.1%
InterMune Inc.*                                        137,400        3,972,234
Neurocrine Biosciences, Inc.*                          178,000        2,265,940
Onyx Pharmaceuticals, Inc.*                            176,300        4,717,788
Regeneron Pharmaceuticals, Inc.*                       145,600        3,960,320
--------------------------------------------------------------------------------
                                                                     14,916,282
--------------------------------------------------------------------------------
BUSINESS SERVICES--.9%
TeleTech Holdings Inc.*                                120,600        4,550,238
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
Greenhill & Co., Inc.                                   80,750        5,107,437
--------------------------------------------------------------------------------
CHEMICALS--.7%
Zoltek Companies, Inc.*                                119,900        3,649,756
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.6%
Boston Private Financial Holdings, Inc.                170,850        4,751,338
First Midwest Bancorp, Inc.                            130,000        4,672,200
Signature Bank*                                        150,800        4,744,168
Wintrust Financial Corporation                          82,500        3,545,850
--------------------------------------------------------------------------------
                                                                     17,713,556
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
American Reprographics Co.*                            156,600        5,199,120
FTI Consulting, Inc.*                                  157,700        5,798,629
--------------------------------------------------------------------------------
                                                                     10,997,749
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--2.0%
Polycom, Inc.*                                         144,900        4,825,170
Sonus Networks, Inc.*                                  661,900        5,116,487
--------------------------------------------------------------------------------
                                                                      9,941,657
--------------------------------------------------------------------------------
COMMUNICATION TECHNOLOGY--1.0%
Dobson Communications Corp.                            561,700        5,117,087
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
COMPUTER SERVICES--2.4%
ANSYS, Inc.*                                            56,100   $    2,872,320
Digital River, Inc.*                                    93,000        5,443,290
Internap Network Services Corporation*                 236,810        3,637,402
--------------------------------------------------------------------------------
                                                                     11,953,012
--------------------------------------------------------------------------------
COMPUTER TECHNOLOGY--1.1%
Atheros Communications*                                192,200        5,149,038
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
URS Corporation*                                       127,700        5,580,490
--------------------------------------------------------------------------------
CORRECTIONAL FACILITIES--1.1%
The Geo Group Inc.*                                    107,900        5,524,480
--------------------------------------------------------------------------------
DRUG DISTRIBUTION--.7%
Hecla Mining Co.                                       371,900        3,276,439
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS--1.0%
United Therapeutics Corporation*                        86,900        4,858,579
--------------------------------------------------------------------------------
ELECTRIC SERVICES--1.2%
ITC Holdings Corp.*                                    135,300        5,693,424
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.1%
Dril-Quip Inc.                                         108,400        5,474,200
Horizon Offshore, Inc.*                                159,360        2,549,760
North American Energy Partner*                         243,500        5,210,900
T-3 Energy Services, Inc.*                              82,500        2,103,750
--------------------------------------------------------------------------------
                                                                     15,338,610
--------------------------------------------------------------------------------
FINANCE--.8%
WNS Holdings Limited*                                  143,600        3,816,888
--------------------------------------------------------------------------------
FINANCIAL INFORMATION SERVICES--1.2%
GFI Group Inc.*                                         84,500        5,851,625
--------------------------------------------------------------------------------
FINANCIAL SERVICES--1.1%
Cohen & Steers, Inc.                                   108,800        5,582,528
--------------------------------------------------------------------------------
FOOD & BEVERAGES--1.1%
Hain Celestial Group Inc. (The)*                       179,700        5,396,391
--------------------------------------------------------------------------------
HEALTH CARE--.5%
Gentiva Health Services Inc.*                          119,600        2,238,912
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
Hologic, Inc.*                                          96,050        5,527,677
Illumina, Inc.                                         116,750        3,809,553
Thoratec Corporation*                                  158,500        3,109,770
Ventana Medical Systems, Inc.*                         110,750        5,381,343
--------------------------------------------------------------------------------
                                                                     17,828,343
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.4%
Parexel International Corporation*                     153,082   $    6,013,061
Psychiatric Solutions, Inc.*                           162,500        5,698,875
Sierra Health Services, Inc.*                          117,800        4,879,276
--------------------------------------------------------------------------------
                                                                     16,591,212
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--.8%
Orient-Express Hotels Ltd. Cl. A.                       77,750        4,093,538
--------------------------------------------------------------------------------
INSURANCE--1.0%
First Mercury Financial Corporation*                   229,000        4,740,300
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.2%
Coldwater Creek Inc.*                                  237,600        4,918,320
Priceline.com Incorporated*                            101,300        5,636,332
--------------------------------------------------------------------------------
                                                                     10,554,652
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.5%
Acme Packet, Inc.*                                     179,500        2,425,045
Allscripts Healthcare Solutions, Inc.*                 189,650        5,016,242
DealerTrack Holdings Inc.*                             171,100        5,646,300
Omniture Inc.*                                         198,565        3,740,965
WebEx Communications, Inc.*                             94,050        5,336,397
--------------------------------------------------------------------------------
                                                                     22,164,949
--------------------------------------------------------------------------------
IT SERVICES--.8%
Wright Express Corp.*                                  121,600        3,831,616
--------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--1.0%
WMS Industries Inc.*                                   124,250        4,952,605
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.1%
LIFE TIME FITNESS, Inc.*                               103,700        5,330,180
--------------------------------------------------------------------------------
MACHINERY--2.2%
Actuant Corporation Cl. A                               93,650        4,963,450
Bucyrus International, Inc. Cl. A                       89,525        5,616,798
--------------------------------------------------------------------------------
                                                                     10,580,248
--------------------------------------------------------------------------------
MANUFACTURING--1.2%
Silgan Holdings Inc.                                   102,500        5,881,450
--------------------------------------------------------------------------------
MEDIA--1.9%
NeuStar, Inc. Cl. A*                                   146,550        4,214,778
World Wrestling Entertainment, Inc. Cl. A              300,550        5,112,356
--------------------------------------------------------------------------------
                                                                      9,327,134
--------------------------------------------------------------------------------
MEDICAL DEVICES--.5%
Dexcom Inc.*                                           293,700        2,340,789
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--1.6%
Indevus Pharmaceuticals, Inc.*                         398,300   $    2,871,743
Inverness Medical Innovations, Inc.*                    58,100        2,326,905
Omrix Biopharmaceuticals, Inc.*                         79,500        2,822,250
--------------------------------------------------------------------------------
                                                                      8,020,898
--------------------------------------------------------------------------------
MEDICAL TECHNOLOGY--.4%
Hansen Medical, Inc.*                                  110,700        2,102,193
--------------------------------------------------------------------------------
METALS--2.8%
Blue Pearl Mining Ltd.*                                245,600        3,929,600
RBC Bearings, Inc.*                                    154,000        5,853,540
SXR Uranium One, Inc.*                                 251,500        3,767,470
--------------------------------------------------------------------------------
                                                                     13,550,610
--------------------------------------------------------------------------------
METALS & MINING--.8%
Breakwater Resources, Ltd.*                          1,953,600        3,711,840
--------------------------------------------------------------------------------
OIL & GAS--2.7%
Carrizo Oil & Gas, Inc.*                               107,750        3,970,587
Mariner Energy Inc.*                                   219,300        4,945,215
Warren Resources Inc.*                                 303,500        4,009,235
--------------------------------------------------------------------------------
                                                                     12,925,037
--------------------------------------------------------------------------------
OIL AND GAS EXPLORATION SERVICES--.8%
Petrobank Energy and Resources Ltd.*                   192,350        3,898,935
--------------------------------------------------------------------------------
PHARMACEUTICAL PREPARATIONS--.8%
Adams Respiratory Therapeutics, Inc.*                  104,800        3,931,048
--------------------------------------------------------------------------------
PHARMACEUTICALS--.5%
Pharmion Corp.*                                         80,600        2,441,374
--------------------------------------------------------------------------------
REAL ESTATE--.5%
HFF Inc.*                                              164,600        2,630,308
--------------------------------------------------------------------------------
RESTAURANTS--1.0%
McCormick & Schmick's Seafood Restaurants, Inc.*       188,200        5,038,114
--------------------------------------------------------------------------------
RETAIL--2.1%
bebe Stores, Inc.                                      299,000        5,232,500
Phillips-Van Heusen Corporation                         92,650        5,179,135
--------------------------------------------------------------------------------
                                                                     10,411,635
--------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT--1.5%
FormFactor Inc.*                                        85,100        3,513,779
SiRF Technology Holdings, Inc.*                        160,600        3,896,156
--------------------------------------------------------------------------------
                                                                      7,409,935
--------------------------------------------------------------------------------
SEMICONDUCTORS--.8%
Cirrus Logic, Inc.*                                    443,400        3,671,352
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
Applied Micro Circuits Corporation*                    919,600   $    2,584,076
ATMI, Inc.*                                            105,250        3,255,383
Cymer, Inc.*                                            78,700        3,188,137
ON Semiconductor Corporation*                          470,800        5,042,268
Tessera Technologies Inc.*                             133,600        5,716,744
--------------------------------------------------------------------------------
                                                                     19,786,608
--------------------------------------------------------------------------------
SOFTWARE--3.0%
Synchronoss Technologies Inc.*                         264,500        5,935,380
Tibco Software Inc.*                                   372,500        3,397,200
VeriFone Holdings Inc.*                                151,400        5,342,906
--------------------------------------------------------------------------------
                                                                     14,675,486
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Aeropostale, Inc.*                                     109,700        4,514,155
Carter's, Inc.*                                        121,700        3,188,540
DSW Inc. Cl. A*                                         98,100        3,802,356
--------------------------------------------------------------------------------
                                                                     11,505,051
--------------------------------------------------------------------------------
TELEPHONE COMMUNICATION--1.2%
NICE Systems Ltd.*                                     154,000        5,644,100
--------------------------------------------------------------------------------
TEXTILES & APPAREL--1.1%
Iconix Brand Group, Inc.*                              267,400        5,382,762
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Deckers Outdoor Corporation*                            67,000        5,073,910
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.1%
Williams Scotsman International Inc.*                  240,907        5,307,181
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
SBA Communications Corporation Cl. A*                  184,100        5,416,222
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $381,784,885)                                               452,373,873
--------------------------------------------------------------------------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--6.5%                            AMOUNT
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
  (Cost $31,525,000)                              $ 31,525,000       31,525,000
--------------------------------------------------------------------------------

================================================================================
Total Investments
  (Cost $413,309,885)(a)                                  99.2%     483,898,873
Other Assets in Excess of Liabilities                      0.8        3,767,033
--------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $  487,665,906
================================================================================

*     NON-INCOME PRODUCING SECURITY.

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $413,352,858 AMOUNTED TO $70,546,015 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $76,004,020 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $5,458,005.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -31-

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--63.3%                                                       SHARES            VALUE
---------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.1%
Boeing Company                                                              9,420   $      876,060
General Dynamics Corporation                                               17,900        1,405,150
---------------------------------------------------------------------------------------------------
                                                                                         2,281,210
---------------------------------------------------------------------------------------------------
BEVERAGES--1.2%
PepsiCo, Inc.                                                              19,200        1,268,928
---------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.7%
Amgen Inc.                                                                 15,620        1,001,867
Genentech, Inc.*                                                           10,000          799,900
---------------------------------------------------------------------------------------------------
                                                                                         1,801,767
---------------------------------------------------------------------------------------------------
CABLE--.6%
Time Warner Cable, Inc.*                                                   18,800          692,216
---------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.5%
Bear Stearns Companies Inc.                                                 5,110          795,627
Goldman Sachs Group, Inc.                                                   3,910          854,765
---------------------------------------------------------------------------------------------------
                                                                                         1,650,392
---------------------------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--3.9%
Cisco Systems, Inc.*                                                       78,055        2,087,191
Corning Incorporated*                                                      24,000          569,280
QUALCOMM Inc.                                                               8,000          350,400
Research In Motion Limited*                                                 8,715        1,146,720
---------------------------------------------------------------------------------------------------
                                                                                         4,153,591
---------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.1%
Apple Computer, Inc.*                                                      14,865        1,483,527
Autodesk, Inc.                                                              7,800          321,906
Dell Inc.*                                                                 21,300          536,973
Hewlett-Packard Company                                                    13,900          585,746
Memc Electronic Materials, Inc.*                                           19,930        1,093,758
SanDisk Corporation*                                                        9,100          395,395
---------------------------------------------------------------------------------------------------
                                                                                         4,417,305
---------------------------------------------------------------------------------------------------
CONGLOMERATE--1.2%
ITT Industries, Inc.                                                       20,910        1,334,267
---------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--.7%
Emerson Electric Co.                                                       15,030          706,260
---------------------------------------------------------------------------------------------------
ELECTRONICS--1.1%
Nintendo Co., Ltd ADR#                                                     29,845        1,175,332
---------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.9%
Cameron International Corp.*                                               10,900          703,813
National-Oilwell Varco Inc.*                                                9,780          829,833
Schlumberger Limited                                                       10,425          769,678
Transocean Inc.*                                                            9,400          810,280
---------------------------------------------------------------------------------------------------
                                                                                         3,113,604
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                                     SHARES            VALUE
---------------------------------------------------------------------------------------------------
FINANCE--.7%
Intercontinental Exchange Inc.*                                             5,600   $      711,200
---------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--1.9%
Chicago Mercantile Exchange Holdings Inc.                                   1,300          671,775
Hong Kong Exchanges & Clearing Limited                                     48,370          465,961
UBS AG                                                                     14,215          922,553
---------------------------------------------------------------------------------------------------
                                                                                         2,060,289
---------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.1%
CVS Caremark Corporation                                                   19,900          721,176
Walgreen Co.                                                               32,600        1,431,140
Wal-Mart Stores, Inc.                                                      13,300          637,336
Whole Foods Market, Inc.                                                   11,300          528,727
---------------------------------------------------------------------------------------------------
                                                                                         3,318,379
---------------------------------------------------------------------------------------------------
FOOD PRODUCTS--.5%
Kraft Foods Inc. Cl. A                                                     17,304          579,165
---------------------------------------------------------------------------------------------------
FREIGHT & LOGISTICS--.8%
FedEx Corp.                                                                 8,400          885,696
---------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE--.6%
Brookdale Senior Living Inc.                                               13,205          599,639
---------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--.6%
Medtronic, Inc.                                                            11,500          608,695
---------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.1%
Health Net Inc.*                                                           25,910        1,400,695
UnitedHealth Group Incorporated                                            16,500          875,490
---------------------------------------------------------------------------------------------------
                                                                                         2,276,185
---------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.9%
Hilton Hotels Corporation                                                  25,400          863,600
International Game Technology                                              33,200        1,266,248
Penn National Gaming, Inc.*                                                10,200          493,068
Royal Caribbean Cruises Ltd.                                               12,125          504,036
Starbucks Corporation*                                                     34,400        1,067,088
---------------------------------------------------------------------------------------------------
                                                                                         4,194,040
---------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Procter & Gamble Company                                                   26,025        1,673,668
---------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.1%
3M Co.                                                                      9,300          769,761
General Electric Company                                                   40,700        1,500,202
---------------------------------------------------------------------------------------------------
                                                                                         2,269,963
---------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES--.5%
Cognizant Technology Solutions Corporation Cl. A*                           5,800          518,520
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                                     SHARES            VALUE
---------------------------------------------------------------------------------------------------
INSURANCE--1.1%
American International Group, Inc.                                         17,500   $    1,223,425
---------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.5%
eBay Inc.*                                                                 45,790        1,554,113
---------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.5%
Google Inc. Cl. A*                                                          4,005        1,887,877
Yahoo! Inc.*                                                               29,400          824,376
---------------------------------------------------------------------------------------------------
                                                                                         2,712,253
---------------------------------------------------------------------------------------------------
MACHINERY--.4%
Joy Global Inc.                                                             8,350          422,760
---------------------------------------------------------------------------------------------------
MEDIA--2.1%
Comcast Corporation Special Cl. A*                                         45,600        1,203,840
News Corporation Cl. A                                                     25,300          566,467
XM Satellite Radio Holdings Inc. Cl. A*                                    45,575          533,227
---------------------------------------------------------------------------------------------------
                                                                                         2,303,534
---------------------------------------------------------------------------------------------------
METALS & MINING--1.3%
Freeport-McMoRan Copper & Gold, Inc. Cl. B                                 14,060          944,270
Peabody Energy Corporation                                                  8,800          422,224
---------------------------------------------------------------------------------------------------
                                                                                         1,366,494
---------------------------------------------------------------------------------------------------
OIL & GAS--1.5%
EOG Resources, Inc.                                                         9,800          719,712
Valero Energy Corporation                                                  11,900          835,737
---------------------------------------------------------------------------------------------------
                                                                                         1,555,449
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.0%
Bristol-Myers Squibb, Company                                               6,000          173,160
Merck & Co. Inc.                                                           15,400          792,176
Sepracor Inc.*                                                              9,400          504,592
Wyeth                                                                      12,700          704,850
---------------------------------------------------------------------------------------------------
                                                                                         2,174,778
---------------------------------------------------------------------------------------------------
REAL ESTATE--.9%
Jones Lang LaSalle Incorporated                                             8,915          958,273
---------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.9%
Broadcom Corporation Cl. A*                                                22,000          716,100
Intel Corporation                                                          34,500          741,750
NVIDIA Corporation*                                                        18,100          595,309
---------------------------------------------------------------------------------------------------
                                                                                         2,053,159
---------------------------------------------------------------------------------------------------
SOFTWARE--4.1%
Adobe Systems Incorporated                                                 12,800          531,968
Microsoft Corporation                                                      70,800        2,119,752
Symantec Corporation*                                                      48,865          860,024
TomTom NV*                                                                 19,500          830,065
---------------------------------------------------------------------------------------------------
                                                                                         4,341,809
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                                     SHARES            VALUE
---------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.2%
Best Buy Co., Inc.                                                         12,315   $      574,495
Urban Outfitters, Inc.*                                                    27,500          708,400
---------------------------------------------------------------------------------------------------
                                                                                         1,282,895
---------------------------------------------------------------------------------------------------
TOBACCO--1.3%
Altria Group, Inc.                                                         19,615        1,351,866
---------------------------------------------------------------------------------------------------
TRANSPORTATION BY AIR--.6%
UAL Corporation*                                                           19,100          637,940
---------------------------------------------------------------------------------------------------
UTILITIES--.8%
Veolia Environnement                                                       10,130          835,624
---------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--.7%
NII Holdings Inc. Cl. B*                                                    9,630          739,102
---------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $62,990,301)                                                                   67,803,785
--------------------------------------------------------------------------------------------------

                                                                        PRINCIPAL
CORPORATE BONDS--18.4%                                                     AMOUNT
---------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--.7%
L-3 Communications Holdings, 3.00%, 8/1/35                           $    300,000          325,875
Systems 2001 Asset Trust Cl. G, 6.664%, 9/15/13(a)                        381,348          402,288
---------------------------------------------------------------------------------------------------
                                                                                           728,163
---------------------------------------------------------------------------------------------------
AUTOMOTIVE--.9%
Capital Auto Receivables Asset Trust, 5.32%, 3/20/10(a)                   900,000          902,006
---------------------------------------------------------------------------------------------------
BUILDING & CONSTRUCTION--.1%
Martin Marietta Materials Inc., 6.25%, 5/1/37                             110,000          111,119
---------------------------------------------------------------------------------------------------
CABLE--.5%
Cox Communications, Inc., 4.625%, 6/1/13                                  550,000          526,508
---------------------------------------------------------------------------------------------------
CAPITAL MARKETS--.3%
Morgan Stanley, 5.55%, 4/27/17                                            300,000          299,669
---------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
Banc of America Commercial Mortgage Inc., 5.634%, 7/10/46               1,000,000        1,017,540
Wachovia Bank Commercial Mortgage Trust, 5.342%,  12/15/43                525,000          522,827
---------------------------------------------------------------------------------------------------
                                                                                         1,540,367
---------------------------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--.3%
CenturyTel, Inc., 6.00%, 4/1/17                                           260,000          260,079
---------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--.6%
Xerox Corp., 6.75%, 2/1/17                                                650,000          688,601
---------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--.2%
Seagate Technology HDD H, 6.80%, 10/1/16                                  250,000          249,063
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                        PRINCIPAL
CORPORATE BONDS--(CONT.)                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
Exelon Corporation, 4.90%, 6/15/15                                   $    450,000   $      428,101
General Electric Capital Corp., 5.50%, 11/15/11                           600,000          600,322
WPS Resources Co., 6.11%, 12/1/66                                         325,000          323,934
---------------------------------------------------------------------------------------------------
                                                                                         1,352,357
---------------------------------------------------------------------------------------------------
ELECTRONICS--.3%
Centerpoint Energy Transition Bond Company, 4.97%, 8/1/14                 345,000          344,912
---------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--.3%
Cameron International Corp., 2.50%, 6/15/26                               300,000          347,250
---------------------------------------------------------------------------------------------------
FINANCE--1.2%
Merrill Lynch Mortgage Trust, 5.84%, 5/12/39                              750,000          769,531
SLM Corp., 5.375%, 5/15/14                                                525,000          479,773
---------------------------------------------------------------------------------------------------
                                                                                         1,249,304
---------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--4.0%
American Tower Trust, 5.9568%, 4/15/37                                    500,000          502,930
Jefferies Group, Inc., 6.25%, 1/15/36                                     645,000          627,747
JP Morgan Chase Commercial Mortgage SEC CO., 5.875%, 4/15/45              890,000          925,606
Morgan Stanley Aces SPC, 6.17%, 9/20/13(a)                                800,000          790,000
Morgan Stanley Capital I, 5.44%, 2/20/44                                  625,000          629,439
Morgan Stanley Capital I, 5.51%, 11/12/49                                 500,000          504,718
Regions Financing Trust II, 6.625%, 5/15/47                               300,000          300,530
---------------------------------------------------------------------------------------------------
                                                                                         4,280,970
---------------------------------------------------------------------------------------------------
FOOD PRODUCTS--.3%
General Mills Inc., 5.70%, 2/15/17                                        260,000          262,387
---------------------------------------------------------------------------------------------------
INSURANCE--1.6%
Everest Reinsurance Holdings, 6.60%, 5/15/37                              300,000          301,628
Liberty Mutual Group, 7.80%, 3/15/37                                      600,000          604,844
Radian Group Inc., 7.75%, 6/1/11                                          500,000          543,391
XL Capital Ltd., 6.50%, 12/31/49                                          300,000          296,641
---------------------------------------------------------------------------------------------------
                                                                                         1,746,504
---------------------------------------------------------------------------------------------------
MANUFACTURING--.5%
Reliance Steel & Alum, 6.85%, 11/15/36                                    550,000          555,924
---------------------------------------------------------------------------------------------------
MEDIA--.2%
Time Warner Inc., 5.50%, 11/15/11                                         250,000          252,276
---------------------------------------------------------------------------------------------------
MISCELLANEOUS--.7%
Jefferson Valley Floating Rate, 6.765%, 3/20/16(a)                        800,000          788,000
---------------------------------------------------------------------------------------------------
OIL & GAS--.5%
Inergy LP / Inergy Fin Corp., 8.25%, 3/1/16                               347,000          369,555
Tesoro Corp., 6.25%, 11/1/12                                              200,000          205,000
---------------------------------------------------------------------------------------------------
                                                                                           574,555
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                        PRINCIPAL
CORPORATE BONDS--(CONT.)                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------
OIL AND GAS EXTRACTION--.6%
Enterprise Products Partners, 8.375%, 8/1/66                         $    610,000   $      676,584
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS--.5%
Wyeth, 5.95%, 4/1/37                                                      500,000          501,702
---------------------------------------------------------------------------------------------------
REAL ESTATE--.6%
Prologis, 5.75%, 4/1/16(a)                                                595,000          607,195
---------------------------------------------------------------------------------------------------
SOFTWARE--.5%
Computer Associates International Inc. 6.50%,                             100,000          101,245
4/15/08
Oracle Corporation, 5.25%, 1/15/16                                        455,000          449,497
---------------------------------------------------------------------------------------------------
                                                                                           550,742
---------------------------------------------------------------------------------------------------
UTILITIES--.3%
Southern Co., 5.30%, 1/15/12                                              300,000          302,443
---------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $19,489,727)                                                                    19,698,680
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS--16.9%
---------------------------------------------------------------------------------------------------
Federal Home Loan Banks,
   3.75%, 8/15/08                                                         650,000          640,273
Federal Farm Credit Bank,
   5.20%, 9/26/17                                                       1,000,000        1,016,905
   4.95%, 10/18/18                                                        455,000          452,301
Federal Home Loan Mortgage Corporation,
   5.60%, 10/17/13                                                        600,000          601,816
   5.50%, 10/15/16                                                        486,678          490,614
   5.75%, 12/15/18                                                        645,490          649,060
   6.00%, 8/15/29                                                         900,000          921,324
   5.50%, 10/15/31                                                      1,000,000        1,003,922
   6.00%, 5/15/32                                                       1,000,000        1,019,038
   6.00%, 3/15/36                                                         966,765          973,849
   5.50%, 9/15/36                                                         439,830          440,261
Federal National Mortgage Association,
   3.85%, 4/14/09                                                       1,000,000          982,226
   5.00%, 4/1/18                                                          787,820          778,872
   5.75%, 9/25/20                                                         787,948          791,694
   6.625%, 11/15/30                                                       350,000          415,677
   6.00%, 4/25/35                                                         950,000          967,998
Government National Mortgage Association,
   5.00%, 5/16/29                                                         702,821          699,466
U.S. Treasury Bonds,
   7.50%, 11/15/16                                                        483,000          587,883

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                        PRINCIPAL
U.S. GOVERNMENT & AGENCY OBLIGATIONS--(CONT.)                              AMOUNT            VALUE
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes,
   4.875%, 8/15/09                                                   $  2,100,000   $    2,114,192
   5.00%, 8/15/11                                                         900,000          918,141
   4.75%, 5/15/14                                                         552,000          558,102
   4.25%, 11/15/14                                                        800,000          783,250
   4.50%, 2/15/16                                                         300,000          297,738
---------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $18,003,234)                                                                   18,104,602
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.1%
---------------------------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
   (Cost $3,400,000)                                                    3,400,000        3,400,000
---------------------------------------------------------------------------------------------------

===================================================================================================
Total Investments
   (Cost $103,883,262)(b)                                                   101.7%     109,007,067
Liabilities in Excess of Other Assets                                        (1.7)      (1,845,747)
---------------------------------------------------------------------------------------------------

NET ASSETS                                                                  100.0%  $  107,161,320
===================================================================================================

*     NON-INCOME PRODUCING SECURITY.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) PURSUANT TO SECURITIES AND EXCHANGE COMMISSION RULE 144A, THESE SECURITIES MAY BE SOLD PRIOR TO THEIR MATURITY ONLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES ARE DEEMED TO BE LIQUID AND REPRESENT 3.1% OF THE NET ASSETS OF THE FUND.

(b) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $106,314,672 AMOUNTED TO $2,692,395 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $6,401,267 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $3,708,872.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -38-

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--100.3%                                                      SHARES            VALUE
---------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Armor Holdings, Inc.*                                                     147,947   $   10,578,211
BE Aerospace, Inc.*                                                       337,250       12,360,213
---------------------------------------------------------------------------------------------------
                                                                                        22,938,424
---------------------------------------------------------------------------------------------------
AGRICULTURE--.5%
Mosaic Co.*                                                               101,900        3,006,050
---------------------------------------------------------------------------------------------------
AUTO EQUIPMENT & SERVICE--.7%
Tenneco Inc.*+                                                            139,500        4,178,025
---------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.0%
Affymetrix Inc.*                                                          244,700        6,428,269
Celgene Corporation*                                                       83,900        5,131,324
Cephalon, Inc.*                                                            38,230        3,043,490
InterMune Inc.*                                                            57,600        1,665,216
Onyx Pharmaceuticals, Inc.*                                               170,600        4,565,256
Regeneron Pharmaceuticals, Inc.*                                          132,400        3,601,280
---------------------------------------------------------------------------------------------------
                                                                                        24,434,835
---------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.1%
Affiliated Managers Group, Inc.*                                           45,902        5,399,452
National Financial Partners Corporation                                   158,600        7,306,702
---------------------------------------------------------------------------------------------------
                                                                                        12,706,154
---------------------------------------------------------------------------------------------------
CHEMICALS--1.3%
Nalco Holding Co.*                                                        287,500        7,641,750
---------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--.4%
Boston Private Financial Holdings, Inc.                                    81,800        2,274,858
---------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.9%
Allied Waste Industries Inc.                                              582,300        7,785,351
Apollo Group, Inc. Cl. A*                                                  93,000        4,398,900
Net 1 UEPS Technologies, Inc.*                                            219,840        5,535,571
---------------------------------------------------------------------------------------------------
                                                                                        17,719,822
---------------------------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--1.1%
Research In Motion Limited*                                                53,100        6,986,898
---------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.5%
Apple Computer, Inc.*                                                     161,500       16,117,700
Isilon Systems, Inc.*                                                     137,100        1,673,991
Memc Electronic Materials, Inc.*                                          115,125        6,318,060
SanDisk Corporation*                                                       69,400        3,015,430
---------------------------------------------------------------------------------------------------
                                                                                        27,125,181
---------------------------------------------------------------------------------------------------
COMPUTER SERVICES--.9%
Digital River, Inc.*                                                       91,800        5,373,054
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                                     SHARES            VALUE
---------------------------------------------------------------------------------------------------
COMPUTER TECHNOLOGY--2.3%
Atheros Communications*                                                   288,965   $    7,741,372
NAVTEQ*                                                                   168,735        5,966,470
---------------------------------------------------------------------------------------------------
                                                                                        13,707,842
---------------------------------------------------------------------------------------------------
CONGLOMERATE--1.8%
ITT Industries, Inc.                                                      169,300       10,803,033
---------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.6%
Chicago Bridge & Iron Company N.V.                                        212,700        7,365,801
McDermott International, Inc.*                                            157,475        8,450,108
---------------------------------------------------------------------------------------------------
                                                                                        15,815,909
---------------------------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS--1.0%
United Therapeutics Corporation*                                          106,950        5,979,574
---------------------------------------------------------------------------------------------------
ELECTRONICS--2.1%
Nintendo Co., Ltd. ADR#                                                   321,640       12,666,569
---------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--6.9%
Baker Hughes Inc.                                                         107,300        8,625,847
Cameron International Corp.*                                               54,975        3,549,736
National-Oilwell Varco Inc.*+                                             155,000       13,151,750
Suntech Power Holdings Co., Ltd. ADR*#+                                   210,000        7,618,800
Transocean Inc.*                                                          100,300        8,645,860
---------------------------------------------------------------------------------------------------
                                                                                        41,591,993
---------------------------------------------------------------------------------------------------
FINANCE--1.3%
Intercontinental Exchange Inc.*                                            61,400        7,797,800
---------------------------------------------------------------------------------------------------
FINANCIAL INFORMATION SERVICES--2.0%
GFI Group Inc.*                                                           171,800       11,897,150
---------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--3.3%
AllianceBernstein Holding LP                                               49,000        4,457,040
Chicago Mercantile Exchange Holdings Inc.                                   8,200        4,237,350
Hong Kong Exchanges & Clearing Limited                                    273,475        2,634,459
Lazard Ltd.                                                               161,500        8,745,225
---------------------------------------------------------------------------------------------------
                                                                                        20,074,074
---------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--.7%
Whole Foods Market, Inc.                                                   92,100        4,309,359
---------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE--.5%
Brookdale Senior Living Inc.                                               63,500        2,883,535
---------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Intuitive Surgical, Inc.*                                                  45,500        5,899,530
Mentor Corporation                                                         34,293        1,334,341
---------------------------------------------------------------------------------------------------
                                                                                         7,233,871
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                                     SHARES            VALUE
---------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
Centene Corporation*                                                      268,900   $    5,595,809
Health Net Inc.*                                                          135,950        7,349,457
McKesson Corporation                                                       86,800        5,106,444
Psychiatric Solutions, Inc.*                                              169,510        5,944,716
---------------------------------------------------------------------------------------------------
                                                                                        23,996,426
---------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--8.4%
Cheesecake Factory Incorporated (The)*                                    116,000        3,201,600
International Game Technology                                             115,300        4,397,542
Orient-Express Hotels Ltd. Cl. A.                                         290,600       15,300,090
Penn National Gaming, Inc.*                                               172,000        8,314,480
Royal Caribbean Cruises Ltd.                                              149,690        6,222,613
Scientific Games Corporation*                                             227,590        7,576,471
Starbucks Corporation*                                                    183,700        5,698,374
---------------------------------------------------------------------------------------------------
                                                                                        50,711,170
---------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES--.5%
Cognizant Technology Solutions Corporation Cl. A*                          34,000        3,039,600
---------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.2%
Allscripts Healthcare Solutions, Inc.*                                    391,085       10,344,198
DealerTrack Holdings Inc.*                                                147,150        4,855,950
Expedia, Inc.*                                                            239,800        5,664,076
SINA Corp.*                                                               316,300       10,906,024
---------------------------------------------------------------------------------------------------
                                                                                        31,770,248
---------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--.9%
Vail Resorts Inc.                                                          95,800        5,462,516
---------------------------------------------------------------------------------------------------
MEDIA--2.2%
DreamWorks Animation SKG, Inc. Cl. A*                                     296,700        8,687,376
Regal Entertainment Group                                                 217,000        4,719,750
---------------------------------------------------------------------------------------------------
                                                                                        13,407,126
---------------------------------------------------------------------------------------------------
MEDICAL PRODUCTS--.8%
Metabolix, Inc.*                                                          208,700        5,219,587
---------------------------------------------------------------------------------------------------
METALS--3.0%
Blue Pearl Mining Ltd.*                                                   402,000        6,432,000
China Molybdenum Co.*                                                       9,400           14,998
SXR Uranium One, Inc.*                                                    518,300        7,764,134
Yamana Gold, Inc.                                                         303,900        4,245,483
---------------------------------------------------------------------------------------------------
                                                                                        18,456,615
---------------------------------------------------------------------------------------------------
METALS & MINING--2.3%
Paladin Resources Limited*                                                581,560        4,565,246
Peabody Energy Corporation                                                126,500        6,069,470
Southern Copper Corp.                                                      38,300        3,075,490
---------------------------------------------------------------------------------------------------
                                                                                        13,710,206
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                                     SHARES            VALUE
---------------------------------------------------------------------------------------------------
OIL & GAS--1.5%
Valero Energy Corporation                                                 130,300   $    9,150,969
---------------------------------------------------------------------------------------------------
OIL AND GAS EXPLORATION SERVICES--.5%
Petrobank Energy and Resources Ltd.*                                      149,000        3,020,230
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS
Endo Pharmaceuticals Holdings Inc.*                                         7,300          225,862
---------------------------------------------------------------------------------------------------
PHOTOGRAPHY--.5%
Shutterfly, Inc.*                                                         184,500        2,996,280
---------------------------------------------------------------------------------------------------
REAL ESTATE--1.2%
Jones Lang LaSalle Incorporated                                            69,970        7,521,075
---------------------------------------------------------------------------------------------------
RETAIL--1.5%
Sothebys Holdings Inc., Cl. A                                             177,500        9,162,550
---------------------------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT--.8%
SiRF Technology Holdings, Inc.*                                           205,855        4,994,042
---------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.7%
Lam Research Corporation*                                                  89,000        4,786,420
ON Semiconductor Corporation*                                           1,132,700       12,131,217
Tessera Technologies Inc.*                                                291,500       12,473,285
Trident Microsystems, Inc.*                                               240,400        5,103,692
---------------------------------------------------------------------------------------------------
                                                                                        34,494,614
---------------------------------------------------------------------------------------------------
SOFTWARE--3.9%
Activision, Inc.*+                                                        580,000       11,600,000
Adobe Systems Incorporated                                                145,600        6,051,136
Synchronoss Technologies Inc.*                                             55,000        1,234,200
TomTom NV*                                                                115,900        4,933,565
---------------------------------------------------------------------------------------------------
                                                                                        23,818,901
---------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.9%
Abercrombie & Fitch Co. Cl. A                                              19,300        1,576,038
Gamestop Corp. Cl. A*                                                     292,800        9,712,176
PETSMART, Inc.                                                            176,800        5,867,992
Urban Outfitters, Inc.*                                                   244,500        6,298,320
---------------------------------------------------------------------------------------------------
                                                                                        23,454,526
---------------------------------------------------------------------------------------------------
TEXTILES & APPAREL--.8%
Iconix Brand Group, Inc.*                                                 246,000        4,951,980
---------------------------------------------------------------------------------------------------
TRANSPORTATION--1.1%
Textron Inc.                                                               63,600        6,466,212
---------------------------------------------------------------------------------------------------
UTILITIES--1.1%
Veolia Environnement                                                       81,770        6,745,207
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                                     SHARES            VALUE
---------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.7%
NII Holdings Inc. Cl. B*                                                   99,290   $    7,620,508
SBA Communications Corporation Cl. A*                                     290,230        8,538,567
---------------------------------------------------------------------------------------------------
                                                                                        16,159,075
---------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $552,271,180)                                                                 608,080,777
---------------------------------------------------------------------------------------------------

PURCHASED OPTIONS--.2%                                                  CONTRACTS
---------------------------------------------------------------------------------------------------
PUT OPTIONS
Activision, Inc*/August/15                                                  5,800           58,000
National-Oilwell Varco Inc.*/August/65                                      1,550           77,500
Suntech Power Holdings Co./September/35+                                    2,100          693,000
Tenneco Inc.*/October/30+                                                   1,395          292,950
---------------------------------------------------------------------------------------------------
TOTAL PURCHASED PUT OPTIONS
   (Cost $2,040,700)                                                                     1,121,450
---------------------------------------------------------------------------------------------------

                                                                        PRINCIPAL
SHORT-TERM INVESTMENTS--3.6%                                               AMOUNT
---------------------------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
   (Cost $21,560,000)                                                $ 21,560,000       21,560,000
---------------------------------------------------------------------------------------------------

===================================================================================================
Total Investments
   (Cost $575,871,880)(a)                                                   104.1%     630,762,227
Liabilities in Excess of Other Assets                                        (4.1)     (24,610,030)
---------------------------------------------------------------------------------------------------

NET ASSETS                                                                  100.0%  $  606,152,197
===================================================================================================

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR PORTION OF THE SECURITIES ARE PLEDGED AS COLLATERAL FOR OPTIONS
      WRITTEN.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $593,456,963 AMOUNTED TO $37,305,264 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $61,087,210 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $23,781,946.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -43-

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND
SCHEDULE OF OPTIONS WRITTEN (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                           SHARES
                                                                          SUBJECT
                                                         CONTRACTS    TO CALL/PUT            VALUE
---------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN
Activision, Inc/August/22.5                                  5,800        580,000   $      319,000
National-Oilwell Varco Inc./August/90                        1,550        155,000          651,000
Suntech Power Holdings Co./September/45                      2,100        210,000          294,000
Tenneco Inc./October/35                                      1,395        139,500          111,600
---------------------------------------------------------------------------------------------------
TOTAL
   (Premiums Received $884,160)                                                          1,375,600
---------------------------------------------------------------------------------------------------
PUT OPTIONS WRITTEN
Suntech Power Holdings Co./September/30                      2,100        210,000          336,000
Tenneco Inc./October/25                                      1,395        139,500           76,725
---------------------------------------------------------------------------------------------------
TOTAL
   (Premiums Received $652,052)                                                            412,725
---------------------------------------------------------------------------------------------------
TOTAL OPTIONS WRITTEN
   (Premiums Received $1,536,212)                                                   $    1,788,325
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.                                          -44-

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--95.2%                                    SHARES            VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.0%
Armor Holdings, Inc.*                                   51,500   $    3,682,250
BE Aerospace, Inc.*                                     87,800        3,217,870
Boeing Company                                          20,700        1,925,100
--------------------------------------------------------------------------------
                                                                      8,825,220
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.6%
Amgen Inc.                                              52,900        3,393,006
Cephalon, Inc.*                                         29,900        2,380,339
InterMune Inc.*                                         74,500        2,153,795
Neurocrine Biosciences, Inc.*                           79,200        1,008,216
Onyx Pharmaceuticals, Inc.*                            160,000        4,281,600
Regeneron Pharmaceuticals, Inc.*                        84,400        2,295,680
--------------------------------------------------------------------------------
                                                                     15,512,636
--------------------------------------------------------------------------------
BUSINESS SERVICES--.5%
Endeavor Acquisition Corp.*                            195,300        2,048,697
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.8%
Bear Stearns Companies Inc.                             30,200        4,702,140
National Financial Partners Corporation                 71,900        3,312,433
--------------------------------------------------------------------------------
                                                                      8,014,573
--------------------------------------------------------------------------------
CASINOS & RESORTS--.5%
Bally Technologies Inc.*                                91,100        2,131,740
--------------------------------------------------------------------------------
COMMERCIAL BANKS--.7%
Bank of America Corporation                             55,900        2,845,310
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
Net 1 UEPS Technologies, Inc.*                         244,475        6,155,881
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--4.0%
Cisco Systems, Inc.*                                   385,600       10,310,944
Corning Incorporated*                                   72,000        1,707,840
Sonus Networks, Inc.*                                  691,600        5,346,068
--------------------------------------------------------------------------------
                                                                     17,364,852
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.7%
Apple Computer, Inc.*                                   46,100        4,600,780
Autodesk, Inc.                                          90,300        3,726,681
Hewlett-Packard Company                                 93,900        3,956,946
Memc Electronic Materials, Inc.*                        69,000        3,786,720
Network Appliance, Inc.*                                60,400        2,247,484
Seagate Technology                                      95,400        2,113,110
--------------------------------------------------------------------------------
                                                                     20,431,721
--------------------------------------------------------------------------------
COMPUTER SERVICES--1.7%
Digital River, Inc.*                                   125,100        7,322,103
--------------------------------------------------------------------------------
COMPUTER TECHNOLOGY--.5%
Atheros Communications*                                 82,400        2,207,496
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--.5%
McDermott International, Inc.*                          40,700   $    2,183,962
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--.7%
Level 3 Communication Inc.*                            569,925        3,168,783
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS--1.0%
United Therapeutics Corporation*                        73,900        4,131,749
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.1%
Cameron International Corp.*                            14,800          955,636
Diamond Offshore Drilling Inc.                          66,200        5,666,720
National-Oilwell Varco Inc.*                            30,600        2,596,410
--------------------------------------------------------------------------------
                                                                      9,218,766
--------------------------------------------------------------------------------
FINANCIAL INFORMATION SERVICES--1.4%
GFI Group Inc.*                                         84,600        5,858,550
--------------------------------------------------------------------------------
FINANCIAL SERVICES--3.1%
AllianceBernstein Holding LP                            23,000        2,092,080
Chicago Mercantile Exchange Holdings Inc.                8,000        4,134,000
Dollar Financial Corporation*                          126,200        3,677,468
Lazard Ltd.                                             68,200        3,693,030
--------------------------------------------------------------------------------
                                                                     13,596,578
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.9%
CVS Caremark Corporation                               470,700       17,058,168
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.4%
Hologic, Inc.*                                          38,000        2,186,900
Intuitive Surgical, Inc.*                               29,100        3,773,106
Thoratec Corporation*                                   60,900        1,194,858
Ventana Medical Systems, Inc.*                          69,000        3,352,710
--------------------------------------------------------------------------------
                                                                     10,507,574
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.7%
Cardinal Health, Inc.                                  174,300       12,192,285
Express Scripts, Inc.*                                  19,500        1,863,225
Health Net Inc.*                                        37,620        2,033,737
--------------------------------------------------------------------------------
                                                                     16,089,247
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.0%
Hilton Hotels Corporation                              118,100        4,015,400
International Game Technology                           92,000        3,508,880
Penn National Gaming, Inc.*                             47,800        2,310,652
Scientific Games Corporation*                          101,400        3,375,606
--------------------------------------------------------------------------------
                                                                     13,210,538
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Procter & Gamble Company                                73,340        4,716,495
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
INSURANCE--1.2%
American International Group, Inc.                      72,500   $    5,068,475
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--3.0%
Coldwater Creek Inc.*                                   51,100        1,057,770
eBay Inc.*                                             282,300        9,581,262
Nutri/System, Inc.                                      38,105        2,362,510
--------------------------------------------------------------------------------
                                                                     13,001,542
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.3%
DealerTrack Holdings Inc.*                             179,100        5,910,300
Google Inc. Cl. A*                                      33,300       15,696,954
SINA Corp.*                                            119,700        4,127,256
Yahoo! Inc.*                                            60,215        1,688,429
--------------------------------------------------------------------------------
                                                                     27,422,939
--------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--.5%
Cinemark Holdings, Inc.*                               113,000        2,135,700
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--.2%
Smith & Wesson Holding Corporation*                     64,700          887,684
--------------------------------------------------------------------------------
MEDIA--3.4%
DreamWorks Animation SKG, Inc. Cl. A*                  134,500        3,938,160
Focus Media Holding Limited ADR*#                       61,472        2,274,464
McGraw-Hill Companies, Inc. (The)                       61,100        4,003,883
Regal Entertainment Group                              211,200        4,593,600
--------------------------------------------------------------------------------
                                                                     14,810,107
--------------------------------------------------------------------------------
METAL FABRICATING--.3%
OM Group, Inc.                                          20,600        1,082,118
--------------------------------------------------------------------------------
METALS--1.9%
Blue Pearl Mining Ltd.*                                340,000        5,440,000
SXR Uranium One, Inc.*                                 176,550        2,644,719
--------------------------------------------------------------------------------
                                                                      8,084,719
--------------------------------------------------------------------------------
METALS & MINING--3.9%
Breakwater Resources, Ltd.*                            669,630        1,272,297
Cameco Corporation                                     120,700        5,627,034
Freeport-McMoRan Copper & Gold, Inc. Cl. B              70,700        4,748,212
Inmet Mining Corporation                                16,600        1,009,114
Paladin Resources Limited*                             527,800        4,143,230
--------------------------------------------------------------------------------
                                                                     16,799,887
--------------------------------------------------------------------------------
OIL & GAS--5.0%
Marathon Oil Corporation                                36,100        3,665,955
Range Resources Corporation                              9,800          358,190
Valero Energy Corporation                              199,500       14,010,885
Warren Resources Inc.*                                 264,500        3,494,045
--------------------------------------------------------------------------------
                                                                     21,529,075
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
OIL & GAS EXPLORARTION SERVICES--1.7%
Petrobank Energy and Resources Ltd.*                   372,100   $    7,542,467
--------------------------------------------------------------------------------
PHARMACEUTICAL PREPARATIONS--1.0%
Adams Respiratory Therapeutics, Inc.*                  115,875        4,346,471
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.4%
Abbott Laboratories                                     65,200        3,691,624
Salix Pharmaceuticals, Ltd.*                           160,700        2,092,314
Sepracor Inc.*                                          86,100        4,621,848
--------------------------------------------------------------------------------
                                                                     10,405,786
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.6%
Lam Research Corporation*                              118,200        6,356,796
ON Semiconductor Corporation*                        1,043,300       11,173,743
Rambus Inc.*                                           181,200        3,589,572
Tessera Technologies Inc.*                             152,735        6,535,531
Trident Microsystems, Inc.*                            252,700        5,364,821
--------------------------------------------------------------------------------
                                                                     33,020,463
--------------------------------------------------------------------------------
SOFTWARE--3.2%
Adobe Systems Incorporated                              83,800        3,482,728
Microsoft Corporation                                  174,950        5,238,003
Symantec Corporation*                                   72,100        1,268,960
TomTom NV*                                              95,700        4,073,703
--------------------------------------------------------------------------------
                                                                     14,063,394
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
Abercrombie & Fitch Co. Cl. A                           30,400        2,482,464
Gamestop Corp. Cl. A*                                   72,300        2,398,191
Urban Outfitters, Inc.*                                154,000        3,967,040
--------------------------------------------------------------------------------
                                                                      8,847,695
--------------------------------------------------------------------------------
TEXTILES & APPAREL--1.3%
Iconix Brand Group, Inc.*                              269,300        5,421,009
--------------------------------------------------------------------------------
TOBACCO--2.5%
Altria Group, Inc.                                     160,500       11,061,660
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.5%
America Movil S.A. de C.V. Series L ADR#                96,200        5,053,386
American Tower Corporation Cl. A*                       88,397        3,359,086
NII Holdings Inc. Cl. B*                                90,130        6,917,477
--------------------------------------------------------------------------------
                                                                     15,329,949
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $383,158,370)                                              413,461,779
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                     PRINCIPAL
PURCHASED OPTIONS--.1%                                  AMOUNT            VALUE
--------------------------------------------------------------------------------
CALL OPTIONS
Tessera Technologies/June/35
   (Cost $200,742)                                $        316   $      252,800
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.7%
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
   (Cost $16,285,000)                               16,285,000       16,285,000
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $399,644,112)(a)                                 99.0%     429,999,579
Other Assets in Excess of Liabilities                      1.0        4,333,377
--------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $  434,332,956
================================================================================

*     NON-INCOME PRODUCING SECURITY.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $400,739,483 AMOUNTED TO $29,260,096 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $34,558,610 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $5,298,514.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -49-

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--92.8%                                    SHARES            VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY--17.4%
Amgen Inc.                                             100,650   $    6,455,691
Arena Pharmaceuticals, Inc.*                            45,800          596,774
Celgene Corporation*                                    54,500        3,333,220
Cephalon, Inc.*                                         40,300        3,208,283
CV Therapeutics, Inc.*                                 128,300        1,081,569
Gen-Probe Incorporated*                                 52,900        2,703,719
Genentech, Inc.*                                        38,000        3,039,620
Gilead Sciences, Inc.                                   25,806        2,108,866
InterMune Inc.*                                        115,200        3,330,432
Neurocrine Biosciences, Inc.*                          198,850        2,531,360
Onyx Pharmaceuticals, Inc.*                            176,150        4,713,774
Regeneron Pharmaceuticals, Inc.*                       134,100        3,647,520
--------------------------------------------------------------------------------
                                                                     36,750,828
--------------------------------------------------------------------------------
CHEMICALS--.5%
Bayer AG                                                15,500        1,059,890
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS--2.8%
United Therapeutics Corporation*                       107,000        5,982,370
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
CVS Caremark Corporation                                60,000        2,174,400
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE--.9%
Brookdale Senior Living Inc.                            44,350        2,013,934
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--15.8%
Baxter International Inc.                               70,800        4,009,404
Biomet, Inc.                                            67,650        2,922,480
Cooper Companies, Inc. (The)                            40,000        2,044,000
Cyberonics, Inc.*                                       43,155          943,368
Cytyc Corporation*                                      30,000        1,056,900
Dade Behring Holdings Inc.                              29,000        1,424,190
Hologic, Inc.*                                          37,520        2,159,276
Illumina, Inc.                                         100,990        3,295,304
Intuitive Surgical, Inc.*                               15,900        2,061,594
Kyphon Inc.*                                            43,400        2,022,874
Medtronic, Inc.                                         99,900        5,287,707
St. Jude Medical, Inc.*                                 50,000        2,139,500
Thoratec Corporation*                                   52,500        1,030,050
Ventana Medical Systems, Inc.*                          36,900        1,792,971
Zimmer Holdings, Inc.*                                  13,650        1,235,052
--------------------------------------------------------------------------------
                                                                     33,424,670
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--13.9%
Cardinal Health, Inc.                                   40,050   $    2,801,498
Centene Corporation*                                    69,550        1,447,336
Health Net Inc.*                                        36,850        1,992,111
HealthExtras, Inc.*                                     55,250        1,709,988
LifePoint Hospitals, Inc.*                              78,750        2,875,162
Manor Care, Inc.                                        43,500        2,822,715
McKesson Corporation                                    68,900        4,053,387
Parexel International Corporation*                      52,250        2,052,380
Psychiatric Solutions, Inc.*                            92,950        3,259,756
Quest Diagnostics Incorporated                          38,700        1,892,043
Sierra Health Services, Inc.*                           63,250        2,619,815
UnitedHealth Group Incorporated                         36,995        1,962,955
--------------------------------------------------------------------------------
                                                                     29,489,146
--------------------------------------------------------------------------------
INSURANCE--.3%
eHealth, Inc.*                                          27,300          602,784
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.4%
Allscripts Healthcare Solutions, Inc.*                 113,750        3,008,688
--------------------------------------------------------------------------------
MANUFACTURING--.5%
Millipore Corporation                                   15,000        1,107,450
--------------------------------------------------------------------------------
MEDICAL DEVICES--.6%
Dexcom Inc.*                                           159,800        1,273,606
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--6.5%
Accuray Inc.*                                           38,500          908,600
AngioDynamics, Inc.*                                    63,900        1,063,296
Cadence Pharmaceuticals Inc.*                           51,100          828,842
Indevus Pharmaceuticals, Inc.*                         290,250        2,092,702
Inverness Medical Innovations, Inc.*                    15,000          600,750
Northstar Neuroscience, Inc.*                          100,250        1,365,405
Omrix Biopharmaceuticals, Inc.*                         89,974        3,194,077
Orexigen Therapeutics Inc.*                            122,000        1,714,100
Poniard Pharmaceuticals, Inc.*                         153,000        1,063,350
Vital Images, Inc.*                                     28,650          884,139
--------------------------------------------------------------------------------
                                                                     13,715,261
--------------------------------------------------------------------------------
MEDICAL TECHNOLOGY--2.3%
Acorda Therapeutics Inc.*                              102,900        2,549,862
Hansen Medical, Inc.*                                   74,000        1,405,260
WebMD Health Corp.*                                     19,550        1,016,600
--------------------------------------------------------------------------------
                                                                      4,971,722
--------------------------------------------------------------------------------
PHARMACEUTICAL PREPARATIONS--1.0%
Adams Respiratory Therapeutics, Inc.*                   55,700        2,089,307
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                  SHARES            VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--26.6%
Abbott Laboratories                                     87,750   $    4,968,405
Adolor Corporation*                                    137,100          490,818
Allergan, Inc.                                          20,650        2,502,780
Auxilium Pharmaceuticals Inc.*                          75,450        1,121,187
Barr Pharmaceuticals, Inc.*                             66,900        3,235,284
Bristol-Myers Squibb, Company                           75,000        2,164,500
CollaGenex Pharmaceuticals, Inc.*                      114,250        1,566,368
Eli Lilly and Company                                   40,550        2,397,721
Hospira Inc.*                                           25,000        1,013,750
Johnson & Johnson                                       35,000        2,247,700
King Pharmaceuticals, Inc.*                             25,000          511,250
Merck & Co. Inc.                                       116,050        5,969,612
Novartis AG ADR#                                        35,050        2,036,054
Pfizer Inc.                                            193,650        5,123,979
Pharmion Corp.*                                         69,400        2,102,126
Repros Therapeutics Inc.*                               88,541        1,068,690
Schering-Plough Corporation                            148,750        4,719,837
Sepracor Inc.*                                          98,200        5,271,376
Syntha Pharmaceuticals Corp.*                          134,000        1,092,100
Teva Pharmaceutical Industries Ltd. ADR#                55,000        2,107,050
Wyeth                                                   81,600        4,528,800
--------------------------------------------------------------------------------
                                                                     56,239,387
--------------------------------------------------------------------------------
SOFTWARE--.9%
Cerner Corporation*                                     34,150        1,818,146
--------------------------------------------------------------------------------
SPECIALTY RETAIL--.4%
PETSMART, Inc.                                          23,800          789,922
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $179,273,566)                                              196,511,511
--------------------------------------------------------------------------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--7.9%                            AMOUNT
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
   (Cost $16,728,000)                             $ 16,728,000       16,728,000
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $196,001,566)(a)                                100.7%     213,239,511
Liabilities in Excess of Other Assets                     (0.7)      (1,529,842)
--------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $  211,709,669
================================================================================

*     NON-INCOME PRODUCING SECURITY.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $197,176,424 AMOUNTED TO $16,063,087 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $19,691,027 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $3,627,940.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -52-

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--94.5%                                                       SHARES            VALUE
---------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.0%
BE Aerospace, Inc.*                                                        33,200   $    1,216,780
SI International Inc.*                                                     25,300          669,438
---------------------------------------------------------------------------------------------------
                                                                                         1,886,218
---------------------------------------------------------------------------------------------------
AIRLINES--.8%
AirTran Holdings, Inc.*                                                    68,550          754,735
---------------------------------------------------------------------------------------------------
AUTO COMPONENTS--.8%
LKQ Corporation*                                                           33,400          754,172
---------------------------------------------------------------------------------------------------
AUTO EQUIPMENT & SERVICE--1.1%
Tenneco Inc.*                                                              33,650        1,007,817
---------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.5%
Cephalon, Inc.*                                                            12,550          999,105
Gen-Probe Incorporated*                                                    18,300          935,313
Onyx Pharmaceuticals, Inc.*                                                34,000          909,840
Regeneron Pharmaceuticals, Inc.*                                           28,950          787,440
Theravance, Inc.*                                                          15,450          511,858
---------------------------------------------------------------------------------------------------
                                                                                         4,143,556
---------------------------------------------------------------------------------------------------
BUSINESS SERVICES--.5%
TeleTech Holdings Inc.*                                                    11,950          450,873
---------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.0%
Affiliated Managers Group, Inc.*                                            9,062        1,065,963
Greenhill & Co., Inc.                                                      12,150          768,487
---------------------------------------------------------------------------------------------------
                                                                                         1,834,450
---------------------------------------------------------------------------------------------------
CHEMICALS--.7%
Zoltek Companies, Inc.*                                                    22,450          683,378
---------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
First Midwest Bancorp, Inc.                                                25,850          929,049
Signature Bank*                                                            28,750          904,475
---------------------------------------------------------------------------------------------------
                                                                                         1,833,524
---------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.2%
American Reprographics Co.*                                                28,700          952,840
FTI Consulting, Inc.*                                                      29,100        1,070,007
---------------------------------------------------------------------------------------------------
                                                                                         2,022,847
---------------------------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--1.9%
Polycom, Inc.*                                                             25,700          855,810
Sonus Networks, Inc.*                                                     117,700          909,821
---------------------------------------------------------------------------------------------------
                                                                                         1,765,631
---------------------------------------------------------------------------------------------------
COMMUNICATION TECHNOLOGY--1.1%
Dobson Communications Corp.                                               108,150          985,246
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                                     SHARES            VALUE
---------------------------------------------------------------------------------------------------
COMPUTER SERVICES--2.9%
ANSYS, Inc.*                                                               12,600   $      645,120
Digital River, Inc.*                                                       18,000        1,053,540
IHS Inc. Cl. A*                                                            24,950        1,031,433
---------------------------------------------------------------------------------------------------
                                                                                         2,730,093
---------------------------------------------------------------------------------------------------
COMPUTER TECHNOLOGY--1.1%
Atheros Communications*                                                    36,300          972,477
---------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.2%
URS Corporation*                                                           25,700        1,123,090
---------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS--1.0%
Physicians Formula Holdings, Inc.*                                         44,700          939,594
---------------------------------------------------------------------------------------------------
CORRECTIONAL FACILITIES--1.2%
The Geo Group Inc.*                                                        21,000        1,075,200
---------------------------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS--.9%
United Therapeutics Corporation*                                           14,550          813,490
---------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
AMETEK, Inc.                                                               25,000          907,000
---------------------------------------------------------------------------------------------------
ELECTRIC AND ELECTRONIC EQUIPMENT--.9%
Roper Industries, Inc.                                                     15,600          874,536
---------------------------------------------------------------------------------------------------
ELECTRIC SERVICES--1.2%
ITC Holdings Corp.*                                                        26,950        1,134,056
---------------------------------------------------------------------------------------------------
ENERGY--1.6%
Arch Coal, Inc.                                                            14,650          528,425
SunPower Corporation Cl. A*                                                15,800          958,744
---------------------------------------------------------------------------------------------------
                                                                                         1,487,169
---------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.9%
Cameron International Corp.*                                               13,700          884,609
Grant Prideco, Inc.*                                                       17,950          925,143
North American Energy Partner*                                             42,350          906,290
---------------------------------------------------------------------------------------------------
                                                                                         2,716,042
---------------------------------------------------------------------------------------------------
FINANCE--1.5%
Intercontinental Exchange Inc.*                                             5,750          730,250
WNS Holdings Limited*                                                      25,200          669,816
---------------------------------------------------------------------------------------------------
                                                                                         1,400,066
---------------------------------------------------------------------------------------------------
FINANCIAL INFORMATION SERVICES--1.0%
GFI Group Inc.*                                                            13,900          962,575
---------------------------------------------------------------------------------------------------
FOOD & BEVERAGES--1.1%
Hain Celestial Group Inc. (The)*                                           35,050        1,052,551
---------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE--1.2%
Brookdale Senior Living Inc.                                               24,350        1,105,733
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                                     SHARES            VALUE
---------------------------------------------------------------------------------------------------
HEALTH CARE--.7%
Gentiva Health Services Inc.*                                              33,400   $      625,248
---------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.6%
Hologic, Inc.*                                                             17,850        1,027,267
Illumina, Inc.                                                             21,600          704,808
Intuitive Surgical, Inc.*                                                   6,250          810,375
Thoratec Corporation*                                                      32,400          635,688
Ventana Medical Systems, Inc.*                                             21,450        1,042,256
---------------------------------------------------------------------------------------------------
                                                                                         4,220,394
---------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.5%
Parexel International Corporation*                                         29,100        1,143,048
Psychiatric Solutions, Inc.*                                               32,450        1,138,022
---------------------------------------------------------------------------------------------------
                                                                                         2,281,070
---------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.8%
Cheesecake Factory Incorporated (The)*                                     31,050          856,980
Orient-Express Hotels Ltd. Cl. A.                                          16,200          852,930
Scientific Games Corporation*                                              27,650          920,469
---------------------------------------------------------------------------------------------------
                                                                                         2,630,379
---------------------------------------------------------------------------------------------------
INSURANCE--.8%
First Mercury Financial Corporation*                                       37,400          774,180
---------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.2%
Priceline.com Incorporated*                                                19,250        1,071,070
---------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.7%
Acme Packet, Inc.*                                                         40,500          547,155
Allscripts Healthcare Solutions, Inc.*                                     37,700          997,165
DealerTrack Holdings Inc.*                                                 33,789        1,115,037
Omniture Inc.*                                                             39,150          737,586
---------------------------------------------------------------------------------------------------
                                                                                         3,396,943
---------------------------------------------------------------------------------------------------
IT SERVICES--.6%
Wright Express Corp.*                                                      18,950          597,115
---------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.0%
LIFE TIME FITNESS, Inc.*                                                   18,450          948,330
---------------------------------------------------------------------------------------------------
MACHINERY--1.8%
Bucyrus International, Inc. Cl. A                                          15,750          988,155
Manitowoc Company, Inc.                                                    10,450          713,004
---------------------------------------------------------------------------------------------------
                                                                                         1,701,159
---------------------------------------------------------------------------------------------------
MEDIA--3.2%
Focus Media Holding Limited ADR*#                                          28,150        1,041,550
NeuStar, Inc. Cl. A*                                                       30,300          871,428
Regal Entertainment Group                                                  48,900        1,063,575
---------------------------------------------------------------------------------------------------
                                                                                         2,976,553
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                                     SHARES            VALUE
---------------------------------------------------------------------------------------------------
MEDICAL DEVICES--.5%
Dexcom Inc.*                                                               53,000   $      422,410
---------------------------------------------------------------------------------------------------
MEDICAL PRODUCTS--1.5%
Indevus Pharmaceuticals, Inc.*                                             62,500          450,625
Inverness Medical Innovations, Inc.*                                       11,700          468,585
Northstar Neuroscience, Inc.*                                              35,300          480,786
---------------------------------------------------------------------------------------------------
                                                                                         1,399,996
---------------------------------------------------------------------------------------------------
METALS--2.2%
Blue Pearl Mining Ltd.*                                                    29,700          475,200
SXR Uranium One, Inc.*                                                     62,100          930,258
Yamana Gold, Inc.                                                          43,250          604,203
---------------------------------------------------------------------------------------------------
                                                                                         2,009,661
---------------------------------------------------------------------------------------------------
METALS & MINING--.8%
Breakwater Resources, Ltd.*                                               377,450          717,155
---------------------------------------------------------------------------------------------------
OIL & GAS--2.6%
Carrizo Oil & Gas, Inc.*                                                   21,900          807,015
Range Resources Corporation                                                22,250          813,238
Warren Resources Inc.*                                                     62,750          828,928
---------------------------------------------------------------------------------------------------
                                                                                         2,449,181
---------------------------------------------------------------------------------------------------
OIL AND GAS EXPLORATION SERVICES--.8%
Petrobank Energy and Resources Ltd.*                                       37,700          764,179
---------------------------------------------------------------------------------------------------
PHARMACEUTICAL PREPARATIONS--.8%
Adams Respiratory Therapeutics, Inc.*                                      19,850          744,574
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS--.5%
Pharmion Corp.*                                                            16,600          502,814
---------------------------------------------------------------------------------------------------
REAL ESTATE--1.1%
Jones Lang LaSalle Incorporated                                             9,200          988,908
---------------------------------------------------------------------------------------------------
RESTAURANTS--.9%
McCormick & Schmick's Seafood Restaurants, Inc.*                           32,500          870,025
---------------------------------------------------------------------------------------------------
RETAIL--2.1%
bebe Stores, Inc.                                                          53,150          930,125
Phillips-Van Heusen Corporation                                            17,700          989,430
---------------------------------------------------------------------------------------------------
                                                                                         1,919,555
---------------------------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT--1.0%
FormFactor Inc.*                                                           12,550          518,190
SiRF Technology Holdings, Inc.*                                            17,900          434,254
---------------------------------------------------------------------------------------------------
                                                                                           952,444
---------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.7%
Applied Micro Circuits Corporation*                                       158,700          445,947
ATMI, Inc.*                                                                20,300          627,879
Cypress Semiconductor Corporation*                                         40,450          923,069
ON Semiconductor Corporation*                                              70,450          754,520
Ultra Clean Holdings, Inc.*                                                43,450          636,108
---------------------------------------------------------------------------------------------------
                                                                                         3,387,523
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                                     SHARES            VALUE
---------------------------------------------------------------------------------------------------
SOFTWARE--3.3%
Synchronoss Technologies Inc.*                                             56,800   $    1,274,592
Tibco Software Inc.*                                                       95,450          870,504
VeriFone Holdings Inc.*                                                    26,900          949,301
---------------------------------------------------------------------------------------------------
                                                                                         3,094,397
---------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--5.0%
Aeropostale, Inc.*                                                         22,000          905,300
Carter's, Inc.*                                                            23,750          622,250
Gamestop Corp. Cl. A*                                                      29,700          985,149
Tiffany & Co.                                                              23,100        1,101,639
Urban Outfitters, Inc.*                                                    41,200        1,061,312
---------------------------------------------------------------------------------------------------
                                                                                         4,675,650
---------------------------------------------------------------------------------------------------
TELEPHONE COMMUNICATION--1.2%
NICE Systems Ltd.*                                                         29,800        1,092,170
---------------------------------------------------------------------------------------------------
TEXTILES & APPAREL--1.1%
Iconix Brand Group, Inc.*                                                  48,950          985,364
---------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Williams Scotsman International Inc.*                                      41,900          923,057
---------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
SBA Communications Corporation Cl. A*                                      37,450        1,101,779
---------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $75,082,138)                                                                   87,639,402
---------------------------------------------------------------------------------------------------

                                                                        PRINCIPAL
SHORT-TERM INVESTMENTS--5.4%                                               AMOUNT
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
Federal Home Loan Bank, 4.93%, 5/1/07
   (Cost $5,040,000)                                                 $  5,040,000        5,040,000
---------------------------------------------------------------------------------------------------

===================================================================================================
Total Investments
   (Cost $80,122,138)(a)                                                     99.9%      92,679,402
Other Assets in Excess of Liabilities                                         0.1           27,880
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                  100.0%  $   92,707,282
===================================================================================================

*     NON-INCOME PRODUCING SECURITY.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $80,122,138 AMOUNTED TO $12,557,264 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $13,257,944 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $700,680.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -57-

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER CORE FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                        PRINCIPAL
CORPORATE BONDS--59.6%                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.7%
L-3 Communications Holdings, 3.00%, 8/1/35                           $     50,000   $       54,313
---------------------------------------------------------------------------------------------------
AUTOMOTIVE--3.1%
Capital Auto Receivables Asset Trust, 5.32%, 3/20/10(a)                   100,000          100,223
---------------------------------------------------------------------------------------------------
BUILDING & CONSTRUCTION--.9%
Martin Marietta Materials Inc., 6.25%, 5/1/37                              30,000           30,305
---------------------------------------------------------------------------------------------------
CAPITAL MARKETS--.9%
Morgan Stanley, 5.55%, 4/27/17                                             30,000           29,967
---------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.7%
Banc of America Commercial Mortgage Inc., 5.634%, 7/10/46                  75,000           76,315
Wachovia Bank Commercial Mortgage Trust, 5.34%, 12/15/43                   75,000           74,690
---------------------------------------------------------------------------------------------------
                                                                                           151,005
---------------------------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--1.2%
CenturyTel, Inc., 6.00%, 4/1/17                                            40,000           40,012
---------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--1.6%
Seagate Technology HDD H, 6.80%, 10/1/16                                   50,000           49,812
---------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--7.4%
Appalachian Power Co., 5.55%, 4/1/11                                       65,000           65,722
Exelon Corporation, 4.90%, 6/15/15                                         50,000           47,567
General Electric Capital Corp., 5.50%, 11/15/11                            50,000           50,027
WPS Resources Co., 6.11%, 12/1/66                                          75,000           74,754
---------------------------------------------------------------------------------------------------
                                                                                           238,070
---------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.2%
Cameron International Corp., 2.50%, 6/15/26                                60,000           69,450
---------------------------------------------------------------------------------------------------
FINANCE--4.5%
Merrill Lynch Mortgage Trust, 5.84%, 5/12/39                               75,000           76,953
SLM Corp., 5.375%, 5/15/14                                                 75,000           68,539
---------------------------------------------------------------------------------------------------
                                                                                           145,492
---------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--10.9%
American Tower Trust, 5.96%, 4/15/37                                       50,000           50,293
JP Morgan Chase Commercial Mortgage SEC CO., 5.875%, 4/15/45              100,000          104,001
Morgan Stanley Capital I, 5.44%, 2/20/44                                   75,000           75,533
Morgan Stanley Capital I, 5.51%, 11/12/49                                 100,000          100,944
Regions Financing Trust II, 6.625%, 5/15/47                                20,000           20,035
---------------------------------------------------------------------------------------------------
                                                                                           350,806
---------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Coventry Health Care, Inc., 5.95%, 3/15/17                                 40,000           39,932
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER CORE FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                         PRINCIPAL
CORPORATE BONDS--(CONT.)                                                    AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
INSURANCE--6.6%
Everest Reinsurance Holdings, 6.60%, 5/15/37                         $     10,000   $       10,054
Liberty Mutual Group, 7.80%, 3/15/37                                       50,000           50,404
Radian Group Inc., 7.75%, 6/1/11                                           50,000           54,339
Willis Group North America, 6.20%, 3/28/17                                 50,000           50,272
XL Capital Ltd., 6.50%, 12/31/49                                           50,000           49,440
---------------------------------------------------------------------------------------------------
                                                                                           214,509
---------------------------------------------------------------------------------------------------
MANUFACTURING--1.9%
Reliance Steel & Alum, 6.85%, 11/15/36                                     60,000           60,646
---------------------------------------------------------------------------------------------------
OIL AND GAS EXTRACTION--1.4%
Enterprise Products Partners, 8.375%, 8/1/66                               40,000           44,366
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.3%
Wyeth, 5.95%, 4/1/37                                                       75,000           75,255
---------------------------------------------------------------------------------------------------
SOFTWARE--2.8%
Computer Associates International Inc., 6.50%, 4/15/08                     90,000           91,120
---------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
AutoZone, Inc., 6.95%, 6/15/16                                             60,000           64,761
---------------------------------------------------------------------------------------------------
UTILITIES--2.3%
Southern Co., 5.30%, 1/15/12                                               75,000           75,611
---------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
   (Cost $1,902,227)                                                                     1,925,655
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS--28.6%
---------------------------------------------------------------------------------------------------
Federal National Mortgage Association,
   4.50%, 2/15/11                                                          50,000           49,560
Federal Home Loan Bank,
   5.10%, 3/6/08                                                          100,000           99,988
Federal Home Loan Mortgage Corporation,
   5.50%, 10/15/16                                                         54,075           54,513
   6.00%, 3/15/36                                                          48,338           48,692
   5.50%, 9/15/36                                                          97,740           97,836
Government National Mortgage Association,
   5.00%, 5/16/29                                                         140,564          139,893
U.S. Treasury Notes,
   4.375%, 1/31/08                                                         75,000           74,672
   4.75%, 11/15/08                                                         80,000           80,037
   4.50%, 2/28/11                                                          50,000           50,006
   4.625%, 8/31/11                                                         80,000           80,397
   4.875%, 2/15/12                                                         50,000           50,830
   4.25%, 11/15/13                                                        100,000           98,371
---------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $921,906)                                                                         924,795
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER CORE FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                        PRINCIPAL
SHORT-TERM INVESTMENTS--12.4%                                              AMOUNT            VALUE
---------------------------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Bank, 4.93%, 5/1/07
   (Cost $399,000)                                                   $    399,000   $      399,000
---------------------------------------------------------------------------------------------------

===================================================================================================
Total Investments
   (Cost $3,223,133)(b)                                                     100.6%       3,249,450
Liabilities in Excess of Other Assets                                        (0.6)         (20,056)
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                  100.0%  $    3,229,394
===================================================================================================

(a) PURSUANT TO SECURITIES AND EXCHANGE COMMISSION RULE 144A, THESE SECURITIES MAY BE SOLD PRIOR TO THEIR MATURITY ONLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES ARE DEEMED TO BE LIQUID AND REPRESENT 3.1% OF THE NET ASSETS OF THE FUND.

(b) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION ON INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $3,223,387 AMOUNTED TO $26,063 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $29,070 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $3,007.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -60-

--------------------------------------------------------------------------------
THE ALGER FUNDS | ALGER MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                        PRINCIPAL
U.S. AGENCY OBLIGATIONS--98.2%                                             AMOUNT            VALUE
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank,
   5.08%, 7/6/07                                                     $  7,800,000   $    7,727,356
   5.09%, 6/15/07                                                       8,450,000        8,396,237
   4.93%, 5/1/07                                                       28,370,000       28,370,000
Federal National Mortgage Association,
   5.10%, 6/20/07                                                       8,450,000        8,390,146
---------------------------------------------------------------------------------------------------
TOTAL U.S. AGENCY OBLIGATIONS
   (Cost $52,883,739)                                                                   52,883,739
---------------------------------------------------------------------------------------------------

===================================================================================================
Total Investments
   (Cost $52,883,739)(a)                                                     98.2%      52,883,739
Other Assets in Excess of Liabilities                                         1.8          976,646
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                  100.0%  $   53,860,385
===================================================================================================

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION ON INVESTMENTS, BASED ON COST OF FEDERAL INCOME TAX PURPOSES WAS THE SAME AS THE COST FOR FINANCIAL REPORTING PURPOSES.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -61-

--------------------------------------------------------------------------------
THE ALGER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) APRIL 30, 2007
(in thousands, except per share amounts)
--------------------------------------------------------------------------------

                                                                       LARGECAP
                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value (identified cost*)--
   see accompanying schedules of investments                          $ 421,180
Cash                                                                         26
Receivable for investment securities sold                                 6,296
Receivable for shares of beneficial interest sold                           237
Dividends and interest receivable                                           162
Receivable from Investment Advisor                                           --
Prepaid expenses                                                            211
--------------------------------------------------------------------------------
   Total Assets                                                         428,112
================================================================================
LIABILITES:
Payable for investment securities purchased                              11,763
Written options outstanding                                                 464
Payable for shares of beneficial interest redeemed                        1,246
Interest payable                                                             --
Accrued investment advisory fees                                            250
Accrued transfer agent fees                                                 107
Accrued distribution fees                                                   159
Accrued shareholder servicing fees                                           88
Accrued administrative fees                                                  14
Accrued expenses                                                             96
--------------------------------------------------------------------------------
   Total Liabilites                                                      14,187
--------------------------------------------------------------------------------
NET ASSETS                                                            $ 413,925
================================================================================

NET ASSETS CONSIST OF:
   Paid in capital                                                    $ 547,027
   Undistributed net investment income (accumulated loss)                  (692)
   Undistributed net realized gain (accumulated loss)                  (161,992)
   Net unrealized appreciation (depreciation) of investments             29,582
--------------------------------------------------------------------------------
NET ASSETS                                                            $ 413,925
--------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING--NOTE 6
   CLASS A                                                               13,441
--------------------------------------------------------------------------------
   CLASS B                                                               18,539
--------------------------------------------------------------------------------
   CLASS C                                                                3,565
--------------------------------------------------------------------------------
   CLASS A -- NET ASSET VALUE PER SHARE                               $   12.30
--------------------------------------------------------------------------------
   CLASS A -- OFFERING PRICE PER SHARE                                $   12.98
--------------------------------------------------------------------------------
   CLASS B -- NET ASSET VALUE AND OFFERING PRICE PER SHARE            $   11.25
--------------------------------------------------------------------------------
   CLASS C -- NET ASSET VALUE AND OFFERING PRICE PER SHARE            $   11.24
--------------------------------------------------------------------------------

*Identified cost                                                      $ 391,777
================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -62-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              SMALLCAP                MIDCAP       CAPITAL     HEALTH     SMALLCAP
                                                                GROWTH   BALANCED     GROWTH  APPRECIATION   SCIENCES   AND MIDCAP
                                                                  FUND       FUND       FUND          FUND       FUND  GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value (identified cost*)--
   see accompanying schedules of investments                 $ 483,899  $ 109,007  $ 630,762    $  430,000  $ 213,240    $  92,679
Cash                                                             1,489        206        731         2,787        868           54
Receivable for investment securities sold                        8,710      1,531     24,285        18,281      5,330        3,204
Receivable for shares of beneficial interest sold                6,625         76        644         2,800      1,991        2,157
Dividends and interest receivable                                   17        396         60            98         49           --
Receivable from Investment Advisor                                  --         --         --            --         --           --
Prepaid expenses                                                    63         11         76            58         38           29
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                500,803    111,227    656,558       454,024    221,516       98,123
===================================================================================================================================
LIABILITES:
Payable for investment securities purchased                     12,012      3,392     45,416        17,974      9,233        5,188
Written options outstanding                                         --         --      1,788            --         --           --
Payable for shares of beneficial interest redeemed                 472        457      2,118           927        226           87
Interest payable                                                     5         --          5             6         --           --
Accrued investment advisory fees                                   308         57        390           302        147           60
Accrued transfer agent fees                                         69         36        174           132         34           12
Accrued distribution fees                                           60         48        177           150         46           19
Accrued shareholder servicing fees                                  95         23        128            93         45           19
Accrued administrative fees                                         15          4         21            15          7            3
Accrued expenses                                                   101         49        189            92         68           28
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilites                                             13,137      4,066     50,406        19,691      9,806        5,416
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $ 487,666  $ 107,161  $ 606,152    $  434,333  $ 211,710    $  92,707
===================================================================================================================================

NET ASSETS CONSIST OF:
   Paid in capital                                           $ 491,547  $ 118,372  $ 496,609    $  805,663  $ 180,561    $  75,635
   Undistributed net investment income (accumulated loss)       (1,963)       222     (2,916)       (1,939)      (663)        (364)
   Undistributed net realized gain (accumulated loss)          (72,507)   (16,557)    57,821      (399,747)    14,574        4,879
   Net unrealized appreciation (depreciation) of investments    70,589      5,124     54,638        30,356     17,238       12,557
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $ 487,666  $ 107,161  $ 606,152    $  434,333  $ 211,710    $  92,707
-----------------------------------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING--NOTE 6
   CLASS A                                                      56,386      1,424     35,376        15,874      7,603        4,011
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS B                                                       9,064      2,654     24,844        15,496      1,185          696
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS C                                                       5,680        753      8,434         3,871      2,798        1,464
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS A -- NET ASSET VALUE PER SHARE                      $    6.98  $   22.47  $    9.32    $    12.89  $   18.52    $   15.23
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS A -- OFFERING PRICE PER SHARE                       $    7.37  $   23.72  $    9.84    $    13.60  $   19.55    $   16.07
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS B -- NET ASSET VALUE AND OFFERING PRICE PER SHARE   $    6.36  $   22.05  $    8.31    $    11.86  $   17.81    $   14.63
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS C -- NET ASSET VALUE AND OFFERING PRICE PER SHARE   $    6.37  $   22.14  $    8.29    $    11.85  $   17.80    $   14.64
-----------------------------------------------------------------------------------------------------------------------------------

*Identified cost                                             $ 413,310  $ 103,883  $ 575,872    $  399,644  $ 196,002    $  80,122
===================================================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) APRIL 30, 2007
(in thousands, except per share amounts)
--------------------------------------------------------------------------------

                                                                            CORE       MONEY
                                                                    FIXED-INCOME      MARKET
                                                                            FUND        FUND
---------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value (identified cost*)--
   see accompanying schedules of investments                            $  3,249    $ 52,884
Cash                                                                          --           4
Receivable for investment securities sold                                     40          --
Receivable for shares of beneficial interest sold                              1       1,079
Dividends and interest receivable                                             28          --
Receivable from Investment Advisor                                             4          --
Prepaid expenses                                                              22          16
---------------------------------------------------------------------------------------------
   Total Assets                                                            3,344      53,983
=============================================================================================
LIABILITES:
Payable for investment securities purchased                                  100          --
Payable for shares of beneficial interest redeemed                            --          55
Accrued investment advisory fees                                               1          19
Accrued transfer agent fees                                                   --          11
Accrued distribution fees                                                      1          --
Accrued administrative fees                                                   --           2
Accrued shareholder servicing fees                                             1          --
Dividend payable                                                               1           3
Accrued expenses                                                              10          33
---------------------------------------------------------------------------------------------
   Total Liabilites                                                          114         123
---------------------------------------------------------------------------------------------
NET ASSETS                                                              $  3,230    $ 53,860
=============================================================================================

NET ASSETS CONSIST OF:
   Paid in capital                                                      $  3,218    $ 54,078
   Undistributed net investment income                                         3          --
   Undistributed net realized gain (accumulated loss)                        (17)       (218)
   Net unrealized appreciation (depreciation) of investments                  26          --
---------------------------------------------------------------------------------------------
NET ASSETS                                                              $  3,230    $ 53,860
---------------------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING--NOTE 6
   CLASS A                                                                   219          --
---------------------------------------------------------------------------------------------
   CLASS B                                                                    60      53,957
---------------------------------------------------------------------------------------------
   CLASS C                                                                    44          --
---------------------------------------------------------------------------------------------
   CLASS A -- NET ASSET VALUE PER SHARE                                 $  10.00          --
---------------------------------------------------------------------------------------------
   CLASS A -- OFFERING PRICE PER SHARE                                  $  10.50          --
---------------------------------------------------------------------------------------------
   CLASS B -- NET ASSET VALUE AND OFFERING PRICE PER SHARE              $   9.99    $   1.00
---------------------------------------------------------------------------------------------
   CLASS C -- NET ASSET VALUE AND OFFERING PRICE PER SHARE              $   9.99          --
---------------------------------------------------------------------------------------------

*Identified cost                                                        $  3,223    $ 52,884
=============================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -64-

--------------------------------------------------------------------------------
THE ALGER FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED) (in thousands)
FOR THE SIX MONTHS ENDED APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                        LARGECAP    SMALLCAP
                                                                          GROWTH      GROWTH
                                                                            FUND        FUND
---------------------------------------------------------------------------------------------
INCOME:
   Dividends (net of foreign withholding taxes*)                        $  2,072    $    345
   Interest                                                                1,055         569
---------------------------------------------------------------------------------------------
   Total Income                                                            3,127         914
=============================================================================================

EXPENSES:
   Investment advisory fees--Note 3(a)                                     1,478       1,447
   Distribution fees--Note 3(b)
     Class B                                                                 803         215
     Class C                                                                 149          94
   Shareholder servicing fees--Note 3(f)                                     519         446
   Administrative fees--Note 3(a)                                             80          69
   Interest on line of credit utilized--Note 5                                 9          --
   Custodian fees                                                             25          22
   Transfer agent fees and expenses                                          468         337
   Professional fees                                                          69          59
   Registration fees                                                          20          21
   Miscellaneous                                                             199         167
---------------------------------------------------------------------------------------------
   Total Expenses                                                          3,819       2,877
---------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                         (692)     (1,963)
=============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   OPTIONS AND CURRENCY TRANSACTIONS:
Net realized gain on investments                                          36,709      18,283
Net realized loss on foreign currency transactions                           (13)         --
Net realized gain on options written                                         409          --
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations                        4,371      19,387
Net change in unrealized appreciation (depreciation) on options              (20)         --
---------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments, options and
   foreign currency                                                       41,456      37,670
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 40,764    $ 35,707
=============================================================================================

*     Foreign withholding taxes                                         $     69    $     --
---------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.                                          -65-

--------------------------------------------------------------------------------
THE ALGER FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED) (in thousands)
FOR THE SIX MONTHS ENDED APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                                      MIDCAP
                                                                        BALANCED      GROWTH
                                                                            FUND        FUND
---------------------------------------------------------------------------------------------
INCOME:
   Dividends (net of foreign withholding taxes*)                        $    398    $  1,726
   Interest                                                                1,146         583
---------------------------------------------------------------------------------------------
   Total Income                                                            1,544       2,309
=============================================================================================

EXPENSES:
   Investment advisory fees--Note 3 (a)                                      414       2,270
   Distribution fees--Note 3 (b)
     Class B                                                                 234         779
     Class C                                                                  70         258
   Shareholder servicing fees--Note 3 (f)                                    146         745
   Administrative fees--Note 3(a)                                             22         115
   Interest on line of credit utilized--Note 5                                17          22
   Custodian fees                                                             16          49
   Transfer agent fees and expenses                                          133         577
   Professional fees                                                          13          94
   Registration fees                                                          16          13
   Miscellaneous                                                              50         303
---------------------------------------------------------------------------------------------
Total Expenses                                                             1,131       5,225
Less, expense reimbursements--Note 3 (a)                                     (42)         --
---------------------------------------------------------------------------------------------
   Net Expenses                                                            1,089       5,225
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 455      (2,916)
=============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   OPTIONS AND CURRENCY TRANSACTIONS:
Net realized gain on investments                                           8,595      74,207
Net realized loss on foreign currency transactions                            (3)        (46)
Net realized gain on options written                                          --       1,433
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations                         (515)     16,689
Net change in unrealized appreciation (depreciation) on options               --        (247)
---------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments, options
   and foreign currency                                                    8,077      92,036
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                      $  8,532    $ 89,120
=============================================================================================

*     Foreign withholding taxes                                         $     12    $      3
=============================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -66-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       CAPITAL     HEALTH      SMALLCAP           CORE    MONEY
                                                                  APPRECIATION   SCIENCES    AND MIDCAP   FIXED-INCOME   MARKET
                                                                          FUND       FUND   GROWTH FUND           FUND     FUND
--------------------------------------------------------------------------------------------------------------------------------
INCOME:
   Dividends (net of foreign withholding taxes*)                      $  1,801   $    559      $    138          $  --   $   --
   Interest                                                                111        346            93             91    1,381
--------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                          1,912        905           231             91    1,381
================================================================================================================================

EXPENSES:
   Investment advisory fees--Note 3 (a)                                  1,595        771           283              6      123
   Distribution fees--Note 3 (b)
     Class B                                                               681         82            32              2       --
     Class C                                                               147        175            58              2       --
   Shareholder servicing fees--Note 3 (f)                                  492        238            87              4       --
   Administrative fees--Note 3(a)                                           76         37            14              1       10
   Interest on line of credit utilized--Note 5                              76         --             3             --       --
   Custodian fees                                                           31         12            13              3        6
   Transfer agent fees and expenses                                        548        129            48              2       55
   Professional fees                                                        43         29            10              3        2
   Registration fees                                                        16         28            16             27       10
   Miscellaneous                                                           146         67            31              6       22
--------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                           3,851      1,568           595             56      228
Less, expense reimbursements--Note 3 (a)                                    --         --            --            (36)      --
--------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                          3,851      1,568           595             20      228
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (1,939)      (663)         (364)            71    1,153
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   OPTIONS AND CURRENCY TRANSACTIONS:
Net realized gain on investments                                        58,170     15,750         4,877             17       --
Net realized loss on foreign currency transactions                         (11)        --            --             --       --
Net realized gain on options written                                        --         --            --             --       --
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations                      3,752     (1,937)        5,055            (13)      --
Net change in unrealized appreciation (depreciation) on options             52         55            --             --       --
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments, options
   and foreign currency                                                 61,963     13,868         9,932              4       --
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $ 60,024   $ 13,205      $  9,568          $  75   $1,153
================================================================================================================================

*     Foreign withholding taxes                                       $      2   $     --      $     --          $  --   $   --
================================================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------

                                                                      LARGECAP GROWTH FUND
------------------------------------------------------------------------------------------------
                                                                          For the
                                                                 Six Months Ended       For the
                                                                        April 30,    Year Ended
                                                                             2007   October 31,
                                                                      (Unaudited)          2006
------------------------------------------------------------------------------------------------
Net investment income (loss)                                          $      (692)  $    (2,830)
Net realized gain on investments, options and foreign currency
   transactions                                                            37,105        31,550
Net change in unrealized appreciation (depreciation) on
   investments, options and foreign currency translations                   4,351        (4,513)
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       40,764        24,207
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
   Net investment income
      Class A                                                                  --            --
      Class B                                                                  --            --
      Class C                                                                  --            --
   Net realized gains
      Class A                                                                  --            --
      Class B                                                                  --            --
      Class C                                                                  --            --
------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                              --            --
------------------------------------------------------------------------------------------------
Increase (decrease) from shares of beneficial interest
   transactions:
      Class A                                                              (8,186)       (8,917)
      Class B                                                             (33,379)      (52,808)
      Class C                                                              (3,908)       (1,459)
------------------------------------------------------------------------------------------------
Net increase (decrease) from shares of beneficial interest
   transactions--Note 6                                                   (45,473)      (63,184)
------------------------------------------------------------------------------------------------
      Total increase (decrease)                                            (4,709)      (38,977)
------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of period                                                    418,634       457,611
------------------------------------------------------------------------------------------------
   END OF PERIOD                                                      $   413,925   $   418,634
================================================================================================

Undistributed net investment income (accumulated loss)                $      (692)  $        --
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -68-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      SMALLCAP GROWTH FUND                 BALANCED FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                          For the                          For the
                                                                 Six Months Ended       For the   Six Months Ended        For the
                                                                        April 30,    Year Ended          April 30,     Year Ended
                                                                             2007   October 31,               2007    October 31,
                                                                      (Unaudited)          2006        (Unaudited)           2006
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          $    (1,963)  $    (2,716)       $       455    $       957
Net realized gain on investments, options and foreign currency
   transactions                                                            18,283        18,474              8,592          7,121
Net change in unrealized appreciation (depreciation) on
   investments, options and foreign currency translations                  19,387        27,188               (515)        (1,092)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       35,707        42,946              8,532          6,986
----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
   Net investment income
      Class A                                                                  --            --               (601)          (538)
      Class B                                                                  --            --               (369)          (205)
      Class C                                                                  --            --               (131)           (65)
   Net realized gains
      Class A                                                                  --            --                  --            --
      Class B                                                                  --            --                  --            --
      Class C                                                                  --            --                  --            --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                              --            --             (1,101)          (808)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from shares of beneficial interest
   transactions:
      Class A                                                             145,148        80,645            (13,380)       (12,201)
      Class B                                                              (5,839)      (14,826)           (12,743)       (22,674)
      Class C                                                              16,123        10,828             (6,898)        (4,035)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from shares of beneficial interest
   transactions--Note 6                                                   155,432        76,647            (33,021)      (38,910)
----------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease)                                           191,139       119,593            (25,590)       (32,732)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of period                                                    296,527       176,934            132,751        165,483
----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                      $   487,666   $   296,527        $   107,161    $   132,751
==================================================================================================================================

Undistributed net investment income (accumulated loss)                $    (1,963)  $        --        $       222    $       868
==================================================================================================================================

                                                                       MIDCAP GROWTH FUND
------------------------------------------------------------------------------------------------
                                                                          For the
                                                                 Six Months Ended       For the
                                                                        April 30,    Year Ended
                                                                             2007   October 31,
                                                                      (Unaudited)          2006
------------------------------------------------------------------------------------------------
Net investment income (loss)                                          $    (2,916)  $    (7,435)
Net realized gain on investments, options and foreign currency
   transactions                                                            75,594        60,103
Net change in unrealized appreciation (depreciation)
   on investments, options and foreign currency translations               16,442          (405)
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       89,120        52,263
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
   Net investment income
      Class A                                                                  --            --
      Class B                                                                  --            --
      Class C                                                                  --            --
   Net realized gains
      Class A                                                             (33,472)      (34,821)
      Class B                                                             (24,034)      (30,115)
      Class C                                                              (7,865)       (8,656)
------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                         (65,371)      (73,592)
------------------------------------------------------------------------------------------------
Increase (decrease) from shares of beneficial interest
   transactions:
      Class A                                                              (4,020)        8,347
      Class B                                                             (12,428)      (38,443)
      Class C                                                              (1,432)         (686)
------------------------------------------------------------------------------------------------
Net increase (decrease) from shares of beneficial
   interest transactions--Note 6                                          (17,880)      (30,782)
------------------------------------------------------------------------------------------------
      Total increase (decrease)                                             5,869       (52,111)
------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of period                                                    600,283       652,394
------------------------------------------------------------------------------------------------
   END OF PERIOD                                                      $   606,152   $   600,283
================================================================================================

Undistributed net investment income (accumulated loss)                $    (2,916)  $        --
================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------

                                                                    CAPITAL APPRECIATION FUND
------------------------------------------------------------------------------------------------
                                                                          For the
                                                                 Six Months Ended       For the
                                                                        April 30,    Year Ended
                                                                             2007   October 31,
                                                                      (Unaudited)          2006
------------------------------------------------------------------------------------------------
Net investment income (loss)                                          $    (1,939)  $    (3,712)
Net realized gain (loss) on investments, options and foreign
   currency transactions                                                   58,159        81,450
Net change in unrealized appreciation (depreciation) on
   investments, options and foreign currency translations                   3,804       (15,588)
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       60,024        62,150
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
   Net investment income
      Class A                                                                  --            --
      Class B                                                                  --            --
      Class C                                                                  --            --
   Net realized gains
      Class A                                                                  --            --
      Class B                                                                  --            --
      Class C                                                                  --            --
------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                              --            --
------------------------------------------------------------------------------------------------
Increase (decrease) from shares of beneficial interest
   transactions:
      Class A                                                              25,241          (768)
      Class B                                                             (23,433)      (44,868)
      Class C                                                               5,054        (4,502)
------------------------------------------------------------------------------------------------
Net increase (decrease) from shares of beneficial interest
   transactions--Note 6                                                     6,862       (50,138)
------------------------------------------------------------------------------------------------
      Total increase (decrease)                                            66,886        12,012
------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of period                                                    367,447       355,435
------------------------------------------------------------------------------------------------
   END OF PERIOD                                                      $   434,333   $   367,447
================================================================================================

Undistributed net investment income (accumulated loss)                $    (1,939)  $        --
================================================================================================

*Commenced operations March 1, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -70-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      HEALTH SCIENCES FUND        SMALLCAP AND MIDCAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                          For the                          For the
                                                                 Six Months Ended       For the   Six Months Ended        For the
                                                                        April 30,    Year Ended          April 30,     Year Ended
                                                                             2007   October 31,               2007    October 31,
                                                                      (Unaudited)          2006        (Unaudited)           2006
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          $      (663)  $    (1,092)       $      (364)   $      (454)
Net realized gain (loss) on investments, options and foreign
   currency transactions                                                   15,750         8,875              4,877          2,734
Net change in unrealized appreciation (depreciation) on
   investments, options and foreign currency translations                  (1,882)       11,223              5,055          3,228
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       13,205        19,006              9,568          5,508
----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
   Net investment income
      Class A                                                                  --            --                 --             --
      Class B                                                                  --            --                 --             --
      Class C                                                                  --            --                 --             --
   Net realized gains
      Class A                                                              (5,404)       (1,897)            (1,703)          (960)
      Class B                                                              (1,129)         (395)              (388)          (219)
      Class C                                                              (2,269)         (646)              (642)          (172)
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                          (8,802)       (2,938)            (2,733)        (1,351)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from shares of beneficial interest
   transactions:
      Class A                                                              21,337        55,381             22,982         16,175
      Class B                                                              (2,167)        4,670              2,193          3,405
      Class C                                                               3,030        16,912              8,087          9,262
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from shares of beneficial interest
   transactions--Note 6                                                    22,200        76,963             33,262         28,842
----------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease)                                            26,603        93,031             40,097         32,999
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of period                                                    185,107        92,076             52,610         19,611
----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                      $   211,710   $   185,107        $    92,707    $    52,610
==================================================================================================================================

Undistributed net investment income (accumulated loss)                $      (663)  $        --        $     (364)    $        --
----------------------------------------------------------------------------------------------------------------------------------

                                                                     CORE FIXED-INCOME FUND*
------------------------------------------------------------------------------------------------
                                                                          For the
                                                                 Six Months Ended       For the
                                                                        April 30,    Year Ended
                                                                             2007   October 31,
                                                                      (Unaudited)          2006
------------------------------------------------------------------------------------------------
Net investment income (loss)                                          $        71   $       140
Net realized gain (loss) on investments, options and foreign
   currency transactions                                                       17           (34)
Net change in unrealized appreciation (depreciation) on
   investments, options and foreign currency translations                     (13)           39
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           75           145
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
   Net investment income
      Class A                                                                 (52)         (130)
      Class B                                                                  (9)           (5)
      Class C                                                                  (8)           (4)
   Net realized gains
      Class A                                                                  --            --
      Class B                                                                  --            --
      Class C                                                                  --            --
------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                             (69)         (139)
------------------------------------------------------------------------------------------------
Increase (decrease) from shares of beneficial interest
   transactions:
      Class A                                                                (726)        2,911
      Class B                                                                 285           315
      Class C                                                                  10           423
------------------------------------------------------------------------------------------------
Net increase (decrease) from shares of beneficial interest
   transactions--Note 6                                                      (431)        3,649
------------------------------------------------------------------------------------------------
      Total increase (decrease)                                              (425)        3,655
------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of period                                                      3,655            --
------------------------------------------------------------------------------------------------
   END OF PERIOD                                                      $     3,230   $     3,655
================================================================================================

Undistributed net investment income (accumulated loss)                $         3   $        --
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------

                                                                        MONEY MARKET FUND
------------------------------------------------------------------------------------------------
                                                                          For the
                                                                 Six Months Ended       For the
                                                                        April 30,    Year Ended
                                                                             2007   October 31,
                                                                      (Unaudited)          2006
------------------------------------------------------------------------------------------------
Net investment income                                                 $     1,153   $     2,141
------------------------------------------------------------------------------------------------
Dividends to shareholders from:
   Net investment income                                                   (1,153)       (2,141)
   Net decrease from shares of beneficial interest
      transactions--Note 6                                                 (1,208)       (6,502)
------------------------------------------------------------------------------------------------
         Total decrease                                                    (1,208)       (6,502)
------------------------------------------------------------------------------------------------
Net Assets:
      Beginning of period                                                  55,068        61,570
------------------------------------------------------------------------------------------------
      END OF PERIOD                                                   $    53,860   $    55,068
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -72-

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                       INCOME FROM
                                                  INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
                                                                 NET
                                                               REALIZED
                                                                 AND
                                  NET ASSET       NET         UNREALIZED       TOTAL
                                    VALUE,     INVESTMENT        GAIN           FROM
                                  BEGINNING      INCOME       (LOSS) ON      INVESTMENT
                                  OF PERIOD    (LOSS) (i)    INVESTMENTS     OPERATIONS
----------------------------------------------------------------------------------------
ALGER LARGECAP GROWTH FUND
----------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)     $ 11.13      $  0.01        $  1.16        $  1.17
Year ended10/31/06                   10.48        (0.02)          0.67           0.65
Year ended 10/31/05                   9.05         0.01           1.42           1.43
Year ended 10/31/04                   8.87        (0.07)          0.25           0.18
Year ended 10/31/03                   7.16        (0.05)          1.76           1.71
Year ended 10/31/02                   9.47        (0.04)         (2.27)         (2.31)
----------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)     $ 10.22      $ (0.03)       $  1.06        $  1.03
Year ended 10/31/06                   9.70        (0.09)          0.61           0.52
Year ended 10/31/05                   8.44        (0.07)          1.33           1.26
Year ended 10/31/04                   8.33        (0.13)          0.24           0.11
Year ended 10/31/03                   6.76        (0.10)          1.67           1.57
Year ended 10/31/02                   9.02        (0.10)         (2.16)         (2.26)
----------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)     $ 10.21      $ (0.03)       $  1.06        $  1.03
Year ended 10/31/06                   9.69        (0.09)          0.61           0.52
Year ended 10/31/05                   8.43        (0.07)          1.33           1.26
Year ended 10/31/04                   8.33        (0.13)          0.23           0.10
Year ended 10/31/03                   6.76        (0.10)          1.67           1.57
Year ended 10/31/02                   9.02        (0.10)         (2.16)         (2.26)
----------------------------------------------------------------------------------------

ALGER SMALLCAP GROWTH FUND
----------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)     $  6.31      $ (0.01)       $  0.68        $  0.67
Year ended 10/31/06                   5.21        (0.05)          1.15           1.10
Year ended 10/31/05                   4.18        (0.06)          1.09           1.03
Year ended 10/31/04                   3.95        (0.06)          0.29           0.23
Year ended 10/31/03                   2.85        (0.05)          1.15           1.10
Year ended 10/31/02                   3.54        (0.05)         (0.64)         (0.69)

(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(iii) UNAUDITED. RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -74-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
                                                                                      RATIO OF
                                                                NET      RATIO OF        NET
                                     NET                      ASSETS,    EXPENSES    INVESTMENT
                                    ASSET                     END OF        TO         INCOME
                                   VALUE,                     PERIOD     AVERAGE      (LOSS) TO    PORTFOLIO
                                   END OF       TOTAL         (000'S       NET         AVERAGE     TURNOVER
                                   PERIOD    RETURN (ii)     OMITTED)     ASSETS     NET ASSETS      RATE
-------------------------------------------------------------------------------------------------------------
ALGER LARGECAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)    $ 12.30        10.5%      $ 165,286      1.38%         0.13%       110.33%
Year ended10/31/06                  11.13         6.2         157,185      1.21         (0.14)       322.94
Year ended 10/31/05                 10.48        15.8         157,205      1.37          0.05        249.17
Year ended 10/31/04                  9.05         2.0         166,720      1.34         (0.72)       191.13
Year ended 10/31/03                  8.87        23.9         168,720      1.44         (0.62)       215.81
Year ended 10/31/02                  7.16       (24.4)        130,464      1.36         (0.47)       213.97
-------------------------------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)    $ 11.25        10.1%      $ 208,559      2.12%        (0.63)%      110.33%
Year ended 10/31/06                 10.22         5.4         221,298      1.96         (0.91)       322.94
Year ended 10/31/05                  9.70        14.9         260,786      2.12         (0.72)       249.17
Year ended 10/31/04                  8.44         1.3         279,963      2.09         (1.46)       191.13
Year ended 10/31/03                  8.33        23.2         350,972      2.20         (1.37)       215.81
Year ended 10/31/02                  6.76       (25.1)        323,809      2.11         (1.21)       213.97
-------------------------------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)    $ 11.24        10.1%      $  40,080      2.13%        (0.62)%      110.33%
Year ended 10/31/06                 10.21         5.4          40,151      1.96         (0.90)       322.94
Year ended 10/31/05                  9.69        15.0          39,620      2.12         (0.72)       249.17
Year ended 10/31/04                  8.43         1.2          42,196      2.09         (1.47)       191.13
Year ended 10/31/03                  8.33        23.2          41,906      2.19         (1.37)       215.81
Year ended 10/31/02                  6.76       (25.1)         34,813      2.11         (1.22)       213.97
-------------------------------------------------------------------------------------------------------------

ALGER SMALLCAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)    $  6.98        10.6%      $ 393,808      1.44%        (0.93)%       38.15%
Year ended 10/31/06                  6.31        21.1         221,019      1.37         (0.91)        83.72
Year ended 10/31/05                  5.21        24.6         110,329      1.62         (1.19)       104.30
Year ended 10/31/04                  4.18         5.8          82,891      1.69         (1.47)       128.79
Year ended 10/31/03                  3.95        38.6          73,616      1.79         (1.55)       139.28
Year ended 10/31/02                  2.85       (19.5)         46,143      1.75         (1.52)       132.35

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                INCOME FROM
                                                           INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
                                                                 NET
                                                               REALIZED
                                                                 AND                                      NET
                                  NET ASSET       NET         UNREALIZED       TOTAL       DIVIDENDS     ASSET
                                   VALUE,      INVESTMENT        GAIN          FROM        FROM NET      VALUE,
                                  BEGINNING      INCOME       (LOSS) ON     INVESTMENT    INVESTMENT     END OF
                                  OF PERIOD    (LOSS) (i)    INVESTMENTS    OPERATIONS      INCOME       PERIOD
----------------------------------------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH FUND (CONTINUED)
----------------------------------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)     $  5.77      $ (0.05)       $  0.64       $  0.59       $    --      $  6.36
Year ended 10/31/06                   4.80        (0.09)          1.06          0.97            --         5.77
Year ended 10/31/05                   3.88        (0.08)          1.00          0.92            --         4.80
Year ended 10/31/04                   3.70        (0.09)          0.27          0.18            --         3.88
Year ended 10/31/03                   2.68        (0.07)          1.09          1.02            --         3.70
Year ended 10/31/02                   3.36        (0.07)         (0.61)        (0.68)           --         2.68
----------------------------------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)     $  5.78      $ (0.05)       $  0.64       $  0.59       $    --      $  6.37
Year ended 10/31/06                   4.81        (0.09)          1.06          0.97            --         5.78
Year ended 10/31/05                   3.88        (0.09)          1.02          0.93            --         4.81
Year ended 10/31/04                   3.70        (0.09)          0.27          0.18            --         3.88
Year ended 10/31/03                   2.68        (0.07)          1.09          1.02            --         3.70
Year ended 10/31/02                   3.36        (0.07)         (0.61)        (0.68)           --         2.68

ALGER BALANCED FUND
----------------------------------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)     $ 21.15      $  0.14        $  1.48       $  1.62       $ (0.30)     $ 22.47
Year ended 10/31/06                  20.29         0.23           0.84          1.07         (0.21)       21.15
Year ended 10/31/05                  18.58         0.22           1.70          1.92         (0.21)       20.29
Year ended 10/31/04                  18.29         0.10           0.36          0.46         (0.17)       18.58
Year ended 10/31/03                  16.02         0.13           2.43          2.56         (0.29)       18.29
Year ended 10/31/02                  18.67         0.27          (2.48)        (2.21)        (0.44)       16.02
----------------------------------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)     $ 20.66      $  0.06        $  1.45       $  1.51       $ (0.12)     $ 22.05
Year ended 10/31/06                  19.81         0.08           0.82          0.90         (0.05)       20.66
Year ended 10/31/05                  18.13         0.08           1.65          1.73         (0.05)       19.81
Year ended 10/31/04                  17.86        (0.04)          0.34          0.30         (0.03)       18.13
Year ended 10/31/03                  15.62         0.01           2.39          2.40         (0.16)       17.86
Year ended 10/31/02                  18.17         0.14          (2.44)        (2.30)        (0.25)       15.62

(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(iii) UNAUDITED. RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(iv)  AMOUNT HAS BEEN REDUCED BY 0.07% DUE TO EXPENSE REIMBURSEMENT.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -76-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
                                                                             RATIO OF
                                                    NET       RATIO OF          NET
                                                  ASSETS,     EXPENSES      INVESTMENT
                                                   END OF        TO           INCOME
                                                   PERIOD      AVERAGE       (LOSS) TO    PORTFOLIO
                                     TOTAL         (000'S        NET          AVERAGE      TURNOVER
                                  RETURN (ii)     OMITTED)     ASSETS       NET ASSETS       RATE
----------------------------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH FUND (CONTINUED)
----------------------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)        10.2%      $  57,676      2.18%         (1.67)%        38.15%
Year ended 10/31/06                   20.2          57,928      2.14          (1.66)         83.72
Year ended 10/31/05                   23.7          61,499      2.36          (1.94)        104.30
Year ended 10/31/04                    4.9          70,304      2.43          (2.21)        128.79
Year ended 10/31/03                   38.1          94,241      2.57          (2.32)        139.28
Year ended 10/31/02                  (20.2)         81,758      2.49          (2.27)        132.35
----------------------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)        10.2%      $  36,182      2.20%         (1.68)%        38.15%
Year ended 10/31/06                   20.2          17,580      2.12          (1.66)         83.72
Year ended 10/31/05                   24.0           5,106      2.37          (1.95)        104.30
Year ended 10/31/04                    4.9           4,669      2.44          (2.21)        128.79
Year ended 10/31/03                   38.1           4,999      2.56          (2.32)        139.28
Year ended 10/31/02                  (20.2)          3,209      2.49          (2.27)        132.35

ALGER BALANCED FUND
----------------------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)         7.7%      $  31,980      1.34%(iv)      1.31%         90.13%
Year ended 10/31/06                    5.3          43,224      1.32           1.15         271.30
Year ended 10/31/05                   10.4          53,415      1.31           1.15         218.75
Year ended 10/31/04                    2.5          68,646      1.26           0.52         167.72
Year ended 10/31/03                   16.3          79,387      1.31           0.80         174.97
Year ended 10/31/02                  (12.2)         78,167      1.28           1.53         203.96
----------------------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)         7.3%      $  58,509      2.10%(iv)      0.55%         90.13%
Year ended 10/31/06                    4.5          67,170      2.07           0.40         271.30
Year ended 10/31/05                    9.6          86,647      2.06           0.41         218.75
Year ended 10/31/04                    1.7         114,387      2.01          (0.23)        167.72
Year ended 10/31/03                   15.5         143,765      2.06           0.05         174.97
Year ended 10/31/02                  (12.9)        137,070      2.03           0.78         203.96

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                    INCOME FROM
                                                              INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
                                                                 NET
                                                               REALIZED
                                                                 AND
                                  NET ASSET        NET        UNREALIZED      TOTAL        DIVIDENDS    DISTRIBUTIONS
                                    VALUE,     INVESTMENT        GAIN          FROM        FROM NET         FROM
                                  BEGINNING      INCOME       (LOSS) ON     INVESTMENT    INVESTMENT    NET REALIZED
                                  OF PERIOD    (LOSS) (i)    INVESTMENTS    OPERATIONS      INCOME          GAINS
----------------------------------------------------------------------------------------------------------------------
ALGER BALANCED FUND (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)     $ 20.75      $  0.06        $  1.46        $  1.52      $ (0.13)        $    --
Year ended 10/31/06                  19.90         0.08           0.82           0.90        (0.05)             --
Year ended 10/31/05                  18.21         0.08           1.66           1.74        (0.05)             --
Year ended 10/31/04                  17.93        (0.04)          0.35           0.31        (0.03)             --
Year ended 10/31/03                  15.68         0.01           2.39           2.40        (0.15)             --
Year ended 10/31/02                  18.24         0.14          (2.45)         (2.31)       (0.25)             --
----------------------------------------------------------------------------------------------------------------------

ALGER MIDCAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)     $  8.93      $ (0.03)       $  1.38        $  1.35       $   --         $ (0.96)
Year ended 10/31/06                   9.15        (0.07)          0.85           0.78           --           (1.00)
Year ended 10/31/05                   7.89        (0.08)          1.34           1.26           --              --
Year ended 10/31/04                   7.57        (0.08)          0.40           0.32           --              --
Year ended 10/31/03                   5.48        (0.07)          2.16           2.09           --              --
Year ended 10/31/02                   6.92        (0.07)         (1.37)         (1.44)          --              --
----------------------------------------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)     $  8.09      $ (0.06)       $  1.24        $  1.18       $   --         $ (0.96)
Year ended 10/31/06                   8.43        (0.12)          0.78           0.66           --           (1.00)
Year ended 10/31/05                   7.33        (0.14)          1.24           1.10           --              --
Year ended 10/31/04                   7.08        (0.13)          0.38           0.25           --              --
Year ended 10/31/03                   5.17        (0.11)          2.02           1.91           --              --
Year ended 10/31/02                   6.58        (0.11)         (1.30)         (1.41)          --              --
----------------------------------------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)     $  8.07      $ (0.06)       $  1.24        $  1.18       $   --         $ (0.96)
Year ended 10/31/06                   8.41        (0.12)          0.78           0.66           --           (1.00)
Year ended 10/31/05                   7.31        (0.14)          1.24           1.10           --              --
Year ended 10/31/04                   7.06        (0.13)          0.38           0.25           --              --
Year ended 10/31/03                   5.16        (0.11)          2.01           1.90           --              --
Year ended 10/31/02                   6.56        (0.11)         (1.29)         (1.40)          --              --

(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(iii) UNAUDITED. RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(iv)  AMOUNT HAS BEEN REDUCED BY 0.07% DUE TO EXPENSE REIMBURSEMENT.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -78-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         RATIO OF
                                                                                NET       RATIO OF          NET
                                                     NET                      ASSETS,     EXPENSES      INVESTMENT
                                                    ASSET                      END OF        TO           INCOME
                                                    VALUE,                     PERIOD      AVERAGE       (LOSS) TO    PORTFOLIO
                                      TOTAL         END OF       TOTAL         (000'S        NET          AVERAGE      TURNOVER
                                  DISTRIBUTIONS     PERIOD    RETURN (ii)     OMITTED)     ASSETS       NET ASSETS       RATE
--------------------------------------------------------------------------------------------------------------------------------
ALGER BALANCED FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)       $ (0.13)      $ 22.14         7.3%      $  16,672      2.10%(iv)      0.55%         90.13%
Year ended 10/31/06                    (0.05)        20.75         4.5          22,357      2.07           0.41         271.30
Year ended 10/31/05                    (0.05)        19.90         9.5          25,421      2.06           0.42         218.75
Year ended 10/31/04                    (0.03)        18.21         1.7          34,840      2.01          (0.23)        167.72
Year ended 10/31/03                    (0.15)        17.93        15.4          44,801      2.06           0.05         174.97
Year ended 10/31/02                    (0.25)        15.68       (12.9)         45,516      2.03           0.78         203.96
--------------------------------------------------------------------------------------------------------------------------------

ALGER MIDCAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)       $ (0.96)      $  9.32        16.1%      $ 329,783      1.40%         (0.63)%       173.37%
Year ended 10/31/06                    (1.00)         8.93         8.9         318,934      1.23          (0.77)        272.41
Year ended 10/31/05                       --          9.15        16.0         318,423      1.36          (0.96)        239.32
Year ended 10/31/04                       --          7.89         4.2         276,076      1.34          (1.08)        210.18
Year ended 10/31/03                       --          7.57        38.1         231,711      1.45          (1.16)        238.17
Year ended 10/31/02                       --          5.48       (20.8)        133,113      1.41          (1.05)        324.69
--------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)       $ (0.96)      $  8.31        15.7%      $ 206,455      2.15%         (1.38)%       173.37%
Year ended 10/31/06                    (1.00)         8.09         8.2         212,286      1.98          (1.52)        272.41
Year ended 10/31/05                       --          8.43        15.0         260,986      2.11          (1.71)        239.32
Year ended 10/31/04                       --          7.33         3.5         276,982      2.09          (1.83)        210.18
Year ended 10/31/03                       --          7.08        36.9         326,015      2.20          (1.92)        238.17
Year ended 10/31/02                       --          5.17       (21.4)        247,201      2.15          (1.80)        324.69
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)       $ (0.96)      $  8.29        15.7%      $  69,914      2.15%         (1.38)%       173.37%
Year ended 10/31/06                    (1.00)         8.07         8.2          69,063      1.98          (1.52)        272.41
Year ended 10/31/05                       --          8.41        15.1          72,985      2.11          (1.71)        239.32
Year ended 10/31/04                       --          7.31         3.5          70,677      2.09          (1.83)        210.18
Year ended 10/31/03                       --          7.06        36.8          62,627      2.20          (1.92)        238.17
Year ended 10/31/02                       --          5.16       (21.3)         46,238      2.16          (1.80)        324.69

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                      INCOME FROM
                                                 INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------
                                                                 NET
                                                               REALIZED
                                                                 AND
                                  NET ASSET       NET         UNREALIZED      TOTAL
                                   VALUE,      INVESTMENT        GAIN          FROM
                                  BEGINNING      INCOME       (LOSS) ON     INVESTMENT
                                  OF PERIOD    (LOSS) (i)    INVESTMENTS    OPERATIONS
---------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION FUND
---------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)     $ 11.05      $ (0.03)       $  1.87       $  1.84
Year ended 10/31/06                   9.27        (0.06)          1.84          1.78
Year ended 10/31/05                   7.71        (0.04)          1.60          1.56
Year ended 10/31/04                   7.74        (0.10)          0.07         (0.03)
Year ended 10/31/03                   6.23        (0.07)          1.58          1.51
Year ended 10/31/02                   8.21        (0.08)         (1.90)        (1.98)
---------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)     $ 10.20      $ (0.07)       $  1.73       $  1.66
Year ended 10/31/06                   8.62        (0.12)          1.70          1.58
Year ended 10/31/05                   7.23        (0.09)          1.48          1.39
Year ended 10/31/04                   7.31        (0.15)          0.07         (0.08)
Year ended 10/31/03                   5.93        (0.11)          1.49          1.38
Year ended 10/31/02                   7.88        (0.14)         (1.81)        (1.95)
---------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)     $ 10.19      $ (0.07)       $  1.73       $  1.66
Year ended 10/31/06                   8.61        (0.12)          1.70          1.58
Year ended 10/31/05                   7.22        (0.09)          1.48          1.39
Year ended 10/31/04                   7.31        (0.10)          0.01         (0.09)
Year ended 10/31/03                   5.93        (0.11)          1.49          1.38
Year ended 10/31/02                   7.87        (0.14)         (1.80)        (1.94)
---------------------------------------------------------------------------------------

(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(iii) UNAUDITED. RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -80-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
                                                                                      RATIO OF
                                                               NET       RATIO OF        NET
                                    NET                      ASSETS,     EXPENSES    INVESTMENT
                                   ASSET                      END OF        TO         INCOME
                                   VALUE,                     PERIOD      AVERAGE     (LOSS) TO    PORTFOLIO
                                   END OF       TOTAL         (000'S        NET        AVERAGE     TURNOVER
                                   PERIOD    RETURN (ii)     OMITTED)     ASSETS     NET ASSETS      RATE
-------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION FUND
-------------------------------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)    $ 12.89        16.7%      $ 204,646      1.54%       (0.56)%       138.74%
Year ended 10/31/06                 11.05        19.2         152,808      1.39        (0.57)        223.23
Year ended 10/31/05                  9.27        20.2         128,816      1.63        (0.44)        144.61
Year ended 10/31/04                  7.71        (0.4)        121,341      1.58        (1.23)        157.23
Year ended 10/31/03                  7.74        24.2         112,031      1.70        (1.06)        202.81
Year ended 10/31/02                  6.23       (24.1)         97,962      1.53        (1.06)        174.83
-------------------------------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)    $ 11.86        16.3%      $ 183,800      2.28%       (1.32)%       138.74%
Year ended 10/31/06                 10.20        18.3         179,706      2.14        (1.31)        223.23
Year ended 10/31/05                  8.62        19.2         192,976      2.37        (1.15)        144.61
Year ended 10/31/04                  7.23        (1.1)        228,646      2.33        (1.97)        157.23
Year ended 10/31/03                  7.31        23.3         324,292      2.45        (1.82)        202.81
Year ended 10/31/02                  5.93       (24.8)        342,592      2.28        (1.82)        174.83
-------------------------------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)    $ 11.85        16.3%      $  45,887      2.28%       (1.30)%       138.74%
Year ended 10/31/06                 10.19        18.4          34,933      2.14        (1.31)        223.23
Year ended 10/31/05                  8.61        19.3          33,643      2.37        (1.13)        144.61
Year ended 10/31/04                  7.22        (1.2)         41,595      2.33        (1.98)        157.23
Year ended 10/31/03                  7.31        23.3          54,273      2.45        (1.81)        202.81
Year ended 10/31/02                  5.93       (24.7)         53,936      2.28        (1.82)        174.83
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                        INCOME FROM
                                                   INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------
                                                                  NET
                                                               REALIZED
                                                                  AND
                                     NET ASSET      NET       UNREALIZED      TOTAL
                                      VALUE,     INVESTMENT      GAIN          FROM
                                     BEGINNING     INCOME      (LOSS) ON    INVESTMENT
                                     OF PERIOD   (LOSS) (i)   INVESTMENTS   OPERATIONS
---------------------------------------------------------------------------------------
ALGER HEALTH SCIENCES FUND
---------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)(ix)    $ 18.17     $ (0.04)      $  1.26      $  1.22
Year ended 10/31/06                     16.24       (0.07)         2.35         2.28
Year ended 10/31/05                     13.29       (0.11)         3.76         3.65
Year ended 10/31/04                     11.91       (0.14)         1.75         1.61
Year ended 10/31/03                      9.29       (0.20)         2.82         2.62
From 5/1/02 (commencement of
   operations) to 10/31/2002 (iii)      10.00       (0.06)        (0.65)       (0.71)
---------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)(ix)    $ 17.56     $ (0.10)      $  1.22      $  1.12
Year ended 10/31/06                     15.83       (0.19)         2.27         2.08
Year ended 10/31/05                     13.05       (0.22)         3.70         3.48
Year ended 10/31/04                     11.78       (0.24)         1.74         1.50
Year ended 10/31/03                      9.26       (0.28)         2.80         2.52
From 5/1/02 (commencement of
   operations) to 10/31/2002 (iii)      10.00       (0.10)        (0.64)       (0.74)
---------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)(ix)    $ 17.56     $ (0.10)      $  1.21      $  1.11
Year ended 10/31/06                     15.82       (0.19)         2.28         2.09
Year ended 10/31/05                     13.05       (0.22)         3.69         3.47
Year ended 10/31/04                     11.78       (0.24)         1.74         1.50
Year ended 10/31/03                      9.26       (0.29)         2.81         2.52
From 5/1/02 (commencement of
   operations) to 10/31/2002 (iii)      10.00       (0.10)        (0.64)       (0.74)
---------------------------------------------------------------------------------------

(i)    AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
       PERIOD.

(ii)   DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(iii)  RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(iv)   AMOUNT HAS BEEN REDUCED BY 0.14% DUE TO EXPENSE REIMBURSEMENTS.

(v)    AMOUNT HAS BEEN REDUCED BY 0.03% DUE TO EXPENSE REIMBURSEMENTS.

(vi)   AMOUNT HAS BEEN REDUCED BY 0.15% DUE TO EXPENSE REIMBURSEMENTS.

(vii)  AMOUNT HAS BEEN REDUCED BY 0.02% DUE TO EXPENSE REIMBURSEMENTS.

(viii) AMOUNT HAS BEEN REDUCED BY 0.04% DUE TO EXPENSE REIMBURSEMENTS.

(ix)   UNAUDITED.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -82-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
                                                                                                       RATIO OF
                                                                                NET      RATIO OF         NET
                                                        NET                   ASSETS,    EXPENSES      INVESTMENT
                                     DISTRIBUTIONS     ASSET                   END OF       TO           INCOME
                                         FROM         VALUE,                   PERIOD     AVERAGE      (LOSS) TO    PORTFOLIO
                                     NET REALIZED     END OF      TOTAL        (000'S       NET         AVERAGE     TURNOVER
                                         GAINS        PERIOD   RETURN (ii)    OMITTED)    ASSETS       NET ASSETS     RATE
------------------------------------------------------------------------------------------------------------------------------
ALGER HEALTH SCIENCES FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)(ix)      $ (0.87)     $ 18.52       7.1%      $ 140,815     1.38%         (0.43)%       86.59%
Year ended 10/31/06                       (0.35)       18.17      14.3         116,165     1.35          (0.40)       168.87
Year ended 10/31/05                       (0.70)       16.24      28.3          50,581     1.50(v)       (0.77)       127.78
Year ended 10/31/04                       (0.23)       13.29      13.7          15,106     1.55(iv)      (1.04)       202.79
Year ended 10/31/03                          --        11.91      28.2           8,594     2.36          (1.80)       246.96
From 5/1/02 (commencement of
   operations) to 10/31/2002 (iii)           --         9.29      (7.1)            712     2.15          (1.43)       135.82
------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)(ix)      $ (0.87)     $ 17.81       6.7%      $  21,094     2.12%         (1.17)%       86.59%
Year ended 10/31/06                       (0.35)       17.56      13.3          22,995     2.10          (1.15)       168.87
Year ended 10/31/05                       (0.70)       15.83      27.5          16,244     2.25(vii)     (1.52)       127.78
Year ended 10/31/04                       (0.23)       13.05      12.9           7,939     2.29(iv)      (1.78)       202.79
Year ended 10/31/03                          --        11.78      27.2           3,620     3.22          (2.63)       246.96
From 5/1/02 (commencement of
   operations) to 10/31/2002 (iii)           --         9.26      (7.4)            325     2.91          (2.18)       135.82
------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)(ix)      $ (0.87)     $ 17.80       6.7%      $  49,801     2.12%         (1.17)%       86.59%
Year ended 10/31/06                       (0.35)       17.56      13.4          45,947     2.11(ix)      (1.15)       168.87
Year ended 10/31/05                       (0.70)       15.82      27.4          25,251     2.25(viii)    (1.52)       127.78
Year ended 10/31/04                       (0.23)       13.05      12.9           3,740     2.29(vi)      (1.78)       202.79
Year ended 10/31/03                          --        11.78      27.2           1,357     3.30          (2.69)       246.96
From 5/1/02 (commencement of
   operations) to 10/31/2002 (iii)           --         9.26      (7.4)            309     2.90          (2.17)       135.82
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                            INCOME FROM
                                                      INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------
                                                                     NET
                                                                   REALIZED
                                                                     AND
                                        NET ASSET      NET        UNREALIZED     TOTAL
                                          VALUE,    INVESTMENT       GAIN         FROM
                                        BEGINNING     INCOME      (LOSS) ON    INVESTMENT
                                        OF PERIOD   (LOSS) (i)   INVESTMENTS   OPERATIONS
------------------------------------------------------------------------------------------
ALGER SMALLCAP AND MIDCAP GROWTH FUND
------------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)(xi)       $ 13.92     $ (0.05)      $  2.05       $  2.00
Year ended 10/31/06                        12.23       (0.14)         2.58          2.44
Year ended 10/31/05                        10.46       (0.13)         2.71          2.58
Year ended 10/31/04                         9.97       (0.13)         0.62          0.49
Year ended 10/31/03                         7.65       (0.09)         2.41          2.32
From 5/8/02 (commencement of
   operations) to 10/31/2002 (iii)         10.00       (0.01)        (2.34)        (2.35)
------------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)(xi)       $ 13.44     $ (0.10)      $  1.98       $  1.88
Year ended 10/31/06                        11.92       (0.23)         2.50          2.27
Year ended 10/31/05                        10.27       (0.20)         2.66          2.46
Year ended 10/31/04                         9.87       (0.20)         0.60          0.40
Year ended 10/31/03                         7.63       (0.16)         2.40          2.24
From 5/8/02 (commencement of
   operations) to 10/31/2002 (iii)         10.00       (0.09)        (2.28)        (2.37)
------------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)(xi)       $ 13.45     $ (0.10)      $  1.98       $  1.88
Year ended 10/31/06                        11.92       (0.23)         2.51          2.28
Year ended 10/31/05                        10.27       (0.20)         2.66          2.46
Year ended 10/31/04                         9.86       (0.20)         0.61          0.41
Year ended 10/31/03                         7.63       (0.16)         2.39          2.23
From 5/8/02 (commencement of
   operations) to 10/31/2002 (iii)         10.00       (0.09)        (2.28)        (2.37)
------------------------------------------------------------------------------------------

(i)    AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
       PERIOD.

(ii)   DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(iii)  RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(iv)   AMOUNT HAS BEEN REDUCED BY 0.18% DUE TO EXPENSE REIMBURSEMENTS.

(v)    AMOUNT HAS BEEN REDUCED BY 0.17% DUE TO EXPENSE REIMBURSEMENTS.

(vi)   AMOUNT HAS BEEN REDUCED BY 0.14% DUE TO EXPENSE REIMBURSEMENTS.

(vii)  AMOUNT HAS BEEN REDUCED BY 0.18% DUE TO EXPENSE REIMBURSEMENTS.

(viii) AMOUNT HAS BEEN REDUCED BY 0.15% DUE TO EXPENSE REIMBURSEMENTS.

(ix)   AMOUNT HAS BEEN REDUCED BY 0.17% DUE TO EXPENSE REIMBURSEMENTS.

(x)    AMOUNT HAS BEEN REDUCED BY 0.16% DUE TO EXPENSE REIMBURSEMENTS.

(xi)   UNAUDITED.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -84-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         RATIO OF
                                                                                   NET     RATIO OF        NET
                                                           NET                   ASSETS,   EXPENSES     INVESTMENT
                                        DISTRIBUTIONS     ASSET                   END OF      TO          INCOME
                                            FROM         VALUE,                   PERIOD    AVERAGE     (LOSS) TO    PORTFOLIO
                                        NET REALIZED     END OF      TOTAL        (000'S      NET        AVERAGE     TURNOVER
                                            GAINS        PERIOD   RETURN (ii)    OMITTED)   ASSETS      NET ASSETS     RATE
-------------------------------------------------------------------------------------------------------------------------------
ALGER SMALLCAP AND MIDCAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)(xi)         $ (0.69)     $ 15.23      14.9%      $ 61,091     1.44%        (0.78)%      40.73%
Year ended 10/31/06                          (0.75)       13.92      20.8         33,419     1.50(iv)     (1.02)       80.64
Year ended 10/31/05                          (0.81)       12.23      25.7         14,389     1.50(v)      (1.13)       80.54
Year ended 10/31/04                             --        10.46       4.9         10,827     1.53(vi)     (1.21)      101.16
Year ended 10/31/03                             --         9.97      30.3          9,932     1.58         (1.06)       83.67
From 5/8/02 (commencement of
   operations) to 10/31/2002 (iii)              --         7.65     (23.5)         7,775     1.89         (1.57)       34.09
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six Months ended 4/30/07 (iii)(xi)         $ (0.69)     $ 14.63      14.6%      $ 10,188     2.19%        (1.55)%      40.73%
Year ended 10/31/06                          (0.75)       13.44      19.8          7,251     2.25(vii)    (1.77)       80.64
Year ended 10/31/05                          (0.81)       11.92      25.0          3,262     2.25(v)      (1.88)       80.54
Year ended 10/31/04                             --        10.27       4.1          2,291     2.27(vii)    (1.95)      101.16
Year ended 10/31/03                             --         9.87      29.4          1,205     2.37         (1.87)       83.67
From 5/8/02 (commencement of
   operations) to 10/31/2002 (iii)              --         7.63     (23.7)           269     2.64         (2.32)       34.09
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six Months ended 4/30/07 (iii)(xi)         $ (0.69)     $ 14.64      14.5%      $ 21,428     2.20%         1.53%       40.73%
Year ended 10/31/06                          (0.75)       13.45      19.9         11,940     2.25(ix)     (1.79)       80.64
Year ended 10/31/05                          (0.81)       11.92      25.0          1,960     2.25(x)      (1.88)       80.54
Year ended 10/31/04                             --        10.27       4.2          1,345     2.28(viii)   (1.95)      101.16
Year ended 10/31/03                             --         9.86      29.2            969     2.38         (1.86)       83.67
From 5/8/02 (commencement of
   operations) to 10/31/2002 (iii)              --         7.63     (23.7)           254     2.64         (2.32)       34.09
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                           INCOME FROM
                                                      INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------
                                                                         NET
                                                                      REALIZED
                                                                         AND
                                      NET ASSET                      UNREALIZED       TOTAL
                                        VALUE,           NET             GAIN         FROM
                                      BEGINNING      INVESTMENT       (LOSS) ON    INVESTMENT
                                      OF PERIOD   INCOME (LOSS)(i)   INVESTMENTS   OPERATIONS
----------------------------------------------------------------------------------------------
ALGER CORE FIXED-INCOME FUND
----------------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)(vii)    $  9.96        $   0.22         $  0.04      $   0.26
From 3/1/06 (commencement of
   operations) to 10/31/06 (iii)         10.00            0.29           (0.03)         0.26
CLASS B
Six Months ended 4/30/07 (iii)(vii)    $  9.95        $   0.18         $  0.04      $   0.22
From 3/1/06 (commencement of
   operations) to 10/31/06 (iii)         10.00            0.23           (0.02)         0.21
CLASS C
Six Months ended 4/30/07 (iii)(vii)    $  9.96        $   0.18         $  0.03      $   0.21
From 3/1/06 (commencement of
   operations) to 10/31/06 (iii)         10.00            0.21            0.01          0.22
----------------------------------------------------------------------------------------------

ALGER MONEY MARKET FUND
----------------------------------------------------------------------------------------------
Six months ended 4/30/07(iii)(vii)     $  1.00        $ 0.0213          $   --      $ 0.0213
Year ended 10/31/06                       1.00          0.0374              --        0.0374
Year ended 10/31/05                       1.00          0.0188              --        0.0188
Year ended 10/31/04                       1.00          0.0039              --        0.0039
Year ended 10/31/03                       1.00          0.0033              --        0.0033
Year ended 10/31/02                       1.00          0.0097              --        0.0097

(i)    AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
       PERIOD.

(ii)   DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(iii)  RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(iv)   AMOUNT HAS BEEN REDUCED BY 2.76% DUE TO EXPENSE REIMBURSEMENTS.

(v)    AMOUNT HAS BEEN REDUCED BY 3.03% DUE TO EXPENSE REIMBURSEMENT.

(vi)   AMOUNT HAS BEEN REDUCED BY 3.09% DUE TO EXPENSE REIMBURSEMENT.

(vii)  UNAUDITED.

(viii) AMOUNT HAS BEEN REDUCED BY 2.13% DUE TO EXPENSE REIMBURSEMENTS.

(ix)   AMOUNT HAS BEEN REDUCED BY 1.88% DUE TO EXPENSE REIMBURSEMENTS.

(x)    AMOUNT HAS BEEN REDUCED BY 2.14% DUE TO EXPENSE REIMBURSEMENTS.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -86-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
                                                                                                      RATIO OF
                                                                              NET      RATIO OF          NET
                                                      NET                   ASSETS,    EXPENSES      INVESTMENT
                                       DIVIDENDS     ASSET                   END OF       TO           INCOME
                                       FROM NET     VALUE,                   PERIOD    AVERAGE           TO       PORTFOLIO
                                      INVESTMENT    END OF      TOTAL        (000'S      NET           AVERAGE    TURNOVER
                                        INCOME      PERIOD   RETURN (ii)    OMITTED)    ASSETS       NET ASSETS     RATE
----------------------------------------------------------------------------------------------------------------------------
ALGER CORE FIXED-INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months ended 4/30/07 (iii)(vii)   $   (0.22)   $ 10.00       2.6%      $   2,192     1.00%(viii)    4.34%       99.61%
From 3/1/06 (commencement of
   operations) to 10/31/06 (iii)          (0.30)      9.96       2.6           2,916     1.00(iv)       4.22       171.22

CLASS B
Six Months ended 4/30/07 (iii)(vii)   $   (0.18)   $  9.99       2.3%      $     602     1.75%(ix)      3.54%       99.61%
From 3/1/06 (commencement of
   operations) to 10/31/06 (iii)          (0.26)      9.95       2.1             315     1.75(v)        3.68       171.22

CLASS C
Six Months ended 4/30/07 (iii)(vii)   $   (0.18)   $  9.99       2.3%      $     436     1.75%(x)       3.57%       99.61%
From 3/1/06 (commencement of
   operations) to 10/31/06 (iii)          (0.26)      9.96       2.1             424     1.75(vi)       3.71       171.22
----------------------------------------------------------------------------------------------------------------------------

ALGER MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
Six months ended 4/30/07(iii)(vii)    $ (0.0213)   $  1.00       2.1%      $  53,860     0.86%          4.32%          --%
Year ended 10/31/06                     (0.0374)      1.00       3.8          55,068     0.90           3.78           --
Year ended 10/31/05                     (0.0188)      1.00       1.9          61,570     0.90           1.84           --
Year ended 10/31/04                     (0.0039)      1.00       0.4          80,528     0.77           0.37           --
Year ended 10/31/03                     (0.0033)      1.00       0.3         115,935     0.82           0.34           --
Year ended 10/31/02                     (0.0097)      1.00       1.0         330,213     0.79           0.99           --

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL:
--------------------------------------------------------------------------------

The Alger Funds (the "Trust") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in nine funds--LargeCap Growth Fund, SmallCap Growth Fund, Balanced Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund, SmallCap and MidCap Growth Fund, Core Fixed-Income Fund and Money Market Fund (collectively, the "Funds" or individually, each a "Fund"). The LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund and SmallCap and MidCap Growth Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Fund's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Core Fixed-Income Fund's investment objective is current income consistent with the preservation of capital value, which it seeks by investing in fixed-income securities. The Money Market Fund's investment objective is high current income which it seeks to achieve by investing in short-term instruments.

Each Fund, other than the Money Market Fund, offers Class A, Class B and Class C shares. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

(a) Investment Valuation: Investments of the Funds, other than the Money Market Fund, are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

The investments of the Money Market Fund, and short-term securities held by the other Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2007 the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

(b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) Foreign Currency Translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(c) Repurchase Agreements: The Funds may enter into repurchase agreements with institutions approved by the Board of Trustees. The repurchase agreements are collateralized by U.S. Government and agency securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

exceeds the agreed-upon repurchase price to be repaid to the Fund. Additional collateral is obtained when necessary.

(d) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. Purchasing call and put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(e) Lending of Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund's total assets, as defined. The Funds earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. There were no securities on loan during the six months ended April 30, 2007.

(f) Dividends to Shareholders: Dividends payable to shareholders are recorded on the ex-dividend date.

The Money Market Fund declares dividends daily from net investment income; the Core Fixed-Income Fund declares dividends monthly from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Funds are declared and paid annually.

With respect to all Funds, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Each class is treated separately in determining the amounts of dividends of net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and premium/discount of debt securities. The reclassifications had no impact on the net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

(g) Federal Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

(h) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, other than the Money Market Fund, are allocated among the Fund's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class B and Class C shares.

(i) Indemnification: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(j) Other: These financial statements have been prepared in accordance with U.S. generally accepted accounting principles, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3 -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

(a) Investment Advisory and Administration Fees: Fees incurred by each Fund, pursuant to the provisions of its Investment Advisory Agreement and Administration Agreement with Fred Alger Management, Inc. (Alger Management), are payable monthly and computed based on the value of the average daily net assets of each Fund, at the following rates:

                                              ADVISORY FEE    ADMINISTRATION FEE
--------------------------------------------------------------------------------
LargeCap Growth Fund                              .710%              .04%
--------------------------------------------------------------------------------
SmallCap Growth Fund                              .810               .04
--------------------------------------------------------------------------------
Balanced Fund                                     .710               .04
--------------------------------------------------------------------------------
MidCap Growth Fund                                .760               .04
--------------------------------------------------------------------------------
Capital Appreciation Fund                         .810               .04
--------------------------------------------------------------------------------
Health Sciences Fund                              .810               .04
--------------------------------------------------------------------------------
SmallCap and MidCap Growth Fund                   .810               .04
--------------------------------------------------------------------------------
Core Fixed-Income Fund                            .335               .04
--------------------------------------------------------------------------------
Money Market Fund                                 .460               .04
--------------------------------------------------------------------------------

Prior to September 12, 2006, Alger Management provided both advisory services and administrative services to each Fund pursuant to a separate investment management agreement with each Fund.

Alger Management has established an expense cap for the SmallCap and MidCap Growth Fund effective March 1, 2004 and the Core Fixed-Income Fund effective March 1, 2006. Alger Management will reimburse these Funds if annualized operating expenses exceed 1.50% of average daily net assets for Class A shares and 2.25% of average daily net assets for Class B and Class C shares, for the SmallCap and MidCap Growth Fund; and 1.00% of average daily net assets for Class A and 1.75% of average daily net assets for Class B and Class C for the Core Fixed-Income Fund. Alger Management has contractually agreed to extend each expense cap through February 28, 2008. As part of the settlement with the New York Attorney General (see Note 8--Litigation) Alger Management has agreed to reduce its advisory fee through November 30, 2011, to 0.62% for the Alger Balanced Fund. For the period ended April 30, 2007, Alger Management reimbursed the Balanced Fund, SmallCap and MidCap Growth Fund and the Core Fixed-Income Fund, $42,005, $0 and $35,864, respectively.

(b) Distribution Fees: Class A Shares: Effective March 1, 2007, the Class A shares of each Fund adopted a distribution plan pursuant to which each Fund pays Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor" or "Alger Inc.") and an affiliate of Alger Management, a fee at the annual rate of ..25% of the respective average daily net assets of the Class A shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class A shares. Fees charged may be more or less than the expenses incurred by the Distributor.

Class B Shares: The Trust has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each Fund, other than the Money Market Fund,

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

reimburse the Distributor for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares. Through February 28, 2007, the distribution fee was not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Funds. Effective March 1, 2007, the maximum distribution fee was increased to 1%. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Funds, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 2007, such excess carried forward was approximately $16,353,000, $14,154,000, $4,048,000,
$10,982,000, $19,842,000, $1,442,000, $614,000 and $10,000 for Class B shares of the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund, and the Core Fixed-Income Fund, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of each Fund, other than the Money Market Fund, paid the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. Effective March 1, 2007, the Distribution fee was increased to 1% for all Funds except the Balanced Fund and Health Sciences Fund. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) Sales Charges: Purchases and sales of shares of the Funds, other than the Money Market Fund, may be subject to initial sales charges or contingent deferred sales charges. For the six months ended April 30, 2007, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $23,279 and $647,748, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust.

(d) Brokerage Commissions: During the six months ended April 30, 2007, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, and the SmallCap and MidCap Growth Fund paid the Distributor commissions of $597,341, $151,233, $128,640, $1,125,184, $544,504, $148,697 and $45,023, respectively, in connection with securities transactions.

(e) Shareholder Administrative Fees and Expenses: The Trust has entered into a shareholder administrative services agreement with Alger Shareholder Services, Inc. ("Alger Services") to compensate Alger Services on a per account basis for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent for the Funds ("BFDS") and other related services. During the period ended April 30, 2007, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund, the Core Fixed-Income Fund and the Money Market Fund

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

incurred fees of $68,020, $55,124, $18,591, $66,896, $91,213, $17,315, $6,528,
$129 and $11,320, respectively, for these services provided by Alger Services. In addition, during the period ended April 30, 2007, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund, the Core Fixed-Income Fund and the Money Market Fund reimbursed Alger Services $20,773, $18,544, $5,597, $29,604, $19,947, $9,883, $3,716, $149 and
$2,653, respectively, for shareholder administrative related expenses paid by Alger Services on behalf of the Funds.

(f) Shareholder Servicing Fees: The Trust has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Fund, other than the Money Market Fund, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Fund pays the Distributor a monthly fee at an annual rate equal to .25% of each Fund's average daily net assets. The shareholder servicing agreement was terminated on February 28, 2007 for all Funds except Class C shares of the Balanced Fund and Health Sciences Fund.

(g) Other Transactions With Affiliates: Certain trustees and officers of the Trust are directors and officers of Alger Management, the Distributor and Alger Services. The Trust pays each Trustee who is not affiliated with the Advisor or its affiliates an annual fee of $2,000. The Chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all funds managed by Alger Management. Additionally, each member of the audit committee receives an additional annual fee of $500 per fund. At April 30, 2007, Alger Management and its affiliates owned 639,165 shares and 167,753 shares of the SmallCap and MidCap Growth Fund and the Core Fixed-Income Fund, respectively.

NOTE 4 -- SECURITIES TRANSACTIONS:
--------------------------------------------------------------------------------

The following summarizes the securities transactions by the Trust, other than short-term securities, for the year ended April 30, 2007:

                                                   PURCHASES           SALES
--------------------------------------------------------------------------------
LargeCap Growth Fund                            $  455,909,223    $  511,572,154
--------------------------------------------------------------------------------
SmallCap Growth Fund                               266,178,583       130,680,137
--------------------------------------------------------------------------------
Balanced Fund                                      105,358,778       139,717,210
--------------------------------------------------------------------------------
MidCap Growth Fund                               1,037,335,006     1,116,470,814
--------------------------------------------------------------------------------
Capital Appreciation Fund                          547,952,581       562,871,199
--------------------------------------------------------------------------------
Health Sciences Fund                               154,258,299       195,150,298
--------------------------------------------------------------------------------
SmallCap and MidCap Growth Fund                     54,754,988        27,078,451
--------------------------------------------------------------------------------
Core Fixed-Income Fund                               3,113,076         3,274,500
--------------------------------------------------------------------------------

As of April 30, 2007, the Alger LargeCap Growth Fund and the Alger MidCap Growth Fund had portfolio securities valued at $7,182,910 and $37,534,525, respectively, segregated as collateral for written options.

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Written call and put option activity for the six months ended April 30, 2007, was as follows:
--------------------------------------------------------------------------------

                                                  NUMBER OF         PREMIUMS
                                                  CONTRACTS         RECEIVED
-------------------------------------------------------------------------------
ALGER LARGECAP GROWTH FUND
-------------------------------------------------------------------------------
   Options outstanding at
      October 31, 2006                               1,555       $     372,691
   Options written                                   6,641           1,539,283
   Options closed or expired                        (3,910)         (1,159,989)
   Options exercised                                  (590)           (108,320)
-------------------------------------------------------------------------------
   OPTIONS OUTSTANDING AT
      APRIL 30, 2007                                 3,696       $     643,665
-------------------------------------------------------------------------------
ALGER MIDCAP GROWTH FUND
-------------------------------------------------------------------------------
   Options outstanding at
      October 31, 2006                              10,430       $   1,788,254
   Options written                                  16,350           2,136,848
   Options closed or expired                       (10,382)         (1,781,918)
   Options exercised                                (2,058)           (606,972)
-------------------------------------------------------------------------------
   OPTIONS OUTSTANDING AT
      APRIL 30, 2007                                14,340       $   1,536,212
-------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION FUND
-------------------------------------------------------------------------------
   Options outstanding at
      October 31, 2006                                  --       $          --
   Options written                                   2,453             848,748
   Options exercised                                (2,453)           (848,748)
-------------------------------------------------------------------------------
   OPTIONS OUTSTANDING AT
      APRIL 30, 2007                                    --       $          --
-------------------------------------------------------------------------------

NOTE 5 -- LINES OF CREDIT:
-------------------------------------------------------------------------------

The Trust participates in committed lines of credit with other mutual funds managed by Alger Management. All borrowings have variable interest rates and are payable on demand.

With the exception of the Capital Appreciation Fund, the Health Sciences Fund and the SmallCap and MidCap Growth Fund, the Trust borrows under such lines of credit exclusively for temporary or emergency purposes. The Capital Appreciation Fund, the Health Sciences Fund and the SmallCap and MidCap Growth Fund, may each borrow under these lines up to 1/3 of the value of their assets, to purchase additional securities. To the extent the Capital Appreciation Fund, the Health Sciences Fund and the SmallCap and MidCap Growth Fund borrow under these lines, they must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2007, the Trust had the following borrowings:

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                   AVERAGE      WEIGHTED AVERAGE
                                                  BORROWING       INTEREST RATE
--------------------------------------------------------------------------------
LargeCap Growth Fund                             $   316,906          5.77%
--------------------------------------------------------------------------------
Balanced Fund                                        576,033          5.79
--------------------------------------------------------------------------------
MidCap Growth Fund                                   744,039          5.78
--------------------------------------------------------------------------------
Capital Appreciation Fund                          2,387,746          5.79
--------------------------------------------------------------------------------
SmallCap and MidCap Growth Fund                       91,359          5.76
--------------------------------------------------------------------------------
Core Fixed-Income Fund                                12,245          5.77
--------------------------------------------------------------------------------

NOTE 6 -- SHARE CAPITAL:
--------------------------------------------------------------------------------

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into ten series. Each series, other than the Money Market Fund, is divided into three separate classes. The transactions of shares of beneficial interest were as follows:

-----------------------------------------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                               APRIL 30, 2007                 OCTOBER 31, 2006
-----------------------------------------------------------------------------------------------------
                                           SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------
ALGER LARGECAP GROWTH FUND
-----------------------------------------------------------------------------------------------------
  CLASS A:
    Shares sold                           1,031,315    $  12,075,319      3,092,139    $  33,919,549
    Shares converted from Class B         1,010,965       11,784,358      1,346,439       14,689,650
    Shares redeemed                      (2,720,188)     (32,045,914)    (5,317,968)     (57,525,866)
-----------------------------------------------------------------------------------------------------
    NET DECREASE                           (677,908)   $  (8,186,237)      (879,390)   $  (8,916,667)
=====================================================================================================
  CLASS B:
    Shares sold                             607,077    $   6,460,673      1,772,746    $  17,840,462
    Shares converted to Class A          (1,102,782)     (11,784,358)    (1,460,319)     (14,689,650)
    Shares redeemed                      (2,614,040)     (28,055,475)    (5,557,777)     (55,958,370)
-----------------------------------------------------------------------------------------------------
    NET DECREASE                         (3,109,745)   $ (33,379,160)    (5,245,350)   $ (52,807,558)
=====================================================================================================
  CLASS C:
    Shares sold                             206,844    $   2,234,093        764,005    $   7,736,946
    Shares redeemed                        (572,266)      (6,142,025)      (921,858)      (9,195,757)
-----------------------------------------------------------------------------------------------------
    NET DECREASE                           (365,422)   $  (3,907,932)      (157,853)   $  (1,458,811)
=====================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                               APRIL 30, 2007                 OCTOBER 31, 2006
-----------------------------------------------------------------------------------------------------
                                           SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH FUND
-----------------------------------------------------------------------------------------------------
  CLASS A:
    Shares sold                          27,605,578    $ 186,441,922     18,475,023    $ 107,981,351
    Shares converted from Class B           576,906        3,782,607      1,768,818       10,293,683
    Shares redeemed                      (6,798,999)     (45,076,804)    (6,412,502)     (37,629,835)
-----------------------------------------------------------------------------------------------------
    NET INCREASE                         21,383,485    $ 145,147,725     13,831,339    $  80,645,199
=====================================================================================================
  CLASS B:
    Shares sold                             616,110    $   3,718,958      1,217,948    $   6,605,766
    Shares converted to Class A            (631,731)      (3,782,607)    (1,925,146)     (10,293,683)
    Shares redeemed                        (953,463)      (5,775,020)    (2,069,756)     (11,137,750)
-----------------------------------------------------------------------------------------------------
    NET DECREASE                           (969,084)   $  (5,838,669)    (2,776,954)   $ (14,825,667)
=====================================================================================================
  CLASS C:
    Shares sold                           2,831,689    $  17,298,874      2,368,142    $  12,908,036
    Shares redeemed                        (193,148)      (1,175,995)      (389,410)      (2,080,467)
-----------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)               2,638,541    $  16,122,879      1,978,732    $  10,827,569
=====================================================================================================
ALGER BALANCED FUND
-----------------------------------------------------------------------------------------------------
  CLASS A:
    Shares sold                             101,908    $   2,217,111        271,329    $   5,651,898
    Shares converted from Class B            56,346        1,224,994         63,414        1,308,574
    Dividends reinvested                     18,395          395,969         24,300          506,652
    Shares redeemed                        (796,791)     (17,218,224)      (948,272)     (19,667,910)
-----------------------------------------------------------------------------------------------------
    NET DECREASE                           (620,142)   $ (13,380,150)      (589,229)   $ (12,200,786)
=====================================================================================================
  CLASS B:
    Shares sold                              64,955    $   1,391,513        216,962    $   4,389,452
    Dividends reinvested                     13,438          284,295          8,911          182,673
    Shares converted to Class A             (57,402)      (1,224,994)       (64,746)      (1,308,574)
    Shares redeemed                        (618,233)     (13,193,711)    (1,283,208)     (25,937,982)
-----------------------------------------------------------------------------------------------------
    NET DECREASE                           (597,242)   $ (12,742,897)    (1,122,081)   $ (22,674,431)
=====================================================================================================
  CLASS C:
    Shares sold                              15,357    $     328,727         85,134    $   1,739,100
    Dividends reinvested                      4,927          105,047          2,969           61,125
    Shares redeemed                        (344,368)      (7,331,379)      (287,933)      (5,835,655)
-----------------------------------------------------------------------------------------------------
    NET DECREASE                           (324,084)   $  (6,897,605)      (199,830)   $  (4,035,430)
=====================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                               APRIL 30, 2007                 OCTOBER 31, 2006
-----------------------------------------------------------------------------------------------------
                                           SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------
ALGER MIDCAP GROWTH FUND
-----------------------------------------------------------------------------------------------------
  CLASS A:
    Shares sold                           3,863,035    $  34,355,522      9,608,514    $  85,490,186
    Shares converted from Class B           837,910        7,448,008      1,836,884       16,391,424
    Dividends Reinvested                  3,097,727       26,455,593      3,627,043       31,156,299
    Shares redeemed                      (8,139,234)     (72,278,784)   (14,173,215)    (124,690,515)
-----------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                (340,562)   $  (4,019,661)       899,226    $   8,347,394
=====================================================================================================
  CLASS B:
    Shares sold                           1,513,406    $  11,905,342      2,569,164    $  20,982,694
    Dividends Reinvested                  2,367,397       18,063,241      3,521,745       27,575,261
    Shares converted to Class A            (935,028)      (7,448,008)    (2,017,114)     (16,391,424)
    Shares redeemed                      (4,357,971)     (34,948,344)    (8,789,176)     (70,609,143)
-----------------------------------------------------------------------------------------------------
    NET DECREASE                         (1,412,196)   $ (12,427,769)    (4,715,381)   $ (38,442,612)
=====================================================================================================
  CLASS C:
    Shares sold                             804,131    $   6,272,798      1,520,524    $  12,420,232
    Dividends Reinvested                    561,661        4,274,237      1,042,599        8,142,699
    Shares redeemed                      (1,491,803)     (11,978,562)    (2,679,733)     (21,249,320)
-----------------------------------------------------------------------------------------------------
    NET DECREASE                           (126,011)   $  (1,431,527)      (116,610)   $    (686,389)
=====================================================================================================
ALGER CAPITAL APPRECIATION FUND
-----------------------------------------------------------------------------------------------------
  CLASS A:
    Shares sold                           3,150,740    $  38,659,099      2,155,695    $  21,936,699
    Shares converted from Class B           612,001        7,365,953      1,004,637       10,168,929
    Shares redeemed                      (1,721,325)     (20,784,528)    (3,230,103)     (32,874,057)
-----------------------------------------------------------------------------------------------------
    NET DECREASE                          2,041,416    $  25,240,524        (69,771)   $    (768,429)
=====================================================================================================
  CLASS B:
    Shares sold                             642,765    $   7,223,430        917,930    $   8,749,249
    Shares converted to Class A            (664,100)      (7,365,953)    (1,083,067)     (10,168,929)
    Shares redeemed                      (2,103,308)     (23,290,201)    (4,605,216)     (43,448,810)
-----------------------------------------------------------------------------------------------------
    NET DECREASE                         (2,124,643)   $ (23,432,724)    (4,770,353)   $ (44,868,490)
=====================================================================================================
  CLASS C:
    Shares sold                             785,103    $   8,851,594        329,990    $   3,138,801
    Shares redeemed                        (340,993)      (3,798,049)      (808,470)      (7,641,141)
-----------------------------------------------------------------------------------------------------
    NET DECREASE                            444,110    $   5,053,545       (478,480)   $  (4,502,340)
=====================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                              APRIL 30, 2007              OCTOBER 31, 2006
-------------------------------------------------------------------------------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
ALGER HEALTH SCIENCES FUND
-------------------------------------------------------------------------------------------------
   CLASS A:
      Shares sold                        2,363,870    $ 42,107,425     5,614,511    $ 94,667,019
      Shares converted from Class B         23,518         414,892        17,973         302,133
      Dividends reinvested                 263,528       4,522,135        93,237       1,539,352
      Shares redeemed                   (1,440,444)    (25,707,317)   (2,446,242)    (41,127,418)
-------------------------------------------------------------------------------------------------
      NET INCREASE                       1,210,472    $ 21,337,135     3,279,479    $ 55,381,086
=================================================================================================
   CLASS B:
      Shares sold                           90,796    $  1,557,571       507,772    $  8,323,858
      Dividends reinvested                  42,682         705,960        14,641         235,133
      Shares converted to Class A          (24,419)       (414,892)      (18,508)       (302,133)
      Shares redeemed                     (233,464)     (4,015,333)     (220,806)     (3,586,378)
-------------------------------------------------------------------------------------------------
      NET INCREASE                        (124,405)   $ (2,166,694)      283,099    $  4,670,480
=================================================================================================
   CLASS C:
      Shares sold                          424,486    $  7,291,332     1,344,943    $ 22,127,155
      Dividends reinvested                  84,574       1,399,848        25,825         414,753
      Shares redeemed                     (328,379)     (5,661,096)     (349,542)     (5,630,271)
-------------------------------------------------------------------------------------------------
      NET INCREASE                         180,681    $  3,030,084     1,021,226    $ 16,911,637
=================================================================================================
ALGER SMALLCAP AND MIDCAP
   GROWTH FUND
-------------------------------------------------------------------------------------------------
   CLASS A:
      Shares sold                        2,599,930    $ 37,448,564     1,575,322    $ 20,793,926
      Shares converted from Class B          6,222          87,265         5,646          74,716
      Dividends reinvested                 107,112       1,480,293        48,077         587,989
      Shares redeemed                   (1,102,943)    (16,034,248)     (404,587)     (5,281,632)
-------------------------------------------------------------------------------------------------
      NET INCREASE                       1,610,321    $ 22,981,874     1,224,458    $ 16,174,999
=================================================================================================
   CLASS B:
      Shares sold                          185,745    $  2,616,337       312,370    $  4,005,376
      Dividends reinvested                  23,843         317,349        17,794         211,565
      Shares converted to Class A           (6,449)        (87,265)       (5,813)        (74,716)
      Shares redeemed                      (46,411)       (653,188)      (58,613)       (737,362)
-------------------------------------------------------------------------------------------------
      NET INCREASE                         156,728    $  2,193,233       265,738    $  3,404,863
=================================================================================================
   CLASS C:
      Shares sold                          572,972    $  8,064,018       807,657    $ 10,312,508
      Dividends reinvested                  36,900         491,137        12,118         144,205
      Shares redeemed                      (33,871)       (468,426)      (96,266)     (1,194,473)
-------------------------------------------------------------------------------------------------
      NET INCREASE                         576,001    $  8,086,729       723,509    $  9,262,240
=================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED        FOR THE PERIOD ENDED
                                              APRIL 30, 2007              OCTOBER 31, 2006
-------------------------------------------------------------------------------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
ALGER CORE FIXED-INCOME FUND**
-------------------------------------------------------------------------------------------------
   CLASS A:
      Shares sold                           24,696    $    247,556       527,887    $  5,277,059
      Shares converted from Class B            253           2,521           399           3,949
      Dividends reinvested                   5,139          51,208        13,083         129,665
      Shares redeemed                     (103,658)     (1,027,434)     (248,509)     (2,500,000)
-------------------------------------------------------------------------------------------------
      NET INCREASE                         (73,570)   $   (726,149)      292,860    $  2,910,673
=================================================================================================
   CLASS B:
      Shares sold                           32,616    $    325,157        32,232    $    320,615
      Dividends reinvested                     641           6,384           480           4,769
      Shares converted to Class A             (253)         (2,521)         (399)         (3,949)
      Shares redeemed                       (4,521)        (43,996)         (678)         (6,740)
-------------------------------------------------------------------------------------------------
      NET INCREASE                          28,483    $    285,024        31,635    $    314,695
=================================================================================================
   CLASS C:
      Shares sold                            3,456    $     34,609        42,234    $    420,018
      Dividends reinvested                     739           7,366           376           3,737
      Shares redeemed                       (3,084)        (31,936)          (56)           (561)
-------------------------------------------------------------------------------------------------
      NET INCREASE                           1,111    $     10,039        42,554    $    423,194
=================================================================================================
ALGER MONEY MARKET FUND
-------------------------------------------------------------------------------------------------
      Shares sold                       18,747,092    $ 18,747,092    31,241,531    $ 31,268,531+
      Dividends reinvested               1,111,849       1,111,849     2,071,206       2,071,206
      Shares redeemed                  (21,066,420)    (21,066,420)  (39,842,295)    (39,842,295)
-------------------------------------------------------------------------------------------------
      NET DECREASE                      (1,207,479)   $ (1,207,479)   (6,529,558)   $ (6,502,558)
=================================================================================================

+ DOLLAR AMOUNT OF SHARES SOLD INCLUDES A REIMBURSEMENT BY ALGER MANAGEMENT OF $27,000 FOR LOSSES ON PORTFOLIO INVESTMENTS INCURRED IN PREVIOUS FISCAL YEARS.

**    INITIALLY OFFERED MARCH 1, 2006.

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 7 -- TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------

The tax character of distributions paid during the six months ended April 30, 2007 and the year ended October 31, 2006 were as follows:

                                           SIX MONTHS ENDED      YEAR ENDED
                                            APRIL 30, 2007    OCTOBER 31, 2006
-------------------------------------------------------------------------------
LARGECAP GROWTH FUND
-------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                                     --                  --
   Long-term capital gain                              --                  --
-------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                            --                  --
===============================================================================
SMALLCAP GROWTH FUND
-------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                                     --                  --
   Long-term capital gain                              --                  --
-------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                            --                  --
===============================================================================
BALANCED FUND
-------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                            $ 1,101,222         $   808,232
   Long-term capital gain                              --                  --
-------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                   $ 1,101,222         $   808,232
===============================================================================
MIDCAP GROWTH FUND
-------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                            $32,099,178         $49,398,077
   Long-term capital gain                      33,274,449          24,194,224
-------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                   $65,373,627         $73,592,301
===============================================================================
CAPITAL APPRECIATION FUND
-------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                                     --                  --
   Long-term capital gain                              --                  --
-------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                            --                  --
===============================================================================
HEALTH SCIENCES FUND
-------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                            $ 1,400,122         $ 1,970,103
   Long-term capital gain                       7,401,655             967,799
-------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                   $ 8,801,777         $ 2,937,902
===============================================================================
SMALLCAP AND MIDCAP GROWTH FUND
-------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                                     --         $   391,183
   Long-term capital gain                     $ 2,733,323             959,667
-------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                   $ 2,733,323         $ 1,350,850
===============================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                           SIX MONTHS ENDED      YEAR ENDED
                                            APRIL 30, 2007    OCTOBER 31, 2006
-------------------------------------------------------------------------------
CORE FIXED-INCOME FUND*
-------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                            $    69,354         $   138,772
   Long-term capital gain                              --                  --
-------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                   $    69,354         $   138,772
===============================================================================
MONEY MARKET FUND
-------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                            $ 1,152,567         $ 2,140,713
   Long-term capital gain                              --                  --
-------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                   $ 1,152,567         $ 2,140,713
===============================================================================

*     COMMENCED OPERATIONS MARCH 1, 2006.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

LARGECAP GROWTH FUND
-------------------------------------------------------------------------------
   Undistributed ordinary income                                           --
-------------------------------------------------------------------------------
   Undistributed long-term gain                                            --
-------------------------------------------------------------------------------
   Unrealized appreciation                                        $16,576,494
-------------------------------------------------------------------------------
SMALLCAP GROWTH FUND
-------------------------------------------------------------------------------
   Undistributed ordinary income                                           --
-------------------------------------------------------------------------------
   Undistributed long-term gain                                            --
-------------------------------------------------------------------------------
   Unrealized appreciation                                        $51,159,340
-------------------------------------------------------------------------------
BALANCED FUND
-------------------------------------------------------------------------------
   Undistributed ordinary income                                  $   902,780
-------------------------------------------------------------------------------
   Undistributed long-term gain                                            --
-------------------------------------------------------------------------------
   Unrealized appreciation                                        $ 3,207,612
-------------------------------------------------------------------------------
MIDCAP GROWTH FUND
-------------------------------------------------------------------------------
   Undistributed ordinary income                                  $31,912,710
-------------------------------------------------------------------------------
   Undistributed long-term gain                                   $33,269,004
-------------------------------------------------------------------------------
   Unrealized appreciation                                        $20,611,126
-------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
-------------------------------------------------------------------------------
   Undistributed ordinary income                                           --
-------------------------------------------------------------------------------
   Undistributed long-term gain                                            --
-------------------------------------------------------------------------------
   Unrealized appreciation                                        $25,456,187
-------------------------------------------------------------------------------
HEALTH SCIENCES FUND
-------------------------------------------------------------------------------
   Undistributed ordinary income                                  $ 1,399,894
-------------------------------------------------------------------------------
   Undistributed long-term gain                                   $ 7,401,379
-------------------------------------------------------------------------------
   Unrealized appreciation                                        $17,945,588
-------------------------------------------------------------------------------
SMALLCAP AND MIDCAP GROWTH FUND
-------------------------------------------------------------------------------
   Undistributed ordinary income                                           --
-------------------------------------------------------------------------------
   Undistributed long-term gain                                   $ 2,733,241
-------------------------------------------------------------------------------
   Unrealized appreciation                                        $ 7,501,951
-------------------------------------------------------------------------------
TECHNOLOGY FUND
-------------------------------------------------------------------------------
   Undistributed ordinary income                                           --
-------------------------------------------------------------------------------
   Undistributed long-term gain                                            --
-------------------------------------------------------------------------------
   Unrealized appreciation                                        $   173,253
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

CORE FIXED-INCOME FUND
-------------------------------------------------------------------------------
   Undistributed ordinary income                                  $         --
-------------------------------------------------------------------------------
   Undistributed long-term gain                                             --
-------------------------------------------------------------------------------
   Unrealized appreciation                                        $     38,666
-------------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------------
   Undistributed ordinary income                                         4,872
-------------------------------------------------------------------------------
   Undistributed long-term gain                                             --
-------------------------------------------------------------------------------
   Unrealized appreciation                                                  --
-------------------------------------------------------------------------------

The difference between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2006, the Funds, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

-------------------------------------------------------------------------------------------------------------
                                             EXPIRATION DATE
-------------------------------------------------------------------------------------------------------------
                                2009           2010          2011       2012   2013     2014       TOTAL
-------------------------------------------------------------------------------------------------------------
LargeCap Growth Fund        $  2,953,593   $165,962,647   $21,526,122     --    --         --   $190,442,362
-------------------------------------------------------------------------------------------------------------
SmallCap Growth Fund        $ 60,594,230   $ 30,152,501            --     --    --         --   $ 90,746,731
-------------------------------------------------------------------------------------------------------------
Balanced Fund                         --   $ 19,860,519   $ 2,892,067     --    --         --   $ 22,752,586
-------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund   $251,990,236   $204,820,909            --     --    --         --   $465,811,145
-------------------------------------------------------------------------------------------------------------
Core Fixed-Income Fund                --             --            --     --    --    $32,189   $     32,189
-------------------------------------------------------------------------------------------------------------
Money Market Fund           $    216,474             --            --   $640    --         --   $    217,114
-------------------------------------------------------------------------------------------------------------

NOTE 8 -- LITIGATION:
--------------------------------------------------------------------------------

Alger Management has responded to inquiries, document requests and/or subpoenas from various regulatory authorities, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading." On October 11, 2006, Alger Management, Alger Inc. and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007 the Securities and Exchange Commission issued an order implementing settlements reached with Alger Management and Alger Inc. As part of the settlements with the Commission and the NYAG, without admitting or denying liability, the firms paid $30 million to reimburse fund shareholders and a fine of $10 million; and agreed to certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Funds that the settlement has not adversely affected the operations of Alger Management, Alger Inc. or their affiliates, or adversely affect their ability to continue to provide services to the Funds.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC") in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered Alger Management and Alger Inc. to cease and desist from further violations of the WVUSA by engaging in the market-timing

--------------------------------------------------------------------------------
THE ALGER FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by Alger Inc. and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940, as amended, (the "Investment Company Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, including the Funds, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended, (the "1934 Act"), and Section 34(b) of the Investment Company Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed.

As a result of a series of court orders, all claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of Alger Management and/or Alger Inc., and claims under
Section 36(b) of the Investment Company Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc.

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2006 and ending April 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

                                                                                                  RATIO OF
                                                                                                EXPENSES TO
                                                                                                  AVERAGE
                                                                                 EXPENSES        NET ASSETS
                                                  BEGINNING       ENDING        PAID DURING       FOR THE
                                                   ACCOUNT        ACCOUNT     THE SIX MONTHS     SIX MONTHS
                                                    VALUE          VALUE           ENDED           ENDED
                                                 NOVEMBER 1,     APRIL 30,       APRIL 30,       APRIL 30,
                                                    2006           2007           2007(b)         2007(c)
-----------------------------------------------------------------------------------------------------------
ALGER LARGECAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------
CLASS A    Actual                                 $ 1,000.00    $ 1,105.10        $  7.20          1.38%
           Hypothetical(a)                          1,000.00      1,017.95           6.90          1.38
-----------------------------------------------------------------------------------------------------------
CLASS B    Actual                                   1,000.00      1,100.80          11.04          2.12
           Hypothetical(a)                          1,000.00      1,014.28          10.59          2.12
-----------------------------------------------------------------------------------------------------------
CLASS C    Actual                                   1,000.00      1,100.90          11.10          2.13
           Hypothetical(a)                          1,000.00      1,014.23          10.64          2.13
-----------------------------------------------------------------------------------------------------------

ALGER SMALLCAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------
CLASS A    Actual                                 $ 1,000.00    $ 1,106.20        $  7.52          1.44%
           Hypothetical(a)                          1,000.00      1,017.65           7.20          1.44
-----------------------------------------------------------------------------------------------------------
CLASS B    Actual                                   1,000.00      1,102.30          11.36          2.18
           Hypothetical(a)                          1,000.00      1,013.98          10.89          2.18
-----------------------------------------------------------------------------------------------------------
CLASS C    Actual                                   1,000.00      1,102.10          11.47          2.20
           Hypothetical(a)                          1,000.00      1,013.88          10.99          2.20
-----------------------------------------------------------------------------------------------------------

ALGER BALANCED FUND
-----------------------------------------------------------------------------------------------------------
CLASS A    Actual                                 $ 1,000.00    $ 1,077.30        $  6.90          1.34%
           Hypothetical(a)                          1,000.00      1,018.15           6.71          1.34
-----------------------------------------------------------------------------------------------------------
CLASS B    Actual                                   1,000.00      1,073.30          10.80          2.10
           Hypothetical(a)                          1,000.00      1,014.38          10.49          2.10
-----------------------------------------------------------------------------------------------------------
CLASS C    Actual                                   1,000.00      1,073.40          10.80          2.10
           Hypothetical(a)                          1,000.00      1,014.38          10.49          2.10
-----------------------------------------------------------------------------------------------------------

ALGER MIDCAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------
CLASS A    Actual                                 $ 1,000.00    $ 1,161.30        $  7.50          1.40%
           Hypothetical(a)                          1,000.00      1,017.85           7.00          1.40
-----------------------------------------------------------------------------------------------------------
CLASS B    Actual                                   1,000.00      1,156.70          11.50          2.15
           Hypothetical(a)                          1,000.00      1,014.13          10.74          2.15
-----------------------------------------------------------------------------------------------------------
CLASS C    Actual                                   1,000.00      1,157.20          11.50          2.15
           Hypothetical(a)                          1,000.00      1,014.13          10.74          2.15
-----------------------------------------------------------------------------------------------------------

ALGER CAPITAL APPRECIATION FUND
-----------------------------------------------------------------------------------------------------------
CLASS A    Actual                                 $ 1,000.00    $ 1,166.50        $  8.27          1.54%
           Hypothetical(a)                          1,000.00      1,017.16           7.70          1.54
-----------------------------------------------------------------------------------------------------------
CLASS B    Actual                                   1,000.00      1,162.70          12.23          2.28
           Hypothetical(a)                          1,000.00      1,013.49          11.38          2.28
-----------------------------------------------------------------------------------------------------------
CLASS C    Actual                                   1,000.00      1,162.90          12.23          2.28
           Hypothetical(a)                          1,000.00      1,013.49          11.38          2.28
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                  RATIO OF
                                                                                                EXPENSES TO
                                                                                                  AVERAGE
                                                                                 EXPENSES       NET ASSETS
                                                  BEGINNING        ENDING       PAID DURING       FOR THE
                                                   ACCOUNT        ACCOUNT     THE SIX MONTHS     SIX MONTHS
                                                    VALUE          VALUE           ENDED           ENDED
                                                 NOVEMBER 1,     APRIL 30,       APRIL 30,       APRIL 30,
                                                     2006           2007          2007(b)         2007(c)
-----------------------------------------------------------------------------------------------------------
ALGER HEALTH SCIENCES FUND
-----------------------------------------------------------------------------------------------------------
CLASS A    Actual                                 $ 1,000.00    $ 1,071.00        $  7.09          1.38%
           Hypothetical(a)                          1,000.00      1,017.95           6.90          1.38
-----------------------------------------------------------------------------------------------------------
CLASS B    Actual                                   1,000.00      1,067.10          10.87          2.12
           Hypothetical(a)                          1,000.00      1,014.28          10.59          2.12
-----------------------------------------------------------------------------------------------------------
CLASS C    Actual                                   1,000.00      1,067.10          10.87          2.12
           Hypothetical(a)                          1,000.00      1,014.28          10.59          2.12
-----------------------------------------------------------------------------------------------------------

ALGER SMALLCAP AND MIDCAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------
CLASS A    Actual                                 $ 1,000.00    $ 1,148.50        $  7.67          1.44%
           Hypothetical(a)                          1,000.00      1,017.65           7.20          1.44
-----------------------------------------------------------------------------------------------------------
CLASS B    Actual                                   1,000.00      1,145.50          11.65          2.19
           Hypothetical(a)                          1,000.00      1,013.93          10.94          2.19
-----------------------------------------------------------------------------------------------------------
CLASS C    Actual                                   1,000.00      1,144.60          11.70          2.20
           Hypothetical(a)                          1,000.00      1,013.88          10.99          2.20
-----------------------------------------------------------------------------------------------------------

ALGER CORE FIXED-INCOME FUND
-----------------------------------------------------------------------------------------------------------
CLASS A    Actual                                 $ 1,000.00    $ 1,026.30        $  5.02          1.00%
           Hypothetical(a)                          1,000.00      1,019.84           5.01          1.00
-----------------------------------------------------------------------------------------------------------
CLASS B    Actual                                   1,000.00      1,022.70           8.78          1.75
           Hypothetical(a)                          1,000.00      1,016.12           8.75          1.75
-----------------------------------------------------------------------------------------------------------
CLASS C    Actual                                   1,000.00      1,022.50           8.78          1.75
           Hypothetical(a)                          1,000.00      1,016.12           8.75          1.75
-----------------------------------------------------------------------------------------------------------

ALGER MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------
           Actual                                 $ 1,000.00    $ 1,021.30        $  4.31          0.86%
           Hypothetical(a)                          1,000.00      1,020.53           4.31          0.86
-----------------------------------------------------------------------------------------------------------

(a)   5% ANNUAL RETURN BEFORE EXPENSES.

(b) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF THE RESPECTIVE SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

(c)   ANNUALIZED.

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

PROXY VOTING RESULTS
--------------------------------------------------------------------------------

Special meetings of the funds' shareholders were held on January 17, 2007 and February 14, 2007. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one share held on the record date for the meeting.

PROPOSAL 1 - TO ELECT SIX TRUSTEES OF THE FUND.

HILARY M. ALGER                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                 162,177,113         97.8%
--------------------------------------------------------------------------------
   Withheld                                              3,604,852          2.2%
--------------------------------------------------------------------------------
   Total                                               165,781,965        100.0%
================================================================================

CHARLES F. BAIRD, JR.                                   # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                 162,448,459         98.0%
--------------------------------------------------------------------------------
   Withheld                                              3,333,506          2.0%
--------------------------------------------------------------------------------
   Total                                               165,781,965        100.0%
================================================================================

ROGER P. CHEEVER                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                 162,465,162         98.0%
--------------------------------------------------------------------------------
   Withheld                                              3,316,803          2.0%
--------------------------------------------------------------------------------
   Total                                               165,781,965        100.0%
================================================================================

LESTER L. COLBERT, JR.                                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                 162,394,912         98.0%
--------------------------------------------------------------------------------
   Withheld                                              3,387,053          2.0%
--------------------------------------------------------------------------------
   Total                                               165,781,965        100.0%
================================================================================

STEPHEN E. O'NEIL                                       # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                 162,316,601         98.0%
--------------------------------------------------------------------------------
   Withheld                                              3,465,364          2.0%
--------------------------------------------------------------------------------
   Total                                               165,781,965        100.0%
================================================================================

NATHAN E. SAINT-AMAND                                   # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                 162,383,692         98.0%
--------------------------------------------------------------------------------
   Withheld                                              3,398,273          2.0%
--------------------------------------------------------------------------------
   Total                                               165,781,965        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

PROPOSAL 2 - TO APPROVE AN INVESTMENT ADVISORY AGREEMENT WITH FRED ALGER
             MANAGEMENT, INC.

ALGER BALANCED FUND                                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,878,235         70.5%
--------------------------------------------------------------------------------
   Against                                                  54,411          1.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,150,278         28.2%
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

ALGER CAPITAL APPRECIATION FUND                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,680,399         73.2%
--------------------------------------------------------------------------------
   Against                                                 528,922          2.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,197,847         24.3%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

ALGER CORE FIXED-INCOME FUND                            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     297,018         83.0%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  60,956         17.0%
--------------------------------------------------------------------------------
   Total                                                   357,974        100.0%
================================================================================

ALGER HEALTH SCIENCES FUND                              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,411,437         71.3%
--------------------------------------------------------------------------------
   Against                                                  89,214          1.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,088,038         27.5%
--------------------------------------------------------------------------------
   Total                                                 7,588,689        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND                              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  22,349,283         81.8%
--------------------------------------------------------------------------------
   Against                                                 474,588          1.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,493,183         16.5%
--------------------------------------------------------------------------------
   Total                                                27,317,054        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND                                # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  32,685,136         75.8%
--------------------------------------------------------------------------------
   Against                                                 713,573          1.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               9,726,358         22.5%
--------------------------------------------------------------------------------
   Total                                                43,125,067        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER MONEY MARKET FUND                                 # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  31,039,086         82.9%
--------------------------------------------------------------------------------
   Against                                                 792,513          2.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,619,823         15.0%
--------------------------------------------------------------------------------
   Total                                                37,451,422        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND                   # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,038,479         71.7%
--------------------------------------------------------------------------------
   Against                                                  50,699          1.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 754,944         26.5%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND                              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  23,768,680         79.5%
--------------------------------------------------------------------------------
   Against                                                 570,387          1.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,541,851         18.6%
--------------------------------------------------------------------------------
   Total                                                29,880,918        100.0%
================================================================================

PROPOSAL 3 - TO APPROVE REVISIONS TO THE FUNDAMENTAL INVESTMENT POLICIES OF THE
             FUND.

ALGER BALANCED FUND - CONVERT THE FUND'S
INVESTMENT OBJECTIVE FROM FUNDAMENTAL
TO NON-FUNDAMENTAL                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,846,414         69.7%
--------------------------------------------------------------------------------
   Against                                                  69,878          1.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,166,632         28.6%
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

ALGER BALANCED FUND - REVISE THE FUNDAMENTAL
POLICY RELATING TO BORROWING MONEY                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,843,467         69.6%
--------------------------------------------------------------------------------
   Against                                                  78,487          2.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,160,970         28.4%
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

ALGER BALANCED FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO UNDERWRITING             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,854,023         70.0%
--------------------------------------------------------------------------------
   Against                                                  63,402          1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,165,499         28.5%
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER BALANCED FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO LENDING                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,845,259         69.7%
--------------------------------------------------------------------------------
   Against                                                  76,121          1.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,161,544         28.4%
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

ALGER BALANCED FUND - REVISE THE FUNDAMENTAL
POLICY RELATING TO ISSUING SENIOR SECURITIES            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,850,234         69.8%
--------------------------------------------------------------------------------
   Against                                                  69,725          1.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,162,965         28.5%
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

ALGER BALANCED FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO REAL ESTATE              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,856,710         70.0%
--------------------------------------------------------------------------------
   Against                                                  65,072          1.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,161,142         28.4%
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

ALGER BALANCED FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO COMMODITIES              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,849,471         69.8%
--------------------------------------------------------------------------------
   Against                                                  71,697          1.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,161,756         28.5%
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

ALGER BALANCED FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO CONCENTRATION            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,851,146         69.8%
--------------------------------------------------------------------------------
   Against                                                  71,694          1.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,160,084         28.4%
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

ALGER BALANCED FUND - REVISE THE FUNDAMENTAL
POLICIES RELATING TO DIVERSIFICATION                    # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,868,507         70.3%
--------------------------------------------------------------------------------
   Against                                                  58,868          1.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,155,549         28.3%
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER BALANCED FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO THE
PURCHASE OF ILLIQUID SECURITIES                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,845,026         69.7%
--------------------------------------------------------------------------------
   Against                                                  74,132          1.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,163,766         28.5%
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

ALGER BALANCED FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO BOTH
PURCHASING SECURITIES ON MARGIN
AND ENGAGING IN SHORT SALES                             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,841,163         69.6%
--------------------------------------------------------------------------------
   Against                                                  78,160          1.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,163,601         28.5%
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

ALGER BALANCED FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO INVESTMENT
IN OTHER INVESTMENT COMPANIES                           # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,845,453         69.7%
--------------------------------------------------------------------------------
   Against                                                  78,292          1.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,159,179         28.4%
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

ALGER BALANCED FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO PLEDGING ASSETS          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,840,140         69.6%
--------------------------------------------------------------------------------
   Against                                                  71,777          1.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,171,007         28.7
--------------------------------------------------------------------------------
   Total                                                 4,082,924        100.0%
================================================================================

ALGER CAPITAL APPRECIATION FUND - CONVERT
THE FUND'S INVESTMENT OBJECTIVE FROM
FUNDAMENTAL TO NON-FUNDAMENTAL                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,408,094         72.0%
--------------------------------------------------------------------------------
   Against                                                 727,360          3.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,271,714         24.6%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

--------------------------------------------------------------------------------

THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER CAPITAL APPRECIATION FUND - REVISE
THE FUNDAMENTAL POLICY RELATING TO
BORROWING MONEY                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,405,422         72.0%
--------------------------------------------------------------------------------
   Against                                                 712,348          3.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,289,398         24.7%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

ALGER CAPITAL APPRECIATION FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO UNDERWRITING             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,433,038         72.1%
--------------------------------------------------------------------------------
   Against                                                 679,898          3.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,294,232         24.7%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

ALGER CAPITAL APPRECIATION FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO LENDING                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,411,927         72.0%
--------------------------------------------------------------------------------
   Against                                                 694,471          3.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,300,770         24.8%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

ALGER CAPITAL APPRECIATION FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO ISSUING SENIOR
SECURITIES                                              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,414,888         72.0%
--------------------------------------------------------------------------------
   Against                                                 684,904          3.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,307,376         24.8%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

ALGER CAPITAL APPRECIATION FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO REAL ESTATE              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,484,580         72.3%
--------------------------------------------------------------------------------
   Against                                                 644,213          3.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,278,375         24.7%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

ALGER CAPITAL APPRECIATION FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO COMMODITIES              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,467,650         72.2%
--------------------------------------------------------------------------------
   Against                                                 658,689          3.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,280,829         24.7%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER CAPITAL APPRECIATION FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO CONCENTRATION            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,508,627         72.4%
--------------------------------------------------------------------------------
   Against                                                 615,475          2.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,283,066         24.7%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

ALGER CAPITAL APPRECIATION FUND - REVISE THE
FUNDAMENTAL POLICIES RELATING TO DIVERSIFICATION        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,461,043         72.2%
--------------------------------------------------------------------------------
   Against                                                 667,063          3.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,279,062         24.7%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

ALGER CAPITAL APPRECIATION FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO THE PURCHASE
OF ILLIQUID SECURITIES                                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,359,239         71.7%
--------------------------------------------------------------------------------
   Against                                                 762,735          3.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,285,194         24.7%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

ALGER CAPITAL APPRECIATION FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO BOTH PURCHASING
SECURITIES ON MARGIN AND ENGAGING IN SHORT SALES        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,405,876         72.0%
--------------------------------------------------------------------------------
   Against                                                 698,152          3.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,303,140         24.7%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

ALGER CAPITAL APPRECIATION FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO INVESTMENT IN
OTHER INVESTMENT COMPANIES                              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,415,055         72.0%
--------------------------------------------------------------------------------
   Against                                                 700,877          3.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,291,236         24.7%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER CAPITAL APPRECIATION FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO PLEDGING ASSETS          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  15,419,043         72.0%
--------------------------------------------------------------------------------
   Against                                                 661,231          3.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,326,894         24.9%
--------------------------------------------------------------------------------
   Total                                                21,407,168        100.0%
================================================================================

ALGER CORE FIXED-INCOME FUND - CONVERT THE
FUND'S INVESTMENT OBJECTIVE FROM FUNDAMENTAL
TO NON-FUNDAMENTAL                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     296,145         83.5%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  58,666         16.5%
--------------------------------------------------------------------------------
   Total                                                   354,811        100.0%
================================================================================

ALGER CORE FIXED-INCOME FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO BORROWING MONEY          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     296,145         83.5%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  58,666         16.5%
--------------------------------------------------------------------------------
   Total                                                   354,811        100.0%
================================================================================

ALGER CORE FIXED-INCOME FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO UNDERWRITING             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     296,145         83.5%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  58,666         16.5%
--------------------------------------------------------------------------------
   Total                                                   354,811        100.0%
================================================================================

ALGER CORE FIXED-INCOME FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO LENDING                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     296,145         83.5%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  58,666         16.5%
--------------------------------------------------------------------------------
   Total                                                   354,811        100.0%
================================================================================

ALGER CORE FIXED-INCOME FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO ISSUING
SENIOR SECURITIES                                       # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     296,145         83.5%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  58,666         16.5%
--------------------------------------------------------------------------------
   Total                                                   354,811        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER CORE FIXED-INCOME FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO REAL ESTATE              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     296,145         83.5%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  58,666         16.5%
--------------------------------------------------------------------------------
   Total                                                   354,811        100.0%
================================================================================

ALGER CORE FIXED-INCOME FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO COMMODITIES              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     296,145         83.5%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  58,666         16.5%
--------------------------------------------------------------------------------
   Total                                                   354,811        100.0%
================================================================================

ALGER CORE FIXED-INCOME FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO CONCENTRATION            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     296,145         83.5%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  58,666         16.5%
--------------------------------------------------------------------------------
   Total                                                   354,811        100.0%
================================================================================

ALGER CORE FIXED-INCOME FUND - REVISE THE
FUNDAMENTAL POLICIES RELATING TO DIVERSIFICATION        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     296,145         83.5%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  58,666         16.5%
--------------------------------------------------------------------------------
   Total                                                   354,811        100.0%
================================================================================

ALGER CORE FIXED-INCOME FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO THE PURCHASE
OF ILLIQUID SECURITIES                                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     296,145         83.5%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  58,666         16.5%
--------------------------------------------------------------------------------
   Total                                                   354,811        100.0%
================================================================================

ALGER CORE FIXED-INCOME FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO BOTH PURCHASING
SECURITIES ON MARGIN AND ENGAGING IN SHORT SALES        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     296,145         83.5%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  58,666         16.5%
--------------------------------------------------------------------------------
   Total                                                   354,811        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER CORE FIXED-INCOME FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO INVESTMENT IN
OTHER INVESTMENT COMPANIES                              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     296,145         83.5%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  58,666         16.5%
--------------------------------------------------------------------------------
   Total                                                   354,811        100.0%
================================================================================

ALGER CORE FIXED-INCOME FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO PLEDGING ASSETS          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     296,145         83.5%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  58,666         16.5%
--------------------------------------------------------------------------------
   Total                                                   354,811        100.0%
================================================================================

ALGER HEALTH SCIENCES FUND - CONVERT THE
FUND'S INVESTMENT OBJECTIVE FROM FUNDAMENTAL
TO NON-FUNDAMENTAL                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,371,079         70.8%
--------------------------------------------------------------------------------
   Against                                                 121,191          1.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,096,418         27.6%
--------------------------------------------------------------------------------
   Total                                                 7,588,688        100.0%
================================================================================

ALGER HEALTH SCIENCES FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO BORROWING MONEY          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,374,986         70.8%
--------------------------------------------------------------------------------
   Against                                                 118,978          1.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,094,724         27.6%
--------------------------------------------------------------------------------
   Total                                                 7,588,688        100.0%
================================================================================

ALGER HEALTH SCIENCES FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO UNDERWRITING             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,386,077         71.0%
--------------------------------------------------------------------------------
   Against                                                 104,736          1.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,097,875         27.6%
--------------------------------------------------------------------------------
   Total                                                 7,588,688        100.0%
================================================================================

ALGER HEALTH SCIENCES FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO LENDING                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,376,123         70.8%
--------------------------------------------------------------------------------
   Against                                                 113,515          1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,099,050         27.7%
--------------------------------------------------------------------------------
   Total                                                 7,588,688        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER HEALTH SCIENCES FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO ISSUING
SENIOR SECURITIES                                       # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,381,797         70.9%
--------------------------------------------------------------------------------
   Against                                                 113,826          1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,093,065         27.6%
--------------------------------------------------------------------------------
   Total                                                 7,588,688        100.0%
================================================================================

ALGER HEALTH SCIENCES FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO REAL ESTATE              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,382,066         70.9%
--------------------------------------------------------------------------------
   Against                                                 107,614          1.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,099,008         27.7%
--------------------------------------------------------------------------------
   Total                                                 7,588,688        100.0%
================================================================================

ALGER HEALTH SCIENCES FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO COMMODITIES              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,375,954         70.8%
--------------------------------------------------------------------------------
   Against                                                 114,012          1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,098,722         27.7%
--------------------------------------------------------------------------------
   Total                                                 7,588,688        100.0%
================================================================================

ALGER HEALTH SCIENCES FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO CONCENTRATION            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,377,901         70.9%
--------------------------------------------------------------------------------
   Against                                                 112,891          1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,097,896         27.6%
--------------------------------------------------------------------------------
   Total                                                 7,588,688        100.0%
================================================================================

ALGER HEALTH SCIENCES FUND - REVISE THE
FUNDAMENTAL POLICIES RELATING TO DIVERSIFICATION        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,385,483         71.0%
--------------------------------------------------------------------------------
   Against                                                 111,438          1.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,091,767         27.5%
--------------------------------------------------------------------------------
   Total                                                 7,588,688        100.0%
================================================================================

ALGER HEALTH SCIENCES FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO THE PURCHASE
OF ILLIQUID SECURITIES                                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,367,377         70.7%
--------------------------------------------------------------------------------
   Against                                                 119,629          1.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,101,682         27.7%
--------------------------------------------------------------------------------
   Total                                                 7,588,688        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER HEALTH SCIENCES FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO BOTH PURCHASING
SECURITIES ON MARGIN AND ENGAGING IN SHORT SALES        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,360,234         70.6%
--------------------------------------------------------------------------------
   Against                                                 128,126          1.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,100,328         27.7%
--------------------------------------------------------------------------------
   Total                                                 7,588,688        100.0%
================================================================================

ALGER HEALTH SCIENCES FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO INVESTMENT
IN OTHER INVESTMENT COMPANIES                           # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,367,593         70.7%
--------------------------------------------------------------------------------
   Against                                                 119,976          1.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,101,119         27.7%
--------------------------------------------------------------------------------
   Total                                                 7,588,688        100.0%
================================================================================

ALGER HEALTH SCIENCES FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO PLEDGING ASSETS          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,360,386         70.6%
--------------------------------------------------------------------------------
   Against                                                 125,189          1.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,103,113         27.7%
--------------------------------------------------------------------------------
   Total                                                 7,588,688        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND - CONVERT THE
FUND'S INVESTMENT OBJECTIVE FROM FUNDAMENTAL
TO NON-FUNDAMENTAL                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  17,943,400         61.3%
--------------------------------------------------------------------------------
   Against                                               7,370,936         25.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               3,966,017         13.5%
--------------------------------------------------------------------------------
   Total                                                29,280,353        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO BORROWING MONEY          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  17,919,051         61.2%
--------------------------------------------------------------------------------
   Against                                               7,381,227         25.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               3,980,075         13.6%
--------------------------------------------------------------------------------
   Total                                                29,280,353        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO UNDERWRITING             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  18,049,223         61.6%
--------------------------------------------------------------------------------
   Against                                               7,252,021         24.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               3,979,109         13.6%
--------------------------------------------------------------------------------
   Total                                                29,280,353        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER LARGECAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO LENDING                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  17,926,478         61.2%
--------------------------------------------------------------------------------
   Against                                               7,375,418         25.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               3,978,457         13.6%
--------------------------------------------------------------------------------
   Total                                                29,280,353        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO ISSUING
SENIOR SECURITIES                                       # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  17,987,010         61.4%
--------------------------------------------------------------------------------
   Against                                               7,336,309         25.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               3,957,034         13.5%
--------------------------------------------------------------------------------
   Total                                                29,280,353        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO REAL ESTATE              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  18,037,160         61.6%
--------------------------------------------------------------------------------
   Against                                               7,287,956         24.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               3,955,237         13.5%
--------------------------------------------------------------------------------
   Total                                                29,280,353        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO COMMODITIES              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  18,064,382         61.7%
--------------------------------------------------------------------------------
   Against                                               7,275,632         24.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               3,940,339         13.5%
--------------------------------------------------------------------------------
   Total                                                29,280,353        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO CONCENTRATION            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  18,041,205         61.6%
--------------------------------------------------------------------------------
   Against                                               7,233,850         24.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,005,298         13.7%
--------------------------------------------------------------------------------
   Total                                                29,280,353        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICIES RELATING TO DIVERSIFICATION        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  18,145,054         62.0%
--------------------------------------------------------------------------------
   Against                                               7,193,350         24.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               3,941,949         13.4%
--------------------------------------------------------------------------------
   Total                                                29,280,353        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER LARGECAP GROWTH FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO THE PURCHASE
OF ILLIQUID SECURITIES                                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  17,861,761         61.0%
--------------------------------------------------------------------------------
   Against                                               7,397,677         25.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,020,915         13.7%
--------------------------------------------------------------------------------
   Total                                                29,280,353        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND - REMOVE
THE FUNDAMENTAL POLICY RELATING TO BOTH
PURCHASING SECURITIES ON MARGIN AND
ENGAGING IN SHORT SALES                                 # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  17,825,114         60.9%
--------------------------------------------------------------------------------
   Against                                               7,440,441         25.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,014,798         13.7%
--------------------------------------------------------------------------------
   Total                                                29,280,353        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO INVESTMENT
IN OTHER INVESTMENT COMPANIES                           # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  17,949,698         61.3%
--------------------------------------------------------------------------------
   Against                                               7,336,313         25.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               3,994,342         13.7%
--------------------------------------------------------------------------------
   Total                                                29,280,353        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO PLEDGING ASSETS          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  17,823,014         60.9%
--------------------------------------------------------------------------------
   Against                                               7,429,689         25.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,027,650         13.7%
--------------------------------------------------------------------------------
   Total                                                29,280,353        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND - CONVERT THE
FUND'S INVESTMENT OBJECTIVE FROM FUNDAMENTAL
TO NON-FUNDAMENTAL                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  29,171,868         67.6%
--------------------------------------------------------------------------------
   Against                                               4,144,020          9.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               9,809,179         22.8%
--------------------------------------------------------------------------------
   Total                                                43,125,067        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER MIDCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO BORROWING MONEY          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  28,916,675         67.1%
--------------------------------------------------------------------------------
   Against                                               4,332,199         10.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               9,876,193         22.9%
--------------------------------------------------------------------------------
   Total                                                43,125,067        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO UNDERWRITING             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  29,308,143         68.0%
--------------------------------------------------------------------------------
   Against                                               3,964,298          9.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               9,852,626         22.8%
--------------------------------------------------------------------------------
   Total                                                43,125,067        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO LENDING                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  29,040,505         67.3%
--------------------------------------------------------------------------------
   Against                                               4,219,816          9.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               9,864,746         22.9%
--------------------------------------------------------------------------------
   Total                                                43,125,067        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO ISSUING
SENIOR SECURITIES                                       # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  29,168,311         67.6%
--------------------------------------------------------------------------------
   Against                                               4,127,951          9.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               9,828,805         22.8%
--------------------------------------------------------------------------------
   Total                                                43,125,067        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO REAL ESTATE              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  31,004,959         71.4%
--------------------------------------------------------------------------------
   Against                                               4,270,882          9.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               8,129,015         18.7%
--------------------------------------------------------------------------------
   Total                                                43,404,856        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO COMMODITIES              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  30,946,640         71.3%
--------------------------------------------------------------------------------
   Against                                               4,300,788          9.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               8,157,428         18.8%
--------------------------------------------------------------------------------
   Total                                                43,404,856        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER MIDCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO CONCENTRATION            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  31,041,328         71.5%
--------------------------------------------------------------------------------
   Against                                               4,072,299          9.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               8,291,229         19.1%
--------------------------------------------------------------------------------
   Total                                                43,404,856        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICIES RELATING TO DIVERSIFICATION        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  31,290,555         72.0%
--------------------------------------------------------------------------------
   Against                                               3,972,120          9.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               8,142,181         18.8%
--------------------------------------------------------------------------------
   Total                                                43,404,856        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO THE PURCHASE
OF ILLIQUID SECURITIES                                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  30,653,322         70.6%
--------------------------------------------------------------------------------
   Against                                               4,467,208         10.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               8,284,326         19.1%
--------------------------------------------------------------------------------
   Total                                                43,404,856        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND - REMOVE
THE FUNDAMENTAL POLICY RELATING TO BOTH
PURCHASING SECURITIES ON MARGIN AND
ENGAGING IN SHORT SALES                                 # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  30,568,379         70.4%
--------------------------------------------------------------------------------
   Against                                               4,582,269         10.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               8,254,208         19.0%
--------------------------------------------------------------------------------
   Total                                                43,404,856        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO INVESTMENT
IN OTHER INVESTMENT COMPANIES                           # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  30,943,667         71.3%
--------------------------------------------------------------------------------
   Against                                               4,259,501          9.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               8,201,688         18.9%
--------------------------------------------------------------------------------
   Total                                                43,404,856        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER MIDCAP GROWTH FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO PLEDGING ASSETS          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  30,524,275         70.3%
--------------------------------------------------------------------------------
   Against                                               4,563,305         10.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               8,317,276         19.2%
--------------------------------------------------------------------------------
   Total                                                43,404,856        100.0%
================================================================================

ALGER MONEY MARKET FUND - CONVERT THE FUND'S
INVESTMENT OBJECTIVE FROM FUNDAMENTAL TO
NON-FUNDAMENTAL                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  22,918,289         75.3%
--------------------------------------------------------------------------------
   Against                                                 998,727          3.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,497,786         21.4%
--------------------------------------------------------------------------------
   Total                                                30.414,802        100.0%
================================================================================

ALGER MONEY MARKET FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO BORROWING MONEY          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  23,016,795         75.7%
--------------------------------------------------------------------------------
   Against                                                 886,216          2.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,511,791         21.4%
--------------------------------------------------------------------------------
   Total                                                30,414,802        100.0%
================================================================================

ALGER MONEY MARKET FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO UNDERWRITING             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  23,100,668         76.0%
--------------------------------------------------------------------------------
   Against                                                 769,258          2.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,544,876         21.5%
--------------------------------------------------------------------------------
   Total                                                30,414,802        100.0%
================================================================================

ALGER MONEY MARKET FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO LENDING                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  23,093,185         76.0%
--------------------------------------------------------------------------------
   Against                                                 774,884          2.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,546,733         21.5%
--------------------------------------------------------------------------------
   Total                                                30,414,802        100.0%
================================================================================

ALGER MONEY MARKET FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO ISSUING
SENIOR SECURITIES                                       # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  22,997,731         75.6%
--------------------------------------------------------------------------------
   Against                                                 869,678          2.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,547,393         21.5%
--------------------------------------------------------------------------------
   Total                                                30,414,802        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER MONEY MARKET FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO REAL ESTATE              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  22,991,595         75.6%
--------------------------------------------------------------------------------
   Against                                                 855,749          2.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,567,458         21.6%
--------------------------------------------------------------------------------
   Total                                                30,414,802        100.0%
================================================================================

ALGER MONEY MARKET FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO COMMODITIES              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  22,886,019         75.3%
--------------------------------------------------------------------------------
   Against                                                 984,892          3.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,543,891         21.5%
--------------------------------------------------------------------------------
   Total                                                30,414,802        100.0%
================================================================================

ALGER MONEY MARKET FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO CONCENTRATION            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  23,116,726         76.0%
--------------------------------------------------------------------------------
   Against                                                 774,885          2.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,523,191         21.4%
--------------------------------------------------------------------------------
   Total                                                30,414,802        100.0%
================================================================================

ALGER MONEY MARKET FUND - REVISE THE
FUNDAMENTAL POLICIES RELATING TO DIVERSIFICATION        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  23,145,580         76.1%
--------------------------------------------------------------------------------
   Against                                                 671,243          2.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,597.979         21.7%
--------------------------------------------------------------------------------
   Total                                                30,414,802        100.0%
================================================================================

ALGER MONEY MARKET FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO THE PURCHASE
OF ILLIQUID SECURITIES                                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  22,920,045         75.4%
--------------------------------------------------------------------------------
   Against                                                 960,802          3.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,533,955         21.5%
--------------------------------------------------------------------------------
   Total                                                30,414,802        100.0%
================================================================================

ALGER MONEY MARKET FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO BOTH PURCHASING
SECURITIES ON MARGIN AND ENGAGING IN SHORT SALES        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  22,868,423         75.2%
--------------------------------------------------------------------------------
   Against                                                 992,882          3.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,553,497         21.5%
--------------------------------------------------------------------------------
   Total                                                30,414,802        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER MONEY MARKET FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO INVESTMENT
IN OTHER INVESTMENT COMPANIES                           # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  23,062,430         75.8%
--------------------------------------------------------------------------------
   Against                                                 852,594          2.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,499,778         21.4%
--------------------------------------------------------------------------------
   Total                                                30,414,802        100.0%
================================================================================

ALGER MONEY MARKET FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO PLEDGING ASSETS          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  22,968,424         75.5%
--------------------------------------------------------------------------------
   Against                                                 907,065          3.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               6,539,313         21.5%
--------------------------------------------------------------------------------
   Total                                                30,414,802        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND -
CONVERT THE FUND'S INVESTMENT OBJECTIVE
FROM FUNDAMENTAL TO NON-FUNDAMENTAL                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,002,125         70.4%
--------------------------------------------------------------------------------
   Against                                                  81,767          2.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 760,230         26.7%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND -
REVISE THE FUNDAMENTAL POLICY RELATING TO
BORROWING MONEY                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,024,852         71.2%
--------------------------------------------------------------------------------
   Against                                                  58,311          2.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 760,959         26.8%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO UNDERWRITING                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,026,456         71.2%
--------------------------------------------------------------------------------
   Against                                                  58,901          2.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 758,765         26.7%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER SMALLCAP AND MIDCAP GROWTH FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO LENDING                                              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,023,952         71.2%
--------------------------------------------------------------------------------
   Against                                                  59,655          2.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 760,515         26.7%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO ISSUING SENIOR SECURITIES                            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,029,054         71.3%
--------------------------------------------------------------------------------
   Against                                                  58,473          2.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 756,595         26.6%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO REAL ESTATE                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,031,033         71.4%
--------------------------------------------------------------------------------
   Against                                                  57,728          2.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 755,361         26.6%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO COMMODITIES                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,053,467         72.2%
--------------------------------------------------------------------------------
   Against                                                  34,048          1.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 756,607         26.6%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND -
REVISE THE FUNDAMENTAL POLICY RELATING
TO CONCENTRATION                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,028,041         71.3%
--------------------------------------------------------------------------------
   Against                                                  58,071          2.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 758,010         26.7%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER SMALLCAP AND MIDCAP GROWTH FUND -
REVISE THE FUNDAMENTAL POLICIES RELATING
TO DIVERSIFICATION                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,056,546         72.3%
--------------------------------------------------------------------------------
   Against                                                  29,967          1.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 757,609         26.6%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO THE PURCHASE OF ILLIQUID SECURITIES                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,017,697         71.0%
--------------------------------------------------------------------------------
   Against                                                  38,248          1.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 788,177         27.7%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO BOTH PURCHASING SECURITIES ON MARGIN
AND ENGAGING IN SHORT SALES                             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,010,591         70.7%
--------------------------------------------------------------------------------
   Against                                                  68,616          2.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 764,915         26.9%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO INVESTMENT IN OTHER INVESTMENT COMPANIES             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,019,557         71.0%
--------------------------------------------------------------------------------
   Against                                                  38,408          1.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 786,157         27.6%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND -
REMOVE THE FUNDAMENTAL POLICY RELATING
TO PLEDGING ASSETS                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,014,713         70.9%
--------------------------------------------------------------------------------
   Against                                                  66,442          2.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 762,967         26.8%
--------------------------------------------------------------------------------
   Total                                                 2,844,122        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER SMALLCAP GROWTH FUND - CONVERT
THE FUND'S INVESTMENT OBJECTIVE FROM
FUNDAMENTAL TO NON-FUNDAMENTAL                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  22,032,575         73.7%
--------------------------------------------------------------------------------
   Against                                               2,263,612          7.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,584,732         18.7%
--------------------------------------------------------------------------------
   Total                                                29,880,919        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND - REVISE
THE FUNDAMENTAL POLICY RELATING TO
BORROWING MONEY                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  21,956,408         73.5%
--------------------------------------------------------------------------------
   Against                                               2,265,643          7.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,658,868         18.9%
--------------------------------------------------------------------------------
   Total                                                29,880,919        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO UNDERWRITING             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  22,068,465         73.9%
--------------------------------------------------------------------------------
   Against                                               2,168,636          7.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,643,818         18.9%
--------------------------------------------------------------------------------
   Total                                                29,880,919        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO LENDING                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  21,876,843         73.2%
--------------------------------------------------------------------------------
   Against                                               2,239,266          7.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,764,810         19.3%
--------------------------------------------------------------------------------
   Total                                                29,880,919        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO ISSUING
SENIOR SECURITIES                                       # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  21,974,640         73.6%
--------------------------------------------------------------------------------
   Against                                               2,250,572          7.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,655,707         18.9%
--------------------------------------------------------------------------------
   Total                                                29,880,919        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO REAL ESTATE              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  21,930,949         73.4%
--------------------------------------------------------------------------------
   Against                                               2,275,707          7.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,674,263         19.0%
--------------------------------------------------------------------------------
   Total                                                29,880,919        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER SMALLCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO COMMODITIES              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  22,056,121         73.8%
--------------------------------------------------------------------------------
   Against                                               2,249,876          7.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,574,922         18.7%
--------------------------------------------------------------------------------
   Total                                                29,880,919        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICY RELATING TO CONCENTRATION            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  22,004,961         73.6%
--------------------------------------------------------------------------------
   Against                                               2,214,940          7.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,661,018         19.0%
--------------------------------------------------------------------------------
   Total                                                29,880,919        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND - REVISE THE
FUNDAMENTAL POLICIES RELATING TO DIVERSIFICATION        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  22,242,238         74.5%
--------------------------------------------------------------------------------
   Against                                               2,075,649          6.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,563,032         18.6%
--------------------------------------------------------------------------------
   Total                                                29,880,919        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO THE PURCHASE
OF ILLIQUID SECURITIES                                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  21,712,363         72.7%
--------------------------------------------------------------------------------
   Against                                               2,435,925          8.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,732,631         19.1%
--------------------------------------------------------------------------------
   Total                                                29,880,919        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO BOTH PURCHASING
SECURITIES ON MARGIN AND ENGAGING IN SHORT SALES        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  21,694,612         72.6%
--------------------------------------------------------------------------------
   Against                                               2,476,141          8.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,710,166         19.1%
--------------------------------------------------------------------------------
   Total                                                29,880,919        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO INVESTMENT
IN OTHER INVESTMENT COMPANIES                           # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  21,863,371         73.2%
--------------------------------------------------------------------------------
   Against                                               2,368,906          7.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,648,642         18.9%
--------------------------------------------------------------------------------
   Total                                                29,880,919        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER SMALLCAP GROWTH FUND - REMOVE THE
FUNDAMENTAL POLICY RELATING TO PLEDGING ASSETS          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  21,653,768         72.5%
--------------------------------------------------------------------------------
   Against                                               2,462,088          8.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               5,765,063         19.3%
--------------------------------------------------------------------------------
   Total                                                29,880,919        100.0%
================================================================================

PROPOSAL 4 - TO APPROVE DISTRIBUTION PLANS UNDER RULE 12b-1.

ALGER BALANCED FUND, CLASS A                            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   1,002,576         84.8%
--------------------------------------------------------------------------------
   Against                                                   7,832          0.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 171,994         14.5%
--------------------------------------------------------------------------------
   Total                                                 1,182,402        100.0%
================================================================================

ALGER BALANCED FUND, CLASS B                            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   1,518,283         68.8%
--------------------------------------------------------------------------------
   Against                                                  43,614          2.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 645,455         29.2%
--------------------------------------------------------------------------------
   Total                                                 2,207,352        100.0%
================================================================================

ALGER BALANCED FUND, CLASS C                            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     484,228         61.8%
--------------------------------------------------------------------------------
   Against                                                  21,604          2.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 277,531         35.4%
--------------------------------------------------------------------------------
   Total                                                   783,363        100.0%
================================================================================

ALGER CAPITAL APPRECIATION, CLASS A                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   5,740,645         68.8%
--------------------------------------------------------------------------------
   Against                                                 266,121          3.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,343,753         28.0%
--------------------------------------------------------------------------------
   Total                                                 8,350,519        100.0%
================================================================================

ALGER CAPITAL APPRECIATION, CLASS B                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   7,279,791         67.9%
--------------------------------------------------------------------------------
   Against                                                 401,380          3.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               3,044,341         28.4%
--------------------------------------------------------------------------------
   Total                                                10,725,512        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER CAPITAL APPRECIATION, CLASS C                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   1,435,492         69.6%
--------------------------------------------------------------------------------
   Against                                                  53,864          2.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 574,541         27.8%
--------------------------------------------------------------------------------
   Total                                                 2,063,897        100.0%
================================================================================

ALGER CORE FIXED-INCOME, CLASS A                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     247,726         85.9%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  40,787         14.1%
--------------------------------------------------------------------------------
   Total                                                   288,513        100.0%
================================================================================

ALGER CORE FIXED-INCOME, CLASS B                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                      24,146         89.6%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                   2,798         10.4%
--------------------------------------------------------------------------------
   Total                                                    26,944        100.0%
================================================================================

ALGER CORE FIXED-INCOME, CLASS C                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                      24,273         61.7%
--------------------------------------------------------------------------------
   Against                                                       0          0.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                  15,081         38.3%
--------------------------------------------------------------------------------
   Total                                                    39,354        100.0%
================================================================================

ALGER HEALTH SCIENCES, CLASS A                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,489,215         66.1%
--------------------------------------------------------------------------------
   Against                                                  55,011          1.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,737,126         32.9%
--------------------------------------------------------------------------------
   Total                                                 5,281,352        100.0%
================================================================================

ALGER HEALTH SCIENCES, CLASS B                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     678,098         70.0%
--------------------------------------------------------------------------------
   Against                                                  16,555          1.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 273,467         28.3%
--------------------------------------------------------------------------------
   Total                                                   968,120        100.0%
================================================================================

ALGER HEALTH SCIENCES, CLASS C                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   1,171,730         63.6%
--------------------------------------------------------------------------------
   Against                                                  55,837          3.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 616,886         33.4%
--------------------------------------------------------------------------------
   Total                                                 1,844,453        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER LARGECAP GROWTH FUND, CLASS A                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   7,329,235         78.7%
--------------------------------------------------------------------------------
   Against                                                 214,251          2.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,773,555         19.0%
--------------------------------------------------------------------------------
   Total                                                 9,317,041        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND, CLASS B                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  11,545,567         76.4%
--------------------------------------------------------------------------------
   Against                                                 176,202          1.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               3,387,448         22.4%
--------------------------------------------------------------------------------
   Total                                                15,109,217        100.0%
================================================================================

ALGER LARGECAP GROWTH FUND, CLASS C                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   1,614,213         68.7%
--------------------------------------------------------------------------------
   Against                                                  42,964          1.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 690,805         29.4%
--------------------------------------------------------------------------------
   Total                                                 2,347,982        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND, CLASS A                       # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  16,191,742         76.0%
--------------------------------------------------------------------------------
   Against                                                 378,794          1.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,722,474         22.2%
--------------------------------------------------------------------------------
   Total                                                21,293,010        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND, CLASS B                       # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  12,899,107         74.8%
--------------------------------------------------------------------------------
   Against                                                 512,543          3.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               3,826,708         22.2%
--------------------------------------------------------------------------------
   Total                                                17,238,358        100.0%
================================================================================

ALGER MIDCAP GROWTH FUND, CLASS C                       # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,286,750         68.6%
--------------------------------------------------------------------------------
   Against                                                 134,515          2.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,367,585         28.6%
--------------------------------------------------------------------------------
   Total                                                 4,788,850        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND, CLASS A          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   1,363,454         68.8%
--------------------------------------------------------------------------------
   Against                                                   9,854          0.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 607,261         30.7%
--------------------------------------------------------------------------------
   Total                                                 1,980,569        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER SMALLCAP AND MIDCAP GROWTH FUND, CLASS B          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     275,580         63.0%
--------------------------------------------------------------------------------
   Against                                                  16,397          3.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 145,806         33.3%
--------------------------------------------------------------------------------
   Total                                                   437,783        100.0%
================================================================================

ALGER SMALLCAP AND MIDCAP GROWTH FUND, CLASS C          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                     376,562         67.8%
--------------------------------------------------------------------------------
   Against                                                  14,310          2.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 164,217         29.6%
--------------------------------------------------------------------------------
   Total                                                   555,089        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND, CLASS A                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  16,549,694         77.9%
--------------------------------------------------------------------------------
   Against                                                 598,914          2.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               4,101,922         19.3%
--------------------------------------------------------------------------------
   Total                                                21,250,530        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND, CLASS B                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   4,604,831         78.4%
--------------------------------------------------------------------------------
   Against                                                 107,693          1.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,164,226         19.8%
--------------------------------------------------------------------------------
   Total                                                 5,876,750        100.0%
================================================================================

ALGER SMALLCAP GROWTH FUND, CLASS C                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   1,137,511         67.8%
--------------------------------------------------------------------------------
   Against                                                  22,908          1.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                 518,246         30.8%
--------------------------------------------------------------------------------
   Total                                                 1,678,665        100.0%
================================================================================

PROPOSAL 5 - TO APPROVE AMENDMENTS TO THE TRUST'S AGREEMENT AND DECLARATION OF TRUST

ELIMINATE THE REQUIREMENT THAT SHAREHOLDERS
APPROVE THE LIQUIDATION OF A FUND OR A CLASS
OF SHARES OF A FUND                                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                 136,733,691         72.7%
--------------------------------------------------------------------------------
   Against                                              19,930,868         10.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              31,466,803         16.7%
--------------------------------------------------------------------------------
   Total                                               188,131,362        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ELIMINATE THE REQUIREMENT THAT SHAREHOLDERS
APPROVE THE TERMINATION OF THE TRUST                    # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                 136,062,148         72.3%
--------------------------------------------------------------------------------
   Against                                              20,675,308         11.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              31,393,906         16.7%
--------------------------------------------------------------------------------
   Total                                               188,131,362        100.0%
================================================================================

ELIMINATE (SUBJECT TO A QUALIFICATION)
THE REQUIREMENT THAT SHAREHOLDERS
APPROVE THE REORGANIZATION OF THE TRUST
OR A FUND                                               # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                 136,358,667         72.5%
--------------------------------------------------------------------------------
   Against                                              20,298,277         10.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              31,474,418         16.7%
--------------------------------------------------------------------------------
   Total                                               188,131,362        100.0%
================================================================================

ADD A DEMAND REQUIREMENT FOR
SHAREHOLDER DERIVATIVE SUITS                            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                 137,609,289         73.1%
--------------------------------------------------------------------------------
   Against                                              18,106,168          9.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                              32,415,904         17.3%
--------------------------------------------------------------------------------
   Total                                               188,131,361        100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES
--------------------------------------------------------------------------------

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS
--------------------------------------------------------------------------------

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3863.

THE ALGER FUNDS
--------------------------------------------------------------------------------
111 Fifth Avenue
New York, NY 10003
(800) 992-3863
www.alger.com

INVESTMENT MANAGER
--------------------------------------------------------------------------------
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

DISTRIBUTOR
--------------------------------------------------------------------------------
Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
--------------------------------------------------------------------------------
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Funds, which contains information concerning the Trust's investment policies, fees and expenses as well as other pertinent information.

GO PAPERLESS WITH ALGER ELECTRONIC DELIVERY SERVICE

Alger is pleased to provide you with the ability to access regulatory materials online. When documents such as prospectuses and annual and semi-annual reports are available, we'll send you an e-mail notification with a convenient link that will take you directly to the fund information on our website. To sign up for this free service, simply enroll at WWW.ICSDELIVERY.COM/ALGER.

[LOGO]
 ALGER

ASAR 043007

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

                                     [LOGO]
                                      ALGER

                                                                     ASAR 043007

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


ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By:  /s/Dan C. Chung

       Dan C. Chung

       President

Date:  June 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Dan C. Chung

    Dan C. Chung

    President

Date:  June 18, 2007

By: /s/Michael D. Martins

    Michael D. Martins

    Treasurer

Date:  June 18, 2007